UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-04085

Fidelity Income Fund

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2026

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity Managed Retirement Income Fund℠ Fidelity Managed Retirement Income Fund℠ : FIRMX

This semi-annual shareholder report contains information about Fidelity Managed Retirement Income Fund℠ for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Managed Retirement Income Fund℠	$ 23	0.45%
Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$16,762,550
Number of Holdings	34
Portfolio Turnover	42%
What did the Fund invest in?
(as of January 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 70.6
International Equity Funds - 12.1
Domestic Equity Funds - 9.8
Short-Term Funds - 7.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	18.6
Fidelity Series Government Bond Index Fund	13.9
Fidelity Series Investment Grade Bond Fund	12.9
Fidelity Series Corporate Bond Fund	8.3
Fidelity Series Investment Grade Securitized Fund	7.9
Fidelity Series International Developed Markets Bond Index Fund	5.0
Fidelity Series Treasury Bill Index Fund	4.6
Fidelity Series Emerging Markets Opportunities Fund	3.0
Fidelity Series Large Cap Value Index Fund	2.6
Fidelity Series Blue Chip Growth Fund	2.1
78.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915280.101    1887-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity Managed Retirement Income Fund℠ Fidelity Managed Retirement Income Fund℠ Class K6 : FRHMX

This semi-annual shareholder report contains information about Fidelity Managed Retirement Income Fund℠ for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 13	0.25%
Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$16,762,550
Number of Holdings	34
Portfolio Turnover	42%
What did the Fund invest in?
(as of January 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 70.6
International Equity Funds - 12.1
Domestic Equity Funds - 9.8
Short-Term Funds - 7.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	18.6
Fidelity Series Government Bond Index Fund	13.9
Fidelity Series Investment Grade Bond Fund	12.9
Fidelity Series Corporate Bond Fund	8.3
Fidelity Series Investment Grade Securitized Fund	7.9
Fidelity Series International Developed Markets Bond Index Fund	5.0
Fidelity Series Treasury Bill Index Fund	4.6
Fidelity Series Emerging Markets Opportunities Fund	3.0
Fidelity Series Large Cap Value Index Fund	2.6
Fidelity Series Blue Chip Growth Fund	2.1
78.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915284.101    3477-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity Managed Retirement Income Fund℠ Fidelity Managed Retirement Income Fund℠ Class K : FRKMX

This semi-annual shareholder report contains information about Fidelity Managed Retirement Income Fund℠ for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 18	0.35%
Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$16,762,550
Number of Holdings	34
Portfolio Turnover	42%
What did the Fund invest in?
(as of January 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 70.6
International Equity Funds - 12.1
Domestic Equity Funds - 9.8
Short-Term Funds - 7.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	18.6
Fidelity Series Government Bond Index Fund	13.9
Fidelity Series Investment Grade Bond Fund	12.9
Fidelity Series Corporate Bond Fund	8.3
Fidelity Series Investment Grade Securitized Fund	7.9
Fidelity Series International Developed Markets Bond Index Fund	5.0
Fidelity Series Treasury Bill Index Fund	4.6
Fidelity Series Emerging Markets Opportunities Fund	3.0
Fidelity Series Large Cap Value Index Fund	2.6
Fidelity Series Blue Chip Growth Fund	2.1
78.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915283.101    3471-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity Managed Retirement Income Fund℠ Fidelity Advisor Managed Retirement Income Fund℠ Class I : FRIMX

This semi-annual shareholder report contains information about Fidelity Managed Retirement Income Fund℠ for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 23	0.45%
Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$16,762,550
Number of Holdings	34
Portfolio Turnover	42%
What did the Fund invest in?
(as of January 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 70.6
International Equity Funds - 12.1
Domestic Equity Funds - 9.8
Short-Term Funds - 7.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	18.6
Fidelity Series Government Bond Index Fund	13.9
Fidelity Series Investment Grade Bond Fund	12.9
Fidelity Series Corporate Bond Fund	8.3
Fidelity Series Investment Grade Securitized Fund	7.9
Fidelity Series International Developed Markets Bond Index Fund	5.0
Fidelity Series Treasury Bill Index Fund	4.6
Fidelity Series Emerging Markets Opportunities Fund	3.0
Fidelity Series Large Cap Value Index Fund	2.6
Fidelity Series Blue Chip Growth Fund	2.1
78.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915282.101    1920-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity Managed Retirement Income Fund℠ Fidelity Advisor Managed Retirement Income Fund℠ Class A : FRAMX

This semi-annual shareholder report contains information about Fidelity Managed Retirement Income Fund℠ for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 36	0.70%
Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$16,762,550
Number of Holdings	34
Portfolio Turnover	42%
What did the Fund invest in?
(as of January 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 70.6
International Equity Funds - 12.1
Domestic Equity Funds - 9.8
Short-Term Funds - 7.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	18.6
Fidelity Series Government Bond Index Fund	13.9
Fidelity Series Investment Grade Bond Fund	12.9
Fidelity Series Corporate Bond Fund	8.3
Fidelity Series Investment Grade Securitized Fund	7.9
Fidelity Series International Developed Markets Bond Index Fund	5.0
Fidelity Series Treasury Bill Index Fund	4.6
Fidelity Series Emerging Markets Opportunities Fund	3.0
Fidelity Series Large Cap Value Index Fund	2.6
Fidelity Series Blue Chip Growth Fund	2.1
78.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915281.101    1917-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity Managed Retirement 2035 Fund℠ Fidelity Managed Retirement 2035 Fund℠ : FMRTX

This semi-annual shareholder report contains information about Fidelity Managed Retirement 2035 Fund℠ for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Managed Retirement 2035 Fund℠	$ 25	0.48%
Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$26,490,306
Number of Holdings	33
Portfolio Turnover	63%
What did the Fund invest in?
(as of January 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 48.2
Domestic Equity Funds - 27.1
International Equity Funds - 23.6
Short-Term Funds - 1.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Government Bond Index Fund	9.7
Fidelity Series Investment Grade Bond Fund	9.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	8.5
Fidelity Series Large Cap Value Index Fund	7.5
Fidelity Series Blue Chip Growth Fund	6.2
Fidelity Series Emerging Markets Opportunities Fund	5.9
Fidelity Series Corporate Bond Fund	5.8
Fidelity Series Investment Grade Securitized Fund	5.5
Fidelity Series International Developed Markets Bond Index Fund	4.7
Fidelity Series Large Cap Stock Fund	4.1
66.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915375.101    7303-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity Managed Retirement 2035 Fund℠ Fidelity Managed Retirement 2035 Fund℠ Class K6 : FMRJX

This semi-annual shareholder report contains information about Fidelity Managed Retirement 2035 Fund℠ for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 15	0.28%
Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$26,490,306
Number of Holdings	33
Portfolio Turnover	63%
What did the Fund invest in?
(as of January 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 48.2
Domestic Equity Funds - 27.1
International Equity Funds - 23.6
Short-Term Funds - 1.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Government Bond Index Fund	9.7
Fidelity Series Investment Grade Bond Fund	9.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	8.5
Fidelity Series Large Cap Value Index Fund	7.5
Fidelity Series Blue Chip Growth Fund	6.2
Fidelity Series Emerging Markets Opportunities Fund	5.9
Fidelity Series Corporate Bond Fund	5.8
Fidelity Series Investment Grade Securitized Fund	5.5
Fidelity Series International Developed Markets Bond Index Fund	4.7
Fidelity Series Large Cap Stock Fund	4.1
66.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915380.101    7308-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity Managed Retirement 2035 Fund℠ Fidelity Managed Retirement 2035 Fund℠ Class K : FMRZX

This semi-annual shareholder report contains information about Fidelity Managed Retirement 2035 Fund℠ for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 20	0.38%
Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$26,490,306
Number of Holdings	33
Portfolio Turnover	63%
What did the Fund invest in?
(as of January 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 48.2
Domestic Equity Funds - 27.1
International Equity Funds - 23.6
Short-Term Funds - 1.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Government Bond Index Fund	9.7
Fidelity Series Investment Grade Bond Fund	9.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	8.5
Fidelity Series Large Cap Value Index Fund	7.5
Fidelity Series Blue Chip Growth Fund	6.2
Fidelity Series Emerging Markets Opportunities Fund	5.9
Fidelity Series Corporate Bond Fund	5.8
Fidelity Series Investment Grade Securitized Fund	5.5
Fidelity Series International Developed Markets Bond Index Fund	4.7
Fidelity Series Large Cap Stock Fund	4.1
66.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915379.101    7307-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity Managed Retirement 2035 Fund℠ Fidelity Advisor Managed Retirement 2035 Fund℠ Class I : FMRYX

This semi-annual shareholder report contains information about Fidelity Managed Retirement 2035 Fund℠ for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 25	0.48%
Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$26,490,306
Number of Holdings	33
Portfolio Turnover	63%
What did the Fund invest in?
(as of January 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 48.2
Domestic Equity Funds - 27.1
International Equity Funds - 23.6
Short-Term Funds - 1.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Government Bond Index Fund	9.7
Fidelity Series Investment Grade Bond Fund	9.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	8.5
Fidelity Series Large Cap Value Index Fund	7.5
Fidelity Series Blue Chip Growth Fund	6.2
Fidelity Series Emerging Markets Opportunities Fund	5.9
Fidelity Series Corporate Bond Fund	5.8
Fidelity Series Investment Grade Securitized Fund	5.5
Fidelity Series International Developed Markets Bond Index Fund	4.7
Fidelity Series Large Cap Stock Fund	4.1
66.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915378.101    7306-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity Managed Retirement 2035 Fund℠ Fidelity Advisor Managed Retirement 2035 Fund℠ Class A : FMRUX

This semi-annual shareholder report contains information about Fidelity Managed Retirement 2035 Fund℠ for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 38	0.73%
Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$26,490,306
Number of Holdings	33
Portfolio Turnover	63%
What did the Fund invest in?
(as of January 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 48.2
Domestic Equity Funds - 27.1
International Equity Funds - 23.6
Short-Term Funds - 1.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Government Bond Index Fund	9.7
Fidelity Series Investment Grade Bond Fund	9.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	8.5
Fidelity Series Large Cap Value Index Fund	7.5
Fidelity Series Blue Chip Growth Fund	6.2
Fidelity Series Emerging Markets Opportunities Fund	5.9
Fidelity Series Corporate Bond Fund	5.8
Fidelity Series Investment Grade Securitized Fund	5.5
Fidelity Series International Developed Markets Bond Index Fund	4.7
Fidelity Series Large Cap Stock Fund	4.1
66.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915376.101    7304-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity Managed Retirement 2030 Fund℠ Fidelity Managed Retirement 2030 Fund℠ : FMRAX

This semi-annual shareholder report contains information about Fidelity Managed Retirement 2030 Fund℠ for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Managed Retirement 2030 Fund℠	$ 25	0.48%
Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$50,357,550
Number of Holdings	34
Portfolio Turnover	48%
What did the Fund invest in?
(as of January 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 52.6
Domestic Equity Funds - 24.5
International Equity Funds - 21.9
Short-Term Funds - 1.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Government Bond Index Fund	10.8
Fidelity Series Investment Grade Bond Fund	10.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	8.0
Fidelity Series Large Cap Value Index Fund	6.8
Fidelity Series Corporate Bond Fund	6.4
Fidelity Series Investment Grade Securitized Fund	6.1
Fidelity Series Blue Chip Growth Fund	5.5
Fidelity Series Emerging Markets Opportunities Fund	5.4
Fidelity Series International Developed Markets Bond Index Fund	4.9
Fidelity Series Large Cap Stock Fund	3.7
67.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915359.101    4500-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity Managed Retirement 2030 Fund℠ Fidelity Managed Retirement 2030 Fund℠ Class K6 : FMRFX

This semi-annual shareholder report contains information about Fidelity Managed Retirement 2030 Fund℠ for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 15	0.28%
Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$50,357,550
Number of Holdings	34
Portfolio Turnover	48%
What did the Fund invest in?
(as of January 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 52.6
Domestic Equity Funds - 24.5
International Equity Funds - 21.9
Short-Term Funds - 1.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Government Bond Index Fund	10.8
Fidelity Series Investment Grade Bond Fund	10.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	8.0
Fidelity Series Large Cap Value Index Fund	6.8
Fidelity Series Corporate Bond Fund	6.4
Fidelity Series Investment Grade Securitized Fund	6.1
Fidelity Series Blue Chip Growth Fund	5.5
Fidelity Series Emerging Markets Opportunities Fund	5.4
Fidelity Series International Developed Markets Bond Index Fund	4.9
Fidelity Series Large Cap Stock Fund	3.7
67.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915361.101    4502-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity Managed Retirement 2030 Fund℠ Fidelity Managed Retirement 2030 Fund℠ Class K : FMREX

This semi-annual shareholder report contains information about Fidelity Managed Retirement 2030 Fund℠ for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 20	0.38%
Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$50,357,550
Number of Holdings	34
Portfolio Turnover	48%
What did the Fund invest in?
(as of January 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 52.6
Domestic Equity Funds - 24.5
International Equity Funds - 21.9
Short-Term Funds - 1.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Government Bond Index Fund	10.8
Fidelity Series Investment Grade Bond Fund	10.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	8.0
Fidelity Series Large Cap Value Index Fund	6.8
Fidelity Series Corporate Bond Fund	6.4
Fidelity Series Investment Grade Securitized Fund	6.1
Fidelity Series Blue Chip Growth Fund	5.5
Fidelity Series Emerging Markets Opportunities Fund	5.4
Fidelity Series International Developed Markets Bond Index Fund	4.9
Fidelity Series Large Cap Stock Fund	3.7
67.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915360.101    4501-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity Managed Retirement 2030 Fund℠ Fidelity Advisor Managed Retirement 2030 Fund℠ Class I : FMRDX

This semi-annual shareholder report contains information about Fidelity Managed Retirement 2030 Fund℠ for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 25	0.48%
Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$50,357,550
Number of Holdings	34
Portfolio Turnover	48%
What did the Fund invest in?
(as of January 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 52.6
Domestic Equity Funds - 24.5
International Equity Funds - 21.9
Short-Term Funds - 1.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Government Bond Index Fund	10.8
Fidelity Series Investment Grade Bond Fund	10.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	8.0
Fidelity Series Large Cap Value Index Fund	6.8
Fidelity Series Corporate Bond Fund	6.4
Fidelity Series Investment Grade Securitized Fund	6.1
Fidelity Series Blue Chip Growth Fund	5.5
Fidelity Series Emerging Markets Opportunities Fund	5.4
Fidelity Series International Developed Markets Bond Index Fund	4.9
Fidelity Series Large Cap Stock Fund	3.7
67.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915358.101    3500-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity Managed Retirement 2030 Fund℠ Fidelity Advisor Managed Retirement 2030 Fund℠ Class A : FMRBX

This semi-annual shareholder report contains information about Fidelity Managed Retirement 2030 Fund℠ for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 38	0.73%
Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$50,357,550
Number of Holdings	34
Portfolio Turnover	48%
What did the Fund invest in?
(as of January 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 52.6
Domestic Equity Funds - 24.5
International Equity Funds - 21.9
Short-Term Funds - 1.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Government Bond Index Fund	10.8
Fidelity Series Investment Grade Bond Fund	10.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	8.0
Fidelity Series Large Cap Value Index Fund	6.8
Fidelity Series Corporate Bond Fund	6.4
Fidelity Series Investment Grade Securitized Fund	6.1
Fidelity Series Blue Chip Growth Fund	5.5
Fidelity Series Emerging Markets Opportunities Fund	5.4
Fidelity Series International Developed Markets Bond Index Fund	4.9
Fidelity Series Large Cap Stock Fund	3.7
67.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915357.101    3499-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity Managed Retirement 2025 Fund℠ Fidelity Managed Retirement 2025 Fund℠ : FIXRX

This semi-annual shareholder report contains information about Fidelity Managed Retirement 2025 Fund℠ for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Managed Retirement 2025 Fund℠	$ 25	0.47%
Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$57,030,575
Number of Holdings	34
Portfolio Turnover	39%
What did the Fund invest in?
(as of January 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 58.0
Domestic Equity Funds - 21.1
International Equity Funds - 19.6
Short-Term Funds - 1.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Government Bond Index Fund	11.7
Fidelity Series Investment Grade Bond Fund	10.8
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	7.4
Fidelity Series Corporate Bond Fund	6.9
Fidelity Series Investment Grade Securitized Fund	6.6
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	6.0
Fidelity Series Large Cap Value Index Fund	5.8
Fidelity Series International Developed Markets Bond Index Fund	4.9
Fidelity Series Emerging Markets Opportunities Fund	4.9
Fidelity Series Blue Chip Growth Fund	4.7
69.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915307.101    1996-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity Managed Retirement 2025 Fund℠ Fidelity Managed Retirement 2025 Fund℠ Class K6 : FHRFX

This semi-annual shareholder report contains information about Fidelity Managed Retirement 2025 Fund℠ for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 14	0.27%
Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$57,030,575
Number of Holdings	34
Portfolio Turnover	39%
What did the Fund invest in?
(as of January 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 58.0
Domestic Equity Funds - 21.1
International Equity Funds - 19.6
Short-Term Funds - 1.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Government Bond Index Fund	11.7
Fidelity Series Investment Grade Bond Fund	10.8
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	7.4
Fidelity Series Corporate Bond Fund	6.9
Fidelity Series Investment Grade Securitized Fund	6.6
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	6.0
Fidelity Series Large Cap Value Index Fund	5.8
Fidelity Series International Developed Markets Bond Index Fund	4.9
Fidelity Series Emerging Markets Opportunities Fund	4.9
Fidelity Series Blue Chip Growth Fund	4.7
69.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915311.101    3482-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity Managed Retirement 2025 Fund℠ Fidelity Managed Retirement 2025 Fund℠ Class K : FKRFX

This semi-annual shareholder report contains information about Fidelity Managed Retirement 2025 Fund℠ for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 19	0.37%
Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$57,030,575
Number of Holdings	34
Portfolio Turnover	39%
What did the Fund invest in?
(as of January 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 58.0
Domestic Equity Funds - 21.1
International Equity Funds - 19.6
Short-Term Funds - 1.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Government Bond Index Fund	11.7
Fidelity Series Investment Grade Bond Fund	10.8
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	7.4
Fidelity Series Corporate Bond Fund	6.9
Fidelity Series Investment Grade Securitized Fund	6.6
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	6.0
Fidelity Series Large Cap Value Index Fund	5.8
Fidelity Series International Developed Markets Bond Index Fund	4.9
Fidelity Series Emerging Markets Opportunities Fund	4.9
Fidelity Series Blue Chip Growth Fund	4.7
69.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915310.101    3476-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity Managed Retirement 2025 Fund℠ Fidelity Advisor Managed Retirement 2025 Fund℠ Class I : FIRFX

This semi-annual shareholder report contains information about Fidelity Managed Retirement 2025 Fund℠ for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 25	0.47%
Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$57,030,575
Number of Holdings	34
Portfolio Turnover	39%
What did the Fund invest in?
(as of January 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 58.0
Domestic Equity Funds - 21.1
International Equity Funds - 19.6
Short-Term Funds - 1.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Government Bond Index Fund	11.7
Fidelity Series Investment Grade Bond Fund	10.8
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	7.4
Fidelity Series Corporate Bond Fund	6.9
Fidelity Series Investment Grade Securitized Fund	6.6
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	6.0
Fidelity Series Large Cap Value Index Fund	5.8
Fidelity Series International Developed Markets Bond Index Fund	4.9
Fidelity Series Emerging Markets Opportunities Fund	4.9
Fidelity Series Blue Chip Growth Fund	4.7
69.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915309.101    2008-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity Managed Retirement 2025 Fund℠ Fidelity Advisor Managed Retirement 2025 Fund℠ Class A : FARFX

This semi-annual shareholder report contains information about Fidelity Managed Retirement 2025 Fund℠ for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 38	0.72%
Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$57,030,575
Number of Holdings	34
Portfolio Turnover	39%
What did the Fund invest in?
(as of January 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 58.0
Domestic Equity Funds - 21.1
International Equity Funds - 19.6
Short-Term Funds - 1.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Government Bond Index Fund	11.7
Fidelity Series Investment Grade Bond Fund	10.8
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	7.4
Fidelity Series Corporate Bond Fund	6.9
Fidelity Series Investment Grade Securitized Fund	6.6
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	6.0
Fidelity Series Large Cap Value Index Fund	5.8
Fidelity Series International Developed Markets Bond Index Fund	4.9
Fidelity Series Emerging Markets Opportunities Fund	4.9
Fidelity Series Blue Chip Growth Fund	4.7
69.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915308.101    2005-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity Managed Retirement 2020 Fund℠ Fidelity Managed Retirement 2020 Fund℠ : FIRVX

This semi-annual shareholder report contains information about Fidelity Managed Retirement 2020 Fund℠ for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Managed Retirement 2020 Fund℠	$ 25	0.47%
Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$10,198,549
Number of Holdings	34
Portfolio Turnover	29%
What did the Fund invest in?
(as of January 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 63.5
Domestic Equity Funds - 17.2
International Equity Funds - 17.0
Short-Term Funds - 2.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	12.8
Fidelity Series Government Bond Index Fund	12.5
Fidelity Series Investment Grade Bond Fund	11.5
Fidelity Series Corporate Bond Fund	7.4
Fidelity Series Investment Grade Securitized Fund	7.0
Fidelity Series International Developed Markets Bond Index Fund	5.0
Fidelity Series Large Cap Value Index Fund	4.7
Fidelity Series Emerging Markets Opportunities Fund	4.2
Fidelity Series Blue Chip Growth Fund	3.8
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	3.6
72.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915301.101    1995-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity Managed Retirement 2020 Fund℠ Fidelity Managed Retirement 2020 Fund℠ Class K6 : FHRVX

This semi-annual shareholder report contains information about Fidelity Managed Retirement 2020 Fund℠ for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 14	0.27%
Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$10,198,549
Number of Holdings	34
Portfolio Turnover	29%
What did the Fund invest in?
(as of January 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 63.5
Domestic Equity Funds - 17.2
International Equity Funds - 17.0
Short-Term Funds - 2.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	12.8
Fidelity Series Government Bond Index Fund	12.5
Fidelity Series Investment Grade Bond Fund	11.5
Fidelity Series Corporate Bond Fund	7.4
Fidelity Series Investment Grade Securitized Fund	7.0
Fidelity Series International Developed Markets Bond Index Fund	5.0
Fidelity Series Large Cap Value Index Fund	4.7
Fidelity Series Emerging Markets Opportunities Fund	4.2
Fidelity Series Blue Chip Growth Fund	3.8
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	3.6
72.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915305.101    3481-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity Managed Retirement 2020 Fund℠ Fidelity Managed Retirement 2020 Fund℠ Class K : FKRVX

This semi-annual shareholder report contains information about Fidelity Managed Retirement 2020 Fund℠ for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 19	0.37%
Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$10,198,549
Number of Holdings	34
Portfolio Turnover	29%
What did the Fund invest in?
(as of January 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 63.5
Domestic Equity Funds - 17.2
International Equity Funds - 17.0
Short-Term Funds - 2.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	12.8
Fidelity Series Government Bond Index Fund	12.5
Fidelity Series Investment Grade Bond Fund	11.5
Fidelity Series Corporate Bond Fund	7.4
Fidelity Series Investment Grade Securitized Fund	7.0
Fidelity Series International Developed Markets Bond Index Fund	5.0
Fidelity Series Large Cap Value Index Fund	4.7
Fidelity Series Emerging Markets Opportunities Fund	4.2
Fidelity Series Blue Chip Growth Fund	3.8
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	3.6
72.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915304.101    3475-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity Managed Retirement 2020 Fund℠ Fidelity Advisor Managed Retirement 2020 Fund℠ Class I : FIIVX

This semi-annual shareholder report contains information about Fidelity Managed Retirement 2020 Fund℠ for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 24	0.47%
Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$10,198,549
Number of Holdings	34
Portfolio Turnover	29%
What did the Fund invest in?
(as of January 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 63.5
Domestic Equity Funds - 17.2
International Equity Funds - 17.0
Short-Term Funds - 2.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	12.8
Fidelity Series Government Bond Index Fund	12.5
Fidelity Series Investment Grade Bond Fund	11.5
Fidelity Series Corporate Bond Fund	7.4
Fidelity Series Investment Grade Securitized Fund	7.0
Fidelity Series International Developed Markets Bond Index Fund	5.0
Fidelity Series Large Cap Value Index Fund	4.7
Fidelity Series Emerging Markets Opportunities Fund	4.2
Fidelity Series Blue Chip Growth Fund	3.8
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	3.6
72.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915303.101    2000-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity Managed Retirement 2020 Fund℠ Fidelity Advisor Managed Retirement 2020 Fund℠ Class A : FARVX

This semi-annual shareholder report contains information about Fidelity Managed Retirement 2020 Fund℠ for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 37	0.72%
Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$10,198,549
Number of Holdings	34
Portfolio Turnover	29%
What did the Fund invest in?
(as of January 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 63.5
Domestic Equity Funds - 17.2
International Equity Funds - 17.0
Short-Term Funds - 2.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	12.8
Fidelity Series Government Bond Index Fund	12.5
Fidelity Series Investment Grade Bond Fund	11.5
Fidelity Series Corporate Bond Fund	7.4
Fidelity Series Investment Grade Securitized Fund	7.0
Fidelity Series International Developed Markets Bond Index Fund	5.0
Fidelity Series Large Cap Value Index Fund	4.7
Fidelity Series Emerging Markets Opportunities Fund	4.2
Fidelity Series Blue Chip Growth Fund	3.8
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	3.6
72.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915302.101    1997-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity Managed Retirement 2015 Fund℠ Fidelity Managed Retirement 2015 Fund℠ : FIRSX

This semi-annual shareholder report contains information about Fidelity Managed Retirement 2015 Fund℠ for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Managed Retirement 2015 Fund℠	$ 24	0.46%
Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$5,271,854
Number of Holdings	34
Portfolio Turnover	45%
What did the Fund invest in?
(as of January 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 68.0
International Equity Funds - 14.4
Domestic Equity Funds - 13.3
Short-Term Funds - 4.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	16.8
Fidelity Series Government Bond Index Fund	13.3
Fidelity Series Investment Grade Bond Fund	12.3
Fidelity Series Corporate Bond Fund	7.9
Fidelity Series Investment Grade Securitized Fund	7.5
Fidelity Series International Developed Markets Bond Index Fund	5.0
Fidelity Series Emerging Markets Opportunities Fund	3.6
Fidelity Series Large Cap Value Index Fund	3.6
Fidelity Series Treasury Bill Index Fund	3.4
Fidelity Series Blue Chip Growth Fund	2.9
76.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915294.101    1893-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity Managed Retirement 2015 Fund℠ Fidelity Managed Retirement 2015 Fund℠ Class K6 : FJRSX

This semi-annual shareholder report contains information about Fidelity Managed Retirement 2015 Fund℠ for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 14	0.26%
Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$5,271,854
Number of Holdings	34
Portfolio Turnover	45%
What did the Fund invest in?
(as of January 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 68.0
International Equity Funds - 14.4
Domestic Equity Funds - 13.3
Short-Term Funds - 4.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	16.8
Fidelity Series Government Bond Index Fund	13.3
Fidelity Series Investment Grade Bond Fund	12.3
Fidelity Series Corporate Bond Fund	7.9
Fidelity Series Investment Grade Securitized Fund	7.5
Fidelity Series International Developed Markets Bond Index Fund	5.0
Fidelity Series Emerging Markets Opportunities Fund	3.6
Fidelity Series Large Cap Value Index Fund	3.6
Fidelity Series Treasury Bill Index Fund	3.4
Fidelity Series Blue Chip Growth Fund	2.9
76.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915298.101    3480-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity Managed Retirement 2015 Fund℠ Fidelity Managed Retirement 2015 Fund℠ Class K : FKRSX

This semi-annual shareholder report contains information about Fidelity Managed Retirement 2015 Fund℠ for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 19	0.36%
Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$5,271,854
Number of Holdings	34
Portfolio Turnover	45%
What did the Fund invest in?
(as of January 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 68.0
International Equity Funds - 14.4
Domestic Equity Funds - 13.3
Short-Term Funds - 4.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	16.8
Fidelity Series Government Bond Index Fund	13.3
Fidelity Series Investment Grade Bond Fund	12.3
Fidelity Series Corporate Bond Fund	7.9
Fidelity Series Investment Grade Securitized Fund	7.5
Fidelity Series International Developed Markets Bond Index Fund	5.0
Fidelity Series Emerging Markets Opportunities Fund	3.6
Fidelity Series Large Cap Value Index Fund	3.6
Fidelity Series Treasury Bill Index Fund	3.4
Fidelity Series Blue Chip Growth Fund	2.9
76.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915297.101    3474-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity Managed Retirement 2015 Fund℠ Fidelity Advisor Managed Retirement 2015 Fund℠ Class I : FRASX

This semi-annual shareholder report contains information about Fidelity Managed Retirement 2015 Fund℠ for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 24	0.47%
Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$5,271,854
Number of Holdings	34
Portfolio Turnover	45%
What did the Fund invest in?
(as of January 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 68.0
International Equity Funds - 14.4
Domestic Equity Funds - 13.3
Short-Term Funds - 4.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	16.8
Fidelity Series Government Bond Index Fund	13.3
Fidelity Series Investment Grade Bond Fund	12.3
Fidelity Series Corporate Bond Fund	7.9
Fidelity Series Investment Grade Securitized Fund	7.5
Fidelity Series International Developed Markets Bond Index Fund	5.0
Fidelity Series Emerging Markets Opportunities Fund	3.6
Fidelity Series Large Cap Value Index Fund	3.6
Fidelity Series Treasury Bill Index Fund	3.4
Fidelity Series Blue Chip Growth Fund	2.9
76.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915296.101    1946-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity Managed Retirement 2015 Fund℠ Fidelity Advisor Managed Retirement 2015 Fund℠ Class A : FARSX

This semi-annual shareholder report contains information about Fidelity Managed Retirement 2015 Fund℠ for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 37	0.71%
Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$5,271,854
Number of Holdings	34
Portfolio Turnover	45%
What did the Fund invest in?
(as of January 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 68.0
International Equity Funds - 14.4
Domestic Equity Funds - 13.3
Short-Term Funds - 4.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	16.8
Fidelity Series Government Bond Index Fund	13.3
Fidelity Series Investment Grade Bond Fund	12.3
Fidelity Series Corporate Bond Fund	7.9
Fidelity Series Investment Grade Securitized Fund	7.5
Fidelity Series International Developed Markets Bond Index Fund	5.0
Fidelity Series Emerging Markets Opportunities Fund	3.6
Fidelity Series Large Cap Value Index Fund	3.6
Fidelity Series Treasury Bill Index Fund	3.4
Fidelity Series Blue Chip Growth Fund	2.9
76.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915295.101    1943-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity Managed Retirement 2010 Fund℠ Fidelity Managed Retirement 2010 Fund℠ : FIRQX

This semi-annual shareholder report contains information about Fidelity Managed Retirement 2010 Fund℠ for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Managed Retirement 2010 Fund℠	$ 23	0.45%
Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$7,296,943
Number of Holdings	33
Portfolio Turnover	29%
What did the Fund invest in?
(as of January 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 72.0
International Equity Funds - 12.2
Domestic Equity Funds - 9.8
Short-Term Funds - 6.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	20.4
Fidelity Series Government Bond Index Fund	14.0
Fidelity Series Investment Grade Bond Fund	13.0
Fidelity Series Corporate Bond Fund	8.3
Fidelity Series Investment Grade Securitized Fund	7.9
Fidelity Series International Developed Markets Bond Index Fund	4.9
Fidelity Series Treasury Bill Index Fund	3.4
Fidelity Series Emerging Markets Opportunities Fund	3.1
Fidelity Series Large Cap Value Index Fund	2.6
Fidelity Series Long-Term Treasury Bond Index Fund	2.4
80.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915287.101    1891-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity Managed Retirement 2010 Fund℠ Fidelity Managed Retirement 2010 Fund℠ Class K6 : FRQHX

This semi-annual shareholder report contains information about Fidelity Managed Retirement 2010 Fund℠ for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 13	0.25%
Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$7,296,943
Number of Holdings	33
Portfolio Turnover	29%
What did the Fund invest in?
(as of January 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 72.0
International Equity Funds - 12.2
Domestic Equity Funds - 9.8
Short-Term Funds - 6.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	20.4
Fidelity Series Government Bond Index Fund	14.0
Fidelity Series Investment Grade Bond Fund	13.0
Fidelity Series Corporate Bond Fund	8.3
Fidelity Series Investment Grade Securitized Fund	7.9
Fidelity Series International Developed Markets Bond Index Fund	4.9
Fidelity Series Treasury Bill Index Fund	3.4
Fidelity Series Emerging Markets Opportunities Fund	3.1
Fidelity Series Large Cap Value Index Fund	2.6
Fidelity Series Long-Term Treasury Bond Index Fund	2.4
80.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915291.101    3479-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity Managed Retirement 2010 Fund℠ Fidelity Managed Retirement 2010 Fund℠ Class K : FRQKX

This semi-annual shareholder report contains information about Fidelity Managed Retirement 2010 Fund℠ for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 18	0.35%
Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$7,296,943
Number of Holdings	33
Portfolio Turnover	29%
What did the Fund invest in?
(as of January 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 72.0
International Equity Funds - 12.2
Domestic Equity Funds - 9.8
Short-Term Funds - 6.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	20.4
Fidelity Series Government Bond Index Fund	14.0
Fidelity Series Investment Grade Bond Fund	13.0
Fidelity Series Corporate Bond Fund	8.3
Fidelity Series Investment Grade Securitized Fund	7.9
Fidelity Series International Developed Markets Bond Index Fund	4.9
Fidelity Series Treasury Bill Index Fund	3.4
Fidelity Series Emerging Markets Opportunities Fund	3.1
Fidelity Series Large Cap Value Index Fund	2.6
Fidelity Series Long-Term Treasury Bond Index Fund	2.4
80.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915290.101    3473-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity Managed Retirement 2010 Fund℠ Fidelity Advisor Managed Retirement 2010 Fund℠ Class I : FRQIX

This semi-annual shareholder report contains information about Fidelity Managed Retirement 2010 Fund℠ for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 23	0.45%
Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$7,296,943
Number of Holdings	33
Portfolio Turnover	29%
What did the Fund invest in?
(as of January 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 72.0
International Equity Funds - 12.2
Domestic Equity Funds - 9.8
Short-Term Funds - 6.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	20.4
Fidelity Series Government Bond Index Fund	14.0
Fidelity Series Investment Grade Bond Fund	13.0
Fidelity Series Corporate Bond Fund	8.3
Fidelity Series Investment Grade Securitized Fund	7.9
Fidelity Series International Developed Markets Bond Index Fund	4.9
Fidelity Series Treasury Bill Index Fund	3.4
Fidelity Series Emerging Markets Opportunities Fund	3.1
Fidelity Series Large Cap Value Index Fund	2.6
Fidelity Series Long-Term Treasury Bond Index Fund	2.4
80.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915289.101    1937-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity Managed Retirement 2010 Fund℠ Fidelity Advisor Managed Retirement 2010 Fund℠ Class A : FRQAX

This semi-annual shareholder report contains information about Fidelity Managed Retirement 2010 Fund℠ for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 36	0.70%
Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$7,296,943
Number of Holdings	33
Portfolio Turnover	29%
What did the Fund invest in?
(as of January 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 72.0
International Equity Funds - 12.2
Domestic Equity Funds - 9.8
Short-Term Funds - 6.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	20.4
Fidelity Series Government Bond Index Fund	14.0
Fidelity Series Investment Grade Bond Fund	13.0
Fidelity Series Corporate Bond Fund	8.3
Fidelity Series Investment Grade Securitized Fund	7.9
Fidelity Series International Developed Markets Bond Index Fund	4.9
Fidelity Series Treasury Bill Index Fund	3.4
Fidelity Series Emerging Markets Opportunities Fund	3.1
Fidelity Series Large Cap Value Index Fund	2.6
Fidelity Series Long-Term Treasury Bond Index Fund	2.4
80.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915288.101    1934-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® GNMA Fund Fidelity® GNMA Fund : FGMNX

This semi-annual shareholder report contains information about Fidelity® GNMA Fund for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® GNMA Fund	$ 23	0.45%
Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$1,729,976,780
Number of Holdings	1,971
Portfolio Turnover	589%
What did the Fund invest in?
(as of January 31, 2026)

COUPON DISTRIBUTION (% of Fund's net assets)
0.01 - 0.99%	0.0
1 - 1.99%	0.2
2 - 2.99%	34.7
3 - 3.99%	27.6
4 - 4.99%	16.9
5 - 5.99%	18.3
6 - 6.99%	15.9
7 - 7.99%	0.0
8 - 8.99%	0.0
17 - 17.99%	0.0

ASSET ALLOCATION (% of Fund's net assets)

U.S. Government Agency - Mortgage Securities - 95.9
CMOs and Other Mortgage Related Securities - 14.7
U.S. Treasury Obligations - 3.0
Options - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (13.6)%

TOP HOLDINGS (% of Fund's net assets)
Ginnie Mae II Pool	73.1
Ginnie Mae I Pool	28.8
Ginnie Mae REMIC pass-thru certificates	8.7
Freddie Mac Multifamily Structured pass-thru certificates	3.5
US Treasury Bonds	2.2
Fannie Mae Mortgage pass-thru certificates	1.3
Fannie Mae Guaranteed REMIC	1.2
Freddie Mac Gold Pool	1.1
Ginnie Mae Mortgage pass-thru certificates	0.9
US Treasury Notes	0.8
121.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915183.101    15-TSRS-0426

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity Managed Retirement Income Fund℠
Fidelity Managed Retirement 2010 Fund℠
Fidelity Managed Retirement 2015 Fund℠
Fidelity Managed Retirement 2020 Fund℠
Fidelity Managed Retirement 2025 Fund℠
Fidelity Managed Retirement 2030 Fund℠
Fidelity Managed Retirement 2035 Fund℠

Semi-Annual Report
January 31, 2026
Includes Fidelity and Fidelity Advisor share classes

Contents

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity Managed Retirement Income Fund℠
Fidelity Managed Retirement 2010 Fund℠
Fidelity Managed Retirement 2015 Fund℠
Fidelity Managed Retirement 2020 Fund℠
Fidelity Managed Retirement 2025 Fund℠
Fidelity Managed Retirement 2030 Fund℠
Fidelity Managed Retirement 2035 Fund℠
Notes to Financial Statements
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity Managed Retirement Income Fund℠
Schedule of Investments January 31, 2026 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 70.6%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	313,392	3,102,581
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	21,996	167,391
Fidelity Series Corporate Bond Fund (a)	146,729	1,389,528
Fidelity Series Emerging Markets Debt Fund (a)	10,784	92,746
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	2,440	23,737
Fidelity Series Floating Rate High Income Fund (a)	1,905	16,686
Fidelity Series Government Bond Index Fund (a)	254,043	2,337,192
Fidelity Series High Income Fund (a)	1,881	16,796
Fidelity Series International Credit Fund (a)	1,086	9,238
Fidelity Series International Developed Markets Bond Index Fund (a)	97,621	830,753
Fidelity Series Investment Grade Bond Fund (a)	212,513	2,163,380
Fidelity Series Investment Grade Securitized Fund (a)	144,187	1,319,312
Fidelity Series Long-Term Treasury Bond Index Fund (a)	64,021	343,151
Fidelity Series Real Estate Income Fund (a)	1,630	16,575
TOTAL BOND FUNDS (Cost $12,347,052)		11,829,066

Domestic Equity Funds - 9.8%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	15,439	354,475
Fidelity Series Commodity Strategy Fund (a)	1,122	118,076
Fidelity Series Large Cap Growth Index Fund (a)	7,779	228,473
Fidelity Series Large Cap Stock Fund (a)	8,558	236,040
Fidelity Series Large Cap Value Index Fund (a)	22,691	432,484
Fidelity Series Small Cap Core Fund (a)	5,040	72,275
Fidelity Series Small Cap Opportunities Fund (a)	2,502	42,941
Fidelity Series Value Discovery Fund (a)	8,766	155,154
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,053,204)		1,639,918

International Equity Funds - 12.1%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	13,406	264,763
Fidelity Series Emerging Markets Fund (a)	9,623	124,719
Fidelity Series Emerging Markets Opportunities Fund (a)	18,548	500,804
Fidelity Series International Growth Fund (a)	13,556	273,147
Fidelity Series International Index Fund (a)	6,566	104,205
Fidelity Series International Small Cap Fund (a)	10,550	194,963
Fidelity Series International Value Fund (a)	16,931	277,675
Fidelity Series Overseas Fund (a)	17,788	275,173
Fidelity Series Select International Small Cap Fund (a)	1,225	17,982
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,371,733)		2,033,431

Short-Term Funds - 5.6%
	Shares	Value ($)
Fidelity Series Short-Term Credit Fund (a)	17,234	173,543
Fidelity Series Treasury Bill Index Fund (a)	76,939	765,539
TOTAL SHORT-TERM FUNDS (Cost $936,775)		939,082

Money Market Funds - 1.9%
	Yield (%)	Shares	Value ($)
Fidelity Series Government Money Market Fund (a)(b) (Cost $318,802)	3.74	318,802	318,802

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $16,027,566)	16,760,299
NET OTHER ASSETS (LIABILITIES) - 0.0%	2,251
NET ASSETS - 100.0%	16,762,550

Legend

(a)	Affiliated fund.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	3,161,639	492,259	529,745	90,924	(2,832)	(18,740)	3,102,581	313,392
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	171,571	25,478	29,100	5,465	(190)	(368)	167,391	21,996
Fidelity Series Blue Chip Growth Fund	370,964	86,194	125,314	14,872	6,297	16,334	354,475	15,439
Fidelity Series Canada Fund	125,234	167,788	40,259	4,419	209	11,791	264,763	13,406
Fidelity Series Commodity Strategy Fund	38,035	91,849	25,491	1,203	1,142	12,541	118,076	1,122
Fidelity Series Corporate Bond Fund	1,407,225	237,120	271,149	34,199	(1,884)	18,216	1,389,528	146,729
Fidelity Series Emerging Markets Debt Fund	93,628	11,602	17,398	3,041	484	4,430	92,746	10,784
Fidelity Series Emerging Markets Debt Local Currency Fund	26,431	3,819	7,210	1,634	(2)	699	23,737	2,440
Fidelity Series Emerging Markets Fund	138,209	31,099	74,149	3,439	12,000	17,560	124,719	9,623
Fidelity Series Emerging Markets Opportunities Fund	553,497	125,960	294,436	14,216	49,337	66,446	500,804	18,548
Fidelity Series Floating Rate High Income Fund	17,089	2,663	2,892	685	(3)	(171)	16,686	1,905
Fidelity Series Government Bond Index Fund	2,316,080	443,995	442,753	45,170	917	18,953	2,337,192	254,043
Fidelity Series Government Money Market Fund	306,766	269,575	257,539	6,334	-	-	318,802	318,802
Fidelity Series High Income Fund	17,246	2,248	2,951	677	27	226	16,796	1,881
Fidelity Series International Credit Fund	8,930	211	-	210	-	97	9,238	1,086
Fidelity Series International Developed Markets Bond Index Fund	847,376	142,375	143,753	26,182	(6,721)	(8,524)	830,753	97,621
Fidelity Series International Growth Fund	288,214	67,221	94,781	20,669	10,046	2,447	273,147	13,556
Fidelity Series International Index Fund	108,639	21,370	39,685	3,310	5,716	8,165	104,205	6,566
Fidelity Series International Small Cap Fund	218,225	29,665	43,179	28,826	4,079	(13,827)	194,963	10,550
Fidelity Series International Value Fund	328,605	72,027	149,484	26,724	30,740	(4,213)	277,675	16,931
Fidelity Series Investment Grade Bond Fund	2,166,391	380,815	413,762	47,331	(1,844)	31,780	2,163,380	212,513
Fidelity Series Investment Grade Securitized Fund	1,338,566	205,622	260,856	30,474	(1,998)	37,978	1,319,312	144,187
Fidelity Series Large Cap Growth Index Fund	236,595	53,758	74,626	2,156	3,131	9,615	228,473	7,779
Fidelity Series Large Cap Stock Fund	218,800	84,953	76,085	23,303	606	7,766	236,040	8,558
Fidelity Series Large Cap Value Index Fund	442,496	106,352	159,873	16,462	6,395	37,114	432,484	22,691
Fidelity Series Long-Term Treasury Bond Index Fund	549,365	74,894	287,098	10,231	(41,521)	47,511	343,151	64,021
Fidelity Series Overseas Fund	288,522	74,463	85,172	21,781	5,962	(8,602)	275,173	17,788
Fidelity Series Real Estate Income Fund	17,011	2,357	2,892	601	9	90	16,575	1,630
Fidelity Series Select International Small Cap Fund	17,576	491	2,051	490	243	1,723	17,982	1,225
Fidelity Series Short-Term Credit Fund	188,759	28,668	44,440	4,806	31	525	173,543	17,234
Fidelity Series Small Cap Core Fund	97,923	4,680	47,626	688	4,818	12,480	72,275	5,040
Fidelity Series Small Cap Opportunities Fund	44,707	7,767	16,235	2,141	2,002	4,700	42,941	2,502
Fidelity Series Treasury Bill Index Fund	846,805	301,950	384,115	16,254	(319)	1,218	765,539	76,939
Fidelity Series Value Discovery Fund	157,812	39,802	57,926	9,637	2,249	13,217	155,154	8,766
	17,154,931	3,691,090	4,504,025	518,554	89,126	329,177	16,760,299

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	11,829,066	11,829,066	-	-

Domestic Equity Funds	1,639,918	1,639,918	-	-

International Equity Funds	2,033,431	2,033,431	-	-

Short-Term Funds	939,082	939,082	-	-

Money Market Funds	318,802	318,802	-	-
Total Investments in Securities:	16,760,299	16,760,299	-	-
Fidelity Managed Retirement Income Fund℠
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of January 31, 2026 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $16,027,566)	$16,760,299

Total Investment in Securities (cost $16,027,566)		$16,760,299
Receivable for investments sold		154,988
Receivable for fund shares sold		7,957
Total assets		16,923,244
Liabilities
Payable for investments purchased	$155,050
Accrued management fee	5,444
Distribution and service plan fees payable	200
Total liabilities		160,694
Net Assets		$16,762,550
Net Assets consist of:
Paid in capital		$16,944,945
Total accumulated earnings (loss)		(182,395)
Net Assets		$16,762,550

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($960,084 ÷ 16,133.99 shares)(a)		$59.51
Maximum offering price per share (100/94.25 of $59.51)		$63.14
Fidelity Managed Retirement Income :
Net Asset Value, offering price and redemption price per share ($10,239,828 ÷ 172,099.66 shares)		$59.50
Class K :
Net Asset Value, offering price and redemption price per share ($128,166 ÷ 2,154.2 shares)		$59.50
Class K6 :
Net Asset Value, offering price and redemption price per share ($5,356,706 ÷ 90,061.97 shares)		$59.48
Class I :
Net Asset Value, offering price and redemption price per share ($77,766 ÷ 1,305.27 shares)		$59.58
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended January 31, 2026 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$396,937
Expenses
Management fee	$33,817
Distribution and service plan fees	1,187
Independent trustees' fees and expenses	21
Total expenses		35,025
Net Investment income (loss)		361,912
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	89,126
Capital gain distributions from underlying funds:
Affiliated issuers	121,617
Total net realized gain (loss)		210,743
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	329,177
Total change in net unrealized appreciation (depreciation)		329,177
Net gain (loss)		539,920
Net increase (decrease) in net assets resulting from operations		$901,832
Statement of Changes in Net Assets

	Six months ended January 31, 2026 (Unaudited)	Year ended July 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$361,912	$448,958
Net realized gain (loss)	210,743	(131,967)
Change in net unrealized appreciation (depreciation)	329,177	610,229
Net increase (decrease) in net assets resulting from operations	901,832	927,220
Distributions to shareholders	(400,969)	(443,561)

Share transactions - net increase (decrease)	(887,540)	1,918,566
Total increase (decrease) in net assets	(386,677)	2,402,225

Net Assets
Beginning of period	17,149,227	14,747,002
End of period	$16,762,550	$17,149,227

Financial Highlights
Fidelity Advisor Managed Retirement Income Fund℠ Class A

	Six months ended January 31, 2026 (Unaudited)	Years ended July 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$57.78	$56.19	$54.06	$56.57	$63.52	$60.44
Income from Investment Operations
Net investment income (loss) A,B	1.129	1.520	1.559	1.924	1.317	.309
Net realized and unrealized gain (loss)	1.832	1.621	2.056	(1.950)	(6.180)	4.009
Total from investment operations	2.961	3.141	3.615	(.026)	(4.863)	4.318
Distributions from net investment income	(1.222)	(1.551)	(1.474)	(1.849)	(1.252)	(.329)
Distributions from net realized gain	(.009)	-	(.011)	(.635)	(.835)	(.909)
Total distributions	(1.231)	(1.551)	(1.485)	(2.484)	(2.087)	(1.238)
Net asset value, end of period	$59.51	$57.78	$56.19	$54.06	$56.57	$63.52
Total Return C,D,E	5.16%	5.71%	6.82%	.14%	(7.90)%	7.21%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.70% H	.70%	.70%	.70%	.70%	.70%
Expenses net of fee waivers, if any	.70 % H	.70%	.70%	.70%	.70%	.70%
Expenses net of all reductions, if any	.70% H	.70%	.70%	.69%	.70%	.70%
Net investment income (loss)	3.82% H	2.69%	2.89%	3.60%	2.20%	.50%
Supplemental Data
Net assets, end of period (000 omitted)	$960	$942	$847	$807	$717	$716
Portfolio turnover rate I	42 % H	52%	33%	25%	64%	31%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Managed Retirement Income Fund℠

	Six months ended January 31, 2026 (Unaudited)	Years ended July 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$57.78	$56.19	$54.04	$56.57	$63.52	$60.42
Income from Investment Operations
Net investment income (loss) A,B	1.203	1.662	1.694	2.055	1.473	.464
Net realized and unrealized gain (loss)	1.831	1.615	2.069	(1.958)	(6.189)	4.011
Total from investment operations	3.034	3.277	3.763	.097	(4.716)	4.475
Distributions from net investment income	(1.305)	(1.687)	(1.602)	(1.992)	(1.399)	(.466)
Distributions from net realized gain	(.009)	-	(.011)	(.635)	(.835)	(.909)
Total distributions	(1.314)	(1.687)	(1.613)	(2.627)	(2.234)	(1.375)
Net asset value, end of period	$59.50	$57.78	$56.19	$54.04	$56.57	$63.52
Total Return C,D	5.29%	5.97%	7.11%	.37%	(7.68)%	7.48%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.45% G	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45 % G	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions, if any	.45% G	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	4.07% G	2.94%	3.14%	3.84%	2.45%	.75%
Supplemental Data
Net assets, end of period (000 omitted)	$10,240	$10,487	$11,501	$14,670	$16,230	$19,995
Portfolio turnover rate H	42 % G	52%	33%	25%	64%	31%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns for periods of less than one year are not annualized.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Managed Retirement Income Fund℠ Class K

	Six months ended January 31, 2026 (Unaudited)	Years ended July 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$57.79	$56.19	$54.05	$56.59	$63.54	$60.43
Income from Investment Operations
Net investment income (loss) A,B	1.232	1.718	1.747	2.105	1.529	.526
Net realized and unrealized gain (loss)	1.827	1.626	2.064	(1.955)	(6.186)	4.010
Total from investment operations	3.059	3.344	3.811	.150	(4.657)	4.536
Distributions from net investment income	(1.340)	(1.744)	(1.660)	(2.055)	(1.458)	(.517)
Distributions from net realized gain	(.009)	-	(.011)	(.635)	(.835)	(.909)
Total distributions	(1.349)	(1.744)	(1.671)	(2.690)	(2.293)	(1.426)
Net asset value, end of period	$59.50	$57.79	$56.19	$54.05	$56.59	$63.54
Total Return C,D	5.34%	6.09%	7.20%	.47%	(7.58)%	7.59%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.35% G	.35%	.35%	.35%	.35%	.35%
Expenses net of fee waivers, if any	.35 % G	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions, if any	.35% G	.35%	.35%	.35%	.35%	.35%
Net investment income (loss)	4.17% G	3.04%	3.24%	3.94%	2.55%	.85%
Supplemental Data
Net assets, end of period (000 omitted)	$128	$122	$115	$131	$106	$115
Portfolio turnover rate H	42 % G	52%	33%	25%	64%	31%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Managed Retirement Income Fund℠ Class K6

	Six months ended January 31, 2026 (Unaudited)	Years ended July 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$57.78	$56.19	$54.06	$56.60	$63.55	$60.42
Income from Investment Operations
Net investment income (loss) A,B	1.262	1.770	1.592	2.164	1.583	.588
Net realized and unrealized gain (loss)	1.823	1.627	2.272	(1.959)	(6.174)	4.005
Total from investment operations	3.085	3.397	3.864	.205	(4.591)	4.593
Distributions from net investment income	(1.376)	(1.807)	(1.723)	(2.110)	(1.524)	(.554)
Distributions from net realized gain	(.009)	-	(.011)	(.635)	(.835)	(.909)
Total distributions	(1.385)	(1.807)	(1.734)	(2.745)	(2.359)	(1.463)
Net asset value, end of period	$59.48	$57.78	$56.19	$54.06	$56.60	$63.55
Total Return C,D	5.39%	6.20%	7.31%	.57%	(7.48)%	7.69%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.25% G	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25 % G	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions, if any	.25% G	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	4.27% G	3.14%	2.93%	4.05%	2.65%	.95%
Supplemental Data
Net assets, end of period (000 omitted)	$5,357	$5,510	$2,172	$494	$711	$539
Portfolio turnover rate H	42 % G	52%	33%	25%	64%	31%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Managed Retirement Income Fund℠ Class I

	Six months ended January 31, 2026 (Unaudited)	Years ended July 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$57.86	$56.25	$54.11	$56.64	$63.58	$60.48
Income from Investment Operations
Net investment income (loss) A,B	1.206	1.665	1.696	2.059	1.480	.464
Net realized and unrealized gain (loss)	1.826	1.628	2.059	(1.961)	(6.193)	4.011
Total from investment operations	3.032	3.293	3.755	.098	(4.713)	4.475
Distributions from net investment income	(1.303)	(1.683)	(1.604)	(1.993)	(1.392)	(.466)
Distributions from net realized gain	(.009)	-	(.011)	(.635)	(.835)	(.909)
Total distributions	(1.312)	(1.683)	(1.615)	(2.628)	(2.227)	(1.375)
Net asset value, end of period	$59.58	$57.86	$56.25	$54.11	$56.64	$63.58
Total Return C,D	5.28%	5.99%	7.09%	.37%	(7.66)%	7.48%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.45% G	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45 % G	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions, if any	.45% G	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	4.07% G	2.94%	3.14%	3.85%	2.45%	.75%
Supplemental Data
Net assets, end of period (000 omitted)	$78	$89	$113	$159	$176	$270
Portfolio turnover rate H	42 % G	52%	33%	25%	64%	31%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns for periods of less than one year are not annualized.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Managed Retirement 2010 Fund℠
Schedule of Investments January 31, 2026 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 72.0%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	150,296	1,487,934
Fidelity Series Corporate Bond Fund (a)	64,210	608,070
Fidelity Series Emerging Markets Debt Fund (a)	4,696	40,390
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	1,062	10,332
Fidelity Series Floating Rate High Income Fund (a)	830	7,267
Fidelity Series Government Bond Index Fund (a)	111,175	1,022,809
Fidelity Series High Income Fund (a)	819	7,313
Fidelity Series International Credit Fund (a)	747	6,359
Fidelity Series International Developed Markets Bond Index Fund (a)	42,402	360,838
Fidelity Series Investment Grade Bond Fund (a)	93,000	946,738
Fidelity Series Investment Grade Securitized Fund (a)	63,098	577,348
Fidelity Series Long-Term Treasury Bond Index Fund (a)	32,369	173,499
Fidelity Series Real Estate Income Fund (a)	710	7,221
TOTAL BOND FUNDS (Cost $5,382,045)		5,256,118

Domestic Equity Funds - 9.8%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	6,746	154,892
Fidelity Series Commodity Strategy Fund (a)	489	51,437
Fidelity Series Large Cap Growth Index Fund (a)	3,399	99,831
Fidelity Series Large Cap Stock Fund (a)	3,740	103,140
Fidelity Series Large Cap Value Index Fund (a)	9,915	188,977
Fidelity Series Small Cap Core Fund (a)	2,202	31,580
Fidelity Series Small Cap Opportunities Fund (a)	1,093	18,764
Fidelity Series Value Discovery Fund (a)	3,830	67,796
TOTAL DOMESTIC EQUITY FUNDS (Cost $444,180)		716,417

International Equity Funds - 12.2%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	5,983	118,162
Fidelity Series Emerging Markets Fund (a)	4,202	54,463
Fidelity Series Emerging Markets Opportunities Fund (a)	8,094	218,548
Fidelity Series International Growth Fund (a)	5,892	118,728
Fidelity Series International Index Fund (a)	2,853	45,276
Fidelity Series International Small Cap Fund (a)	4,647	85,876
Fidelity Series International Value Fund (a)	7,359	120,694
Fidelity Series Overseas Fund (a)	7,732	119,606
Fidelity Series Select International Small Cap Fund (a)	459	6,745
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $605,334)		888,098

Short-Term Funds - 4.3%
	Shares	Value ($)
Fidelity Series Short-Term Credit Fund (a)	6,549	65,950
Fidelity Series Treasury Bill Index Fund (a)	24,588	244,653
TOTAL SHORT-TERM FUNDS (Cost $309,411)		310,603

Money Market Funds - 1.7%
	Yield (%)	Shares	Value ($)
Fidelity Series Government Money Market Fund (a)(b) (Cost $127,956)	3.74	127,956	127,956

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $6,868,926)	7,299,192
NET OTHER ASSETS (LIABILITIES) - 0.0%	(2,249)
NET ASSETS - 100.0%	7,296,943

Legend

(a)	Affiliated fund.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	1,501,254	133,226	138,182	40,990	629	(8,993)	1,487,934	150,296
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	2,210	93	2,299	66	60	(64)	-	-
Fidelity Series Blue Chip Growth Fund	160,406	25,060	40,033	6,210	2,877	6,582	154,892	6,746
Fidelity Series Canada Fund	56,926	67,169	11,082	1,855	56	5,093	118,162	5,983
Fidelity Series Commodity Strategy Fund	16,641	35,657	6,641	499	206	5,574	51,437	489
Fidelity Series Corporate Bond Fund	600,325	62,740	61,864	14,358	387	6,482	608,070	64,210
Fidelity Series Emerging Markets Debt Fund	40,465	2,345	4,502	1,273	(1)	2,083	40,390	4,696
Fidelity Series Emerging Markets Debt Local Currency Fund	11,263	937	2,182	665	78	236	10,332	1,062
Fidelity Series Emerging Markets Fund	59,702	9,530	27,371	1,405	4,449	8,153	54,463	4,202
Fidelity Series Emerging Markets Opportunities Fund	239,096	38,781	108,598	5,805	18,610	30,659	218,548	8,094
Fidelity Series Floating Rate High Income Fund	7,364	662	684	287	(20)	(55)	7,267	830
Fidelity Series Government Bond Index Fund	987,527	125,544	98,770	18,960	365	8,143	1,022,809	111,175
Fidelity Series Government Money Market Fund	114,496	95,306	81,846	2,219	-	-	127,956	127,956
Fidelity Series High Income Fund	7,432	480	707	283	7	101	7,313	819
Fidelity Series International Credit Fund	6,147	145	-	145	-	67	6,359	747
Fidelity Series International Developed Markets Bond Index Fund	362,347	38,427	34,006	10,586	(168)	(5,762)	360,838	42,402
Fidelity Series International Growth Fund	123,985	19,906	30,716	8,402	6,103	(550)	118,728	5,892
Fidelity Series International Index Fund	46,736	5,862	13,213	1,346	3,010	2,881	45,276	2,853
Fidelity Series International Small Cap Fund	93,632	11,809	15,847	11,810	2,798	(6,516)	85,876	4,647
Fidelity Series International Value Fund	140,746	21,893	53,449	10,864	15,035	(3,531)	120,694	7,359
Fidelity Series Investment Grade Bond Fund	923,701	102,978	92,652	19,867	391	12,320	946,738	93,000
Fidelity Series Investment Grade Securitized Fund	570,757	51,416	59,969	12,788	360	14,784	577,348	63,098
Fidelity Series Large Cap Growth Index Fund	102,317	15,503	23,367	880	1,616	3,762	99,831	3,399
Fidelity Series Large Cap Stock Fund	94,624	28,758	23,748	9,745	60	3,446	103,140	3,740
Fidelity Series Large Cap Value Index Fund	191,329	32,446	53,284	6,719	1,739	16,747	188,977	9,915
Fidelity Series Long-Term Treasury Bond Index Fund	277,189	18,833	126,048	4,824	(13,550)	17,075	173,499	32,369
Fidelity Series Overseas Fund	124,117	23,117	26,847	8,855	3,434	(4,215)	119,606	7,732
Fidelity Series Real Estate Income Fund	7,335	523	684	249	(8)	55	7,221	710
Fidelity Series Select International Small Cap Fund	6,358	185	537	184	63	676	6,745	459
Fidelity Series Short-Term Credit Fund	69,822	4,181	8,272	1,708	13	206	65,950	6,549
Fidelity Series Small Cap Core Fund	42,369	1,529	19,643	281	1,935	5,390	31,580	2,202
Fidelity Series Small Cap Opportunities Fund	19,364	2,324	5,759	890	646	2,189	18,764	1,093
Fidelity Series Treasury Bill Index Fund	315,770	78,050	149,507	5,483	(13)	353	244,653	24,588
Fidelity Series Value Discovery Fund	68,259	11,997	19,068	3,933	810	5,798	67,796	3,830
	7,392,011	1,067,412	1,341,377	214,434	51,977	129,169	7,299,192

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	5,256,118	5,256,118	-	-

Domestic Equity Funds	716,417	716,417	-	-

International Equity Funds	888,098	888,098	-	-

Short-Term Funds	310,603	310,603	-	-

Money Market Funds	127,956	127,956	-	-
Total Investments in Securities:	7,299,192	7,299,192	-	-
Fidelity Managed Retirement 2010 Fund℠
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of January 31, 2026 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $6,868,926)	$7,299,192

Total Investment in Securities (cost $6,868,926)		$7,299,192
Cash		1
Receivable for investments sold		69,638
Receivable for fund shares sold		13
Total assets		7,368,844
Liabilities
Payable for investments purchased	$69,208
Payable for fund shares redeemed	444
Accrued management fee	2,232
Distribution and service plan fees payable	17
Total liabilities		71,901
Net Assets		$7,296,943
Net Assets consist of:
Paid in capital		$7,027,240
Total accumulated earnings (loss)		269,703
Net Assets		$7,296,943

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($82,406 ÷ 1,445.74 shares)(a)		$57.00
Maximum offering price per share (100/94.25 of $57.00)		$60.48
Fidelity Managed Retirement 2010 :
Net Asset Value, offering price and redemption price per share ($4,363,714 ÷ 76,565.49 shares)		$56.99
Class K :
Net Asset Value, offering price and redemption price per share ($131,436 ÷ 2,307.56 shares)		$56.96
Class K6 :
Net Asset Value, offering price and redemption price per share ($2,680,166 ÷ 47,073.3 shares)		$56.94
Class I :
Net Asset Value, offering price and redemption price per share ($39,221 ÷ 688.44 shares)		$56.97
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended January 31, 2026 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$164,479
Expenses
Management fee	$13,527
Distribution and service plan fees	130
Independent trustees' fees and expenses	9
Total expenses		13,666
Net Investment income (loss)		150,813
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	51,977
Capital gain distributions from underlying funds:
Affiliated issuers	49,955
Total net realized gain (loss)		101,932
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	129,169
Total change in net unrealized appreciation (depreciation)		129,169
Net gain (loss)		231,101
Net increase (decrease) in net assets resulting from operations		$381,914
Statement of Changes in Net Assets

	Six months ended January 31, 2026 (Unaudited)	Year ended July 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$150,813	$193,097
Net realized gain (loss)	101,932	(55,353)
Change in net unrealized appreciation (depreciation)	129,169	246,865
Net increase (decrease) in net assets resulting from operations	381,914	384,609
Distributions to shareholders	(168,240)	(186,676)

Share transactions - net increase (decrease)	(306,446)	1,719,319
Total increase (decrease) in net assets	(92,772)	1,917,252

Net Assets
Beginning of period	7,389,715	5,472,463
End of period	$7,296,943	$7,389,715

Financial Highlights
Fidelity Advisor Managed Retirement 2010 Fund℠ Class A

	Six months ended January 31, 2026 (Unaudited)	Years ended July 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$55.35	$53.76	$51.60	$54.07	$62.41	$58.79
Income from Investment Operations
Net investment income (loss) A,B	1.070	1.475	1.434	1.772	1.275	.342
Net realized and unrealized gain (loss)	1.767	1.547	2.102	(1.646)	(6.182)	5.126
Total from investment operations	2.837	3.022	3.536	.126	(4.907)	5.468
Distributions from net investment income	(1.178)	(1.432)	(1.363)	(1.726)	(1.207)	(.379)
Distributions from net realized gain	(.009)	-	(.013)	(.870)	(2.226)	(1.469)
Total distributions	(1.187)	(1.432)	(1.376)	(2.596)	(3.433)	(1.848)
Net asset value, end of period	$57.00	$55.35	$53.76	$51.60	$54.07	$62.41
Total Return C,D,E	5.16%	5.74%	6.98%	.45%	(8.32)%	9.46%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.70% H	.70%	.70%	.71%	.71%	.71%
Expenses net of fee waivers, if any	.70 % H	.70%	.70%	.71%	.71%	.71%
Expenses net of all reductions, if any	.70% H	.70%	.70%	.71%	.71%	.71%
Net investment income (loss)	3.77% H	2.72%	2.78%	3.48%	2.21%	.56%
Supplemental Data
Net assets, end of period (000 omitted)	$82	$143	$165	$241	$325	$394
Portfolio turnover rate I	29 % H	59%	25%	22%	54%	41%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Managed Retirement 2010 Fund℠

	Six months ended January 31, 2026 (Unaudited)	Years ended July 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$55.37	$53.78	$51.64	$54.12	$62.47	$58.82
Income from Investment Operations
Net investment income (loss) A,B	1.137	1.611	1.614	1.899	1.421	.493
Net realized and unrealized gain (loss)	1.767	1.548	2.052	(1.652)	(6.181)	5.129
Total from investment operations	2.904	3.159	3.666	.247	(4.760)	5.622
Distributions from net investment income	(1.275)	(1.569)	(1.513)	(1.857)	(1.364)	(.503)
Distributions from net realized gain	(.009)	-	(.013)	(.870)	(2.226)	(1.469)
Total distributions	(1.284)	(1.569)	(1.526)	(2.727)	(3.590)	(1.972)
Net asset value, end of period	$56.99	$55.37	$53.78	$51.64	$54.12	$62.47
Total Return C,D	5.29%	6.01%	7.25%	.69%	(8.08)%	9.73%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.45% G	.45%	.45%	.46%	.46%	.46%
Expenses net of fee waivers, if any	.45 % G	.45%	.45%	.46%	.46%	.46%
Expenses net of all reductions, if any	.45% G	.45%	.45%	.46%	.46%	.46%
Net investment income (loss)	4.02% G	2.97%	3.13%	3.73%	2.46%	.81%
Supplemental Data
Net assets, end of period (000 omitted)	$4,364	$4,019	$4,291	$5,239	$5,655	$6,728
Portfolio turnover rate H	29 % G	59%	25%	22%	54%	41%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Managed Retirement 2010 Fund℠ Class K

	Six months ended January 31, 2026 (Unaudited)	Years ended July 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$55.34	$53.76	$51.62	$54.10	$62.45	$58.81
Income from Investment Operations
Net investment income (loss) A,B	1.165	1.662	1.614	1.947	1.474	.554
Net realized and unrealized gain (loss)	1.770	1.542	2.107	(1.646)	(6.173)	5.122
Total from investment operations	2.935	3.204	3.721	.301	(4.699)	5.676
Distributions from net investment income	(1.306)	(1.624)	(1.568)	(1.911)	(1.425)	(.567)
Distributions from net realized gain	(.009)	-	(.013)	(.870)	(2.226)	(1.469)
Total distributions	(1.315)	(1.624)	(1.581)	(2.781)	(3.651)	(2.036)
Net asset value, end of period	$56.96	$55.34	$53.76	$51.62	$54.10	$62.45
Total Return C,D	5.35%	6.10%	7.36%	.80%	(7.99)%	9.83%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.35% G	.35%	.35%	.36%	.36%	.36%
Expenses net of fee waivers, if any	.35 % G	.35%	.35%	.36%	.36%	.36%
Expenses net of all reductions, if any	.35% G	.35%	.35%	.36%	.36%	.36%
Net investment income (loss)	4.12% G	3.07%	3.13%	3.83%	2.56%	.91%
Supplemental Data
Net assets, end of period (000 omitted)	$131	$125	$118	$129	$109	$118
Portfolio turnover rate H	29 % G	59%	25%	22%	54%	41%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Managed Retirement 2010 Fund℠ Class K6

	Six months ended January 31, 2026 (Unaudited)	Years ended July 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$55.32	$53.75	$51.62	$54.10	$62.46	$58.82
Income from Investment Operations
Net investment income (loss) A,B	1.194	1.710	1.720	2.000	1.503	.615
Net realized and unrealized gain (loss)	1.768	1.552	2.050	(1.650)	(6.145)	5.120
Total from investment operations	2.962	3.262	3.770	.350	(4.642)	5.735
Distributions from net investment income	(1.333)	(1.692)	(1.627)	(1.960)	(1.492)	(.626)
Distributions from net realized gain	(.009)	-	(.013)	(.870)	(2.226)	(1.469)
Total distributions	(1.342)	(1.692)	(1.640)	(2.830)	(3.718)	(2.095)
Net asset value, end of period	$56.94	$55.32	$53.75	$51.62	$54.10	$62.46
Total Return C,D	5.40%	6.22%	7.47%	.90%	(7.90)%	9.94%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.25% G	.25%	.25%	.26%	.26%	.26%
Expenses net of fee waivers, if any	.25 % G	.25%	.25%	.26%	.26%	.26%
Expenses net of all reductions, if any	.25% G	.25%	.25%	.26%	.26%	.26%
Net investment income (loss)	4.22% G	3.17%	3.33%	3.93%	2.65%	1.01%
Supplemental Data
Net assets, end of period (000 omitted)	$2,680	$2,997	$799	$290	$337	$174
Portfolio turnover rate H	29 % G	59%	25%	22%	54%	41%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Managed Retirement 2010 Fund℠ Class I

	Six months ended January 31, 2026 (Unaudited)	Years ended July 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$55.35	$53.77	$51.63	$54.11	$62.46	$58.82
Income from Investment Operations
Net investment income (loss) A,B	1.143	1.608	1.563	1.898	1.417	.493
Net realized and unrealized gain (loss)	1.764	1.541	2.108	(1.652)	(6.176)	5.120
Total from investment operations	2.907	3.149	3.671	.246	(4.759)	5.613
Distributions from net investment income	(1.278)	(1.569)	(1.518)	(1.856)	(1.365)	(.504)
Distributions from net realized gain	(.009)	-	(.013)	(.870)	(2.226)	(1.469)
Total distributions	(1.287)	(1.569)	(1.531)	(2.726)	(3.591)	(1.973)
Net asset value, end of period	$56.97	$55.35	$53.77	$51.63	$54.11	$62.46
Total Return C,D	5.30%	5.99%	7.26%	.69%	(8.08)%	9.72%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.45% G	.45%	.45%	.46%	.46%	.46%
Expenses net of fee waivers, if any	.45 % G	.45%	.45%	.46%	.46%	.46%
Expenses net of all reductions, if any	.45% G	.45%	.45%	.46%	.46%	.46%
Net investment income (loss)	4.02% G	2.97%	3.03%	3.73%	2.46%	.81%
Supplemental Data
Net assets, end of period (000 omitted)	$39	$106	$100	$93	$103	$113
Portfolio turnover rate H	29 % G	59%	25%	22%	54%	41%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Managed Retirement 2015 Fund℠
Schedule of Investments January 31, 2026 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 68.0%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	89,496	886,009
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	11,769	89,561
Fidelity Series Corporate Bond Fund (a)	43,984	416,528
Fidelity Series Emerging Markets Debt Fund (a)	3,380	29,064
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	797	7,760
Fidelity Series Floating Rate High Income Fund (a)	597	5,229
Fidelity Series Government Bond Index Fund (a)	76,155	700,622
Fidelity Series High Income Fund (a)	591	5,274
Fidelity Series International Credit Fund (a)	325	2,764
Fidelity Series International Developed Markets Bond Index Fund (a)	30,685	261,133
Fidelity Series Investment Grade Bond Fund (a)	63,705	648,516
Fidelity Series Investment Grade Securitized Fund (a)	43,221	395,476
Fidelity Series Long-Term Treasury Bond Index Fund (a)	24,884	133,379
Fidelity Series Real Estate Income Fund (a)	510	5,192
TOTAL BOND FUNDS (Cost $3,755,372)		3,586,507

Domestic Equity Funds - 13.3%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	6,715	154,182
Fidelity Series Commodity Strategy Fund (a)	353	37,187
Fidelity Series Large Cap Growth Index Fund (a)	3,384	99,377
Fidelity Series Large Cap Stock Fund (a)	3,723	102,672
Fidelity Series Large Cap Value Index Fund (a)	9,870	188,120
Fidelity Series Small Cap Core Fund (a)	2,191	31,421
Fidelity Series Small Cap Opportunities Fund (a)	1,088	18,672
Fidelity Series Value Discovery Fund (a)	3,813	67,489
TOTAL DOMESTIC EQUITY FUNDS (Cost $401,567)		699,120

International Equity Funds - 14.4%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	4,817	95,130
Fidelity Series Emerging Markets Fund (a)	3,622	46,936
Fidelity Series Emerging Markets Opportunities Fund (a)	6,981	188,478
Fidelity Series International Growth Fund (a)	5,308	106,947
Fidelity Series International Index Fund (a)	2,572	40,810
Fidelity Series International Small Cap Fund (a)	3,346	61,843
Fidelity Series International Value Fund (a)	6,632	108,762
Fidelity Series Overseas Fund (a)	6,966	107,759
Fidelity Series Select International Small Cap Fund (a)	346	5,078
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $491,342)		761,743

Short-Term Funds - 3.9%
	Shares	Value ($)
Fidelity Series Short-Term Credit Fund (a)	2,470	24,874
Fidelity Series Treasury Bill Index Fund (a)	18,158	180,668
TOTAL SHORT-TERM FUNDS (Cost $204,998)		205,542

Money Market Funds - 0.4%
	Yield (%)	Shares	Value ($)
Fidelity Series Government Money Market Fund (a)(b) (Cost $20,919)	3.74	20,919	20,919

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $4,874,198)	5,273,831
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,977)
NET ASSETS - 100.0%	5,271,854

Legend

(a)	Affiliated fund.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	826,165	173,812	108,214	24,517	(489)	(5,265)	886,009	89,496
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	95,468	14,089	19,889	2,903	(49)	(58)	89,561	11,769
Fidelity Series Blue Chip Growth Fund	155,800	34,294	45,484	6,222	3,882	5,690	154,182	6,715
Fidelity Series Canada Fund	49,252	52,747	11,504	1,595	34	4,601	95,130	4,817
Fidelity Series Commodity Strategy Fund	11,318	27,078	5,469	363	273	3,987	37,187	353
Fidelity Series Corporate Bond Fund	386,388	78,663	52,939	9,773	(2,557)	6,973	416,528	43,984
Fidelity Series Emerging Markets Debt Fund	27,313	4,093	3,807	909	(223)	1,688	29,064	3,380
Fidelity Series Emerging Markets Debt Local Currency Fund	7,949	1,323	1,727	512	(14)	229	7,760	797
Fidelity Series Emerging Markets Fund	48,590	11,489	24,040	1,226	3,838	7,059	46,936	3,622
Fidelity Series Emerging Markets Opportunities Fund	194,588	45,038	93,752	5,071	13,778	28,826	188,478	6,981
Fidelity Series Floating Rate High Income Fund	5,020	953	690	207	(15)	(39)	5,229	597
Fidelity Series Government Bond Index Fund	636,606	147,295	88,582	12,908	(4,611)	9,914	700,622	76,155
Fidelity Series Government Money Market Fund	60,914	23,820	63,815	946	-	-	20,919	20,919
Fidelity Series High Income Fund	5,098	791	692	204	(3)	80	5,274	591
Fidelity Series International Credit Fund	2,672	63	-	63	-	29	2,764	325
Fidelity Series International Developed Markets Bond Index Fund	250,193	48,537	33,065	7,859	(1,975)	(2,557)	261,133	30,685
Fidelity Series International Growth Fund	108,746	26,079	32,659	8,100	3,837	944	106,947	5,308
Fidelity Series International Index Fund	40,995	8,137	13,686	1,297	2,564	2,800	40,810	2,572
Fidelity Series International Small Cap Fund	65,224	13,472	14,024	8,732	1,495	(4,324)	61,843	3,346
Fidelity Series International Value Fund	120,853	27,765	49,889	10,460	13,970	(3,937)	108,762	6,632
Fidelity Series Investment Grade Bond Fund	595,507	127,911	83,082	13,520	(5,304)	13,484	648,516	63,705
Fidelity Series Investment Grade Securitized Fund	367,202	69,972	51,742	8,695	(3,497)	13,541	395,476	43,221
Fidelity Series Large Cap Growth Index Fund	99,419	20,196	25,600	892	2,362	3,000	99,377	3,384
Fidelity Series Large Cap Stock Fund	91,942	33,644	26,619	9,708	200	3,505	102,672	3,723
Fidelity Series Large Cap Value Index Fund	185,723	42,807	58,989	6,811	3,988	14,591	188,120	9,870
Fidelity Series Long-Term Treasury Bond Index Fund	198,185	32,671	99,892	3,643	(18,869)	21,284	133,379	24,884
Fidelity Series Overseas Fund	108,861	28,547	28,580	8,536	4,407	(5,476)	107,759	6,966
Fidelity Series Real Estate Income Fund	4,980	872	690	181	(5)	35	5,192	510
Fidelity Series Select International Small Cap Fund	4,408	139	-	138	-	531	5,078	346
Fidelity Series Short-Term Credit Fund	25,017	6,226	6,443	661	1	73	24,874	2,470
Fidelity Series Small Cap Core Fund	41,242	5,104	22,290	285	1,977	5,388	31,421	2,191
Fidelity Series Small Cap Opportunities Fund	18,928	3,503	6,603	896	1,991	853	18,672	1,088
Fidelity Series Treasury Bill Index Fund	160,129	121,535	101,122	3,106	(14)	140	180,668	18,158
Fidelity Series Value Discovery Fund	66,356	16,060	21,511	3,987	1,096	5,488	67,489	3,813
	5,067,051	1,248,725	1,197,090	164,926	22,068	133,077	5,273,831

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	3,586,507	3,586,507	-	-

Domestic Equity Funds	699,120	699,120	-	-

International Equity Funds	761,743	761,743	-	-

Short-Term Funds	205,542	205,542	-	-

Money Market Funds	20,919	20,919	-	-
Total Investments in Securities:	5,273,831	5,273,831	-	-
Fidelity Managed Retirement 2015 Fund℠
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of January 31, 2026 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $4,874,198)	$5,273,831

Total Investment in Securities (cost $4,874,198)		$5,273,831
Cash		1
Receivable for investments sold		63,857
Total assets		5,337,689
Liabilities
Payable for investments purchased	$35,735
Payable for fund shares redeemed	28,123
Accrued management fee	1,860
Distribution and service plan fees payable	117
Total liabilities		65,835
Net Assets		$5,271,854
Net Assets consist of:
Paid in capital		$5,049,457
Total accumulated earnings (loss)		222,397
Net Assets		$5,271,854

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($559,547 ÷ 9,830.27 shares)(a)		$56.92
Maximum offering price per share (100/94.25 of $56.92)		$60.39
Fidelity Managed Retirement 2015 :
Net Asset Value, offering price and redemption price per share ($3,536,921 ÷ 62,107.19 shares)		$56.95
Class K :
Net Asset Value, offering price and redemption price per share ($138,179 ÷ 2,427.37 shares)		$56.93
Class K6 :
Net Asset Value, offering price and redemption price per share ($1,026,918 ÷ 18,037.83 shares)		$56.93
Class I :
Net Asset Value, offering price and redemption price per share ($10,289 ÷ 179.77 shares)		$57.23
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended January 31, 2026 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$117,995
Expenses
Management fee	$11,140
Distribution and service plan fees	709
Independent trustees' fees and expenses	6
Total expenses		11,855
Net Investment income (loss)		106,140
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	22,068
Capital gain distributions from underlying funds:
Affiliated issuers	46,931
Total net realized gain (loss)		68,999
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	133,077
Total change in net unrealized appreciation (depreciation)		133,077
Net gain (loss)		202,076
Net increase (decrease) in net assets resulting from operations		$308,216
Statement of Changes in Net Assets

	Six months ended January 31, 2026 (Unaudited)	Year ended July 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$106,140	$153,085
Net realized gain (loss)	68,999	43,201
Change in net unrealized appreciation (depreciation)	133,077	146,225
Net increase (decrease) in net assets resulting from operations	308,216	342,511
Distributions to shareholders	(117,233)	(156,923)

Share transactions - net increase (decrease)	15,897	(600,172)
Total increase (decrease) in net assets	206,880	(414,584)

Net Assets
Beginning of period	5,064,974	5,479,558
End of period	$5,271,854	$5,064,974

Financial Highlights
Fidelity Advisor Managed Retirement 2015 Fund℠ Class A

	Six months ended January 31, 2026 (Unaudited)	Years ended July 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$54.87	$53.01	$50.49	$52.42	$60.51	$55.51
Income from Investment Operations
Net investment income (loss) A,B	1.052	1.392	1.331	1.675	1.241	.335
Net realized and unrealized gain (loss)	2.144	1.893	2.489	(1.158)	(6.395)	6.385
Total from investment operations	3.196	3.285	3.820	.517	(5.154)	6.720
Distributions from net investment income	(1.134)	(1.425)	(1.281)	(1.647)	(1.207)	(.369)
Distributions from net realized gain	(.012)	-	(.019)	(.800)	(1.729)	(1.351)
Total distributions	(1.146)	(1.425)	(1.300)	(2.447)	(2.936)	(1.720)
Net asset value, end of period	$56.92	$54.87	$53.01	$50.49	$52.42	$60.51
Total Return C,D,E	5.87%	6.34%	7.71%	1.25%	(8.96)%	12.31%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.71% H	.71%	.71%	.71%	.71%	.72%
Expenses net of fee waivers, if any	.71 % H	.71%	.71%	.71%	.71%	.72%
Expenses net of all reductions, if any	.71% H	.71%	.71%	.71%	.71%	.72%
Net investment income (loss)	3.73% H	2.60%	2.63%	3.39%	2.20%	.58%
Supplemental Data
Net assets, end of period (000 omitted)	$560	$572	$1,014	$1,043	$1,242	$1,461
Portfolio turnover rate I	45 % H	40%	34%	23%	60%	32%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns do not include the effect of the sales charges.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Managed Retirement 2015 Fund℠

	Six months ended January 31, 2026 (Unaudited)	Years ended July 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$54.92	$53.06	$50.53	$52.47	$60.56	$55.53
Income from Investment Operations
Net investment income (loss) A,B	1.122	1.526	1.498	1.799	1.389	.481
Net realized and unrealized gain (loss)	2.153	1.890	2.458	(1.166)	(6.410)	6.395
Total from investment operations	3.275	3.416	3.956	.633	(5.021)	6.876
Distributions from net investment income	(1.233)	(1.556)	(1.407)	(1.773)	(1.340)	(.495)
Distributions from net realized gain	(.012)	-	(.019)	(.800)	(1.729)	(1.351)
Total distributions	(1.245)	(1.556)	(1.426)	(2.573)	(3.069)	(1.846)
Net asset value, end of period	$56.95	$54.92	$53.06	$50.53	$52.47	$60.56
Total Return C,D	6.01%	6.59%	7.99%	1.49%	(8.74)%	12.60%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.46% G	.46%	.46%	.46%	.46%	.47%
Expenses net of fee waivers, if any	.46 % G	.46%	.46%	.46%	.46%	.47%
Expenses net of all reductions, if any	.46% G	.46%	.46%	.46%	.46%	.47%
Net investment income (loss)	3.98% G	2.85%	2.96%	3.64%	2.45%	.83%
Supplemental Data
Net assets, end of period (000 omitted)	$3,537	$3,497	$3,704	$4,612	$4,768	$6,736
Portfolio turnover rate H	45 % G	40%	34%	23%	60%	32%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Managed Retirement 2015 Fund℠ Class K

	Six months ended January 31, 2026 (Unaudited)	Years ended July 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$54.90	$53.04	$50.52	$52.46	$60.55	$55.52
Income from Investment Operations
Net investment income (loss) A,B	1.150	1.578	1.505	1.845	1.436	.539
Net realized and unrealized gain (loss)	2.155	1.894	2.492	(1.158)	(6.395)	6.392
Total from investment operations	3.305	3.472	3.997	.687	(4.959)	6.931
Distributions from net investment income	(1.263)	(1.612)	(1.458)	(1.827)	(1.402)	(.550)
Distributions from net realized gain	(.012)	-	(.019)	(.800)	(1.729)	(1.351)
Total distributions	(1.275)	(1.612)	(1.477)	(2.627)	(3.131)	(1.901)
Net asset value, end of period	$56.93	$54.90	$53.04	$50.52	$52.46	$60.55
Total Return C,D	6.07%	6.71%	8.08%	1.60%	(8.64)%	12.71%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.36% G	.36%	.36%	.36%	.36%	.37%
Expenses net of fee waivers, if any	.36 % G	.36%	.36%	.36%	.36%	.37%
Expenses net of all reductions, if any	.36% G	.36%	.36%	.36%	.36%	.37%
Net investment income (loss)	4.08% G	2.95%	2.98%	3.74%	2.55%	.93%
Supplemental Data
Net assets, end of period (000 omitted)	$138	$130	$122	$171	$111	$122
Portfolio turnover rate H	45 % G	40%	34%	23%	60%	32%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Managed Retirement 2015 Fund℠ Class K6

	Six months ended January 31, 2026 (Unaudited)	Years ended July 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$54.91	$53.05	$50.55	$52.46	$60.56	$55.53
Income from Investment Operations
Net investment income (loss) A,B	1.177	1.630	1.624	1.920	1.434	.597
Net realized and unrealized gain (loss)	2.149	1.894	2.423	(1.181)	(6.334)	6.391
Total from investment operations	3.326	3.524	4.047	.739	(4.900)	6.988
Distributions from net investment income	(1.294)	(1.664)	(1.528)	(1.849)	(1.471)	(.607)
Distributions from net realized gain	(.012)	-	(.019)	(.800)	(1.729)	(1.351)
Total distributions	(1.306)	(1.664)	(1.547)	(2.649)	(3.200)	(1.958)
Net asset value, end of period	$56.93	$54.91	$53.05	$50.55	$52.46	$60.56
Total Return C,D	6.11%	6.81%	8.18%	1.70%	(8.54)%	12.82%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.26% G	.26%	.26%	.26%	.26%	.27%
Expenses net of fee waivers, if any	.26 % G	.26%	.26%	.26%	.26%	.27%
Expenses net of all reductions, if any	.26% G	.26%	.26%	.25%	.26%	.27%
Net investment income (loss)	4.18% G	3.06%	3.20%	3.85%	2.65%	1.03%
Supplemental Data
Net assets, end of period (000 omitted)	$1,027	$864	$486	$162	$837	$204
Portfolio turnover rate H	45 % G	40%	34%	23%	60%	32%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Managed Retirement 2015 Fund℠ Class I

	Six months ended January 31, 2026 (Unaudited)	Years ended July 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$55.20	$53.07	$50.54	$52.48	$60.57	$55.54
Income from Investment Operations
Net investment income (loss) A,B	1.120	1.533	1.458	1.799	1.376	.481
Net realized and unrealized gain (loss)	2.166	1.907	2.491	(1.168)	(6.387)	6.390
Total from investment operations	3.286	3.440	3.949	.631	(5.011)	6.871
Distributions from net investment income	(1.244)	(1.310)	(1.400)	(1.771)	(1.350)	(.490)
Distributions from net realized gain	(.012)	-	(.019)	(.800)	(1.729)	(1.351)
Total distributions	(1.256)	(1.310)	(1.419)	(2.571)	(3.079)	(1.841)
Net asset value, end of period	$57.23	$55.20	$53.07	$50.54	$52.48	$60.57
Total Return C,D	6.00%	6.62%	7.97%	1.48%	(8.72)%	12.59%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.47% G,H	.46%	.46%	.46%	.46%	.47%
Expenses net of fee waivers, if any	.47 % G,H	.46%	.46%	.46%	.46%	.47%
Expenses net of all reductions, if any	.47% G,H	.46%	.46%	.46%	.46%	.47%
Net investment income (loss)	3.98% G	2.86%	2.88%	3.64%	2.45%	.83%
Supplemental Data
Net assets, end of period (000 omitted)	$10	$1	$154	$253	$279	$278
Portfolio turnover rate I	45 % G	40%	34%	23%	60%	32%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Managed Retirement 2020 Fund℠
Schedule of Investments January 31, 2026 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 63.5%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	131,413	1,300,989
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	48,005	365,316
Fidelity Series Corporate Bond Fund (a)	79,754	755,272
Fidelity Series Emerging Markets Debt Fund (a)	6,576	56,554
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	1,478	14,383
Fidelity Series Floating Rate High Income Fund (a)	1,156	10,124
Fidelity Series Government Bond Index Fund (a)	138,086	1,270,392
Fidelity Series High Income Fund (a)	1,141	10,189
Fidelity Series International Credit Fund (a)	260	2,215
Fidelity Series International Developed Markets Bond Index Fund (a)	59,816	509,032
Fidelity Series Investment Grade Bond Fund (a)	115,512	1,175,908
Fidelity Series Investment Grade Securitized Fund (a)	78,373	717,109
Fidelity Series Long-Term Treasury Bond Index Fund (a)	51,420	275,612
Fidelity Series Real Estate Income Fund (a)	987	10,039
TOTAL BOND FUNDS (Cost $6,812,330)		6,473,134

Domestic Equity Funds - 17.2%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	17,037	391,171
Fidelity Series Commodity Strategy Fund (a)	684	71,996
Fidelity Series Large Cap Growth Index Fund (a)	8,584	252,121
Fidelity Series Large Cap Stock Fund (a)	9,444	260,453
Fidelity Series Large Cap Value Index Fund (a)	25,037	477,207
Fidelity Series Small Cap Core Fund (a)	5,560	79,736
Fidelity Series Small Cap Opportunities Fund (a)	2,761	47,375
Fidelity Series Value Discovery Fund (a)	9,672	171,199
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,058,035)		1,751,258

International Equity Funds - 17.0%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	10,380	204,998
Fidelity Series Emerging Markets Fund (a)	8,299	107,552
Fidelity Series Emerging Markets Opportunities Fund (a)	15,994	431,832
Fidelity Series International Growth Fund (a)	12,601	253,915
Fidelity Series International Index Fund (a)	6,100	96,813
Fidelity Series International Small Cap Fund (a)	6,552	121,084
Fidelity Series International Value Fund (a)	15,728	257,941
Fidelity Series Overseas Fund (a)	16,519	255,544
Fidelity Series Select International Small Cap Fund (a)	597	8,765
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,158,010)		1,738,444

Short-Term Funds - 2.1%
	Shares	Value ($)
Fidelity Series Short-Term Credit Fund (a)	1,395	14,046
Fidelity Series Treasury Bill Index Fund (a)	19,730	196,311
TOTAL SHORT-TERM FUNDS (Cost $209,989)		210,357

Money Market Funds - 0.2%
	Yield (%)	Shares	Value ($)
Fidelity Series Government Money Market Fund (a)(b) (Cost $28,927)	3.74	28,927	28,927

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $9,267,291)	10,202,120
NET OTHER ASSETS (LIABILITIES) - 0.0%	(3,571)
NET ASSETS - 100.0%	10,198,549

Legend

(a)	Affiliated fund.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	1,175,244	190,292	56,386	34,798	(103)	(8,058)	1,300,989	131,413
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	361,478	31,387	26,677	11,238	145	(1,017)	365,316	48,005
Fidelity Series Blue Chip Growth Fund	383,221	52,012	67,429	15,082	4,341	19,026	391,171	17,037
Fidelity Series Canada Fund	113,220	98,061	16,730	3,482	36	10,411	204,998	10,380
Fidelity Series Commodity Strategy Fund	21,654	50,333	8,149	681	764	7,394	71,996	684
Fidelity Series Corporate Bond Fund	683,065	99,842	35,186	17,212	315	7,236	755,272	79,754
Fidelity Series Emerging Markets Debt Fund	52,432	3,986	2,651	1,731	35	2,752	56,554	6,576
Fidelity Series Emerging Markets Debt Local Currency Fund	14,384	1,504	1,891	930	(13)	399	14,383	1,478
Fidelity Series Emerging Markets Fund	106,860	15,889	39,343	2,695	5,367	18,779	107,552	8,299
Fidelity Series Emerging Markets Opportunities Fund	427,925	61,579	152,163	11,152	20,409	74,082	431,832	15,994
Fidelity Series Floating Rate High Income Fund	9,519	1,190	484	391	(1)	(100)	10,124	1,156
Fidelity Series Government Bond Index Fund	1,125,453	194,643	58,678	22,735	386	8,588	1,270,392	138,086
Fidelity Series Government Money Market Fund	63,294	53,114	87,481	1,092	-	-	28,927	28,927
Fidelity Series High Income Fund	9,648	888	490	385	1	142	10,189	1,141
Fidelity Series International Credit Fund	2,141	51	-	50	-	23	2,215	260
Fidelity Series International Developed Markets Bond Index Fund	476,856	63,958	23,082	14,896	2	(8,702)	509,032	59,816
Fidelity Series International Growth Fund	251,376	36,576	44,916	19,089	7,328	3,551	253,915	12,601
Fidelity Series International Index Fund	94,769	9,246	19,684	3,056	5,079	7,403	96,813	6,100
Fidelity Series International Small Cap Fund	123,426	18,712	15,729	16,552	1,416	(6,741)	121,084	6,552
Fidelity Series International Value Fund	273,481	38,636	77,320	24,630	24,427	(1,283)	257,941	15,728
Fidelity Series Investment Grade Bond Fund	1,052,761	164,350	55,252	23,808	564	13,485	1,175,908	115,512
Fidelity Series Investment Grade Securitized Fund	649,151	87,190	36,722	15,306	351	17,139	717,109	78,373
Fidelity Series Large Cap Growth Index Fund	244,595	31,722	37,116	2,182	5,296	7,624	252,121	8,584
Fidelity Series Large Cap Stock Fund	226,193	63,391	38,081	23,834	367	8,583	260,453	9,444
Fidelity Series Large Cap Value Index Fund	456,663	66,969	91,962	16,657	3,318	42,219	477,207	25,037
Fidelity Series Long-Term Treasury Bond Index Fund	391,598	37,896	158,237	7,189	(36,558)	40,913	275,612	51,420
Fidelity Series Overseas Fund	251,634	41,203	34,781	20,117	6,549	(9,061)	255,544	16,519
Fidelity Series Real Estate Income Fund	9,449	1,000	466	340	2	54	10,039	987
Fidelity Series Select International Small Cap Fund	7,608	240	-	239	-	917	8,765	597
Fidelity Series Short-Term Credit Fund	14,096	2,044	2,135	365	(1)	42	14,046	1,395
Fidelity Series Small Cap Core Fund	101,557	1,505	41,230	696	3,370	14,534	79,736	5,560
Fidelity Series Small Cap Opportunities Fund	46,724	3,988	10,282	2,180	1,809	5,136	47,375	2,761
Fidelity Series Treasury Bill Index Fund	201,878	181,257	186,958	3,340	3	131	196,311	19,730
Fidelity Series Value Discovery Fund	163,286	26,011	34,253	9,751	1,277	14,878	171,199	9,672
	9,586,639	1,730,665	1,461,944	327,881	56,281	290,479	10,202,120

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	6,473,134	6,473,134	-	-

Domestic Equity Funds	1,751,258	1,751,258	-	-

International Equity Funds	1,738,444	1,738,444	-	-

Short-Term Funds	210,357	210,357	-	-

Money Market Funds	28,927	28,927	-	-
Total Investments in Securities:	10,202,120	10,202,120	-	-
Fidelity Managed Retirement 2020 Fund℠
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of January 31, 2026 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $9,267,291)	$10,202,120

Total Investment in Securities (cost $9,267,291)		$10,202,120
Receivable for investments sold		113,201
Receivable for fund shares sold		150
Total assets		10,315,471
Liabilities
Payable for investments purchased	$110,979
Payable for fund shares redeemed	2,371
Accrued management fee	3,526
Distribution and service plan fees payable	46
Total liabilities		116,922
Net Assets		$10,198,549
Net Assets consist of:
Paid in capital		$9,561,231
Total accumulated earnings (loss)		637,318
Net Assets		$10,198,549

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($222,697 ÷ 3,791.39 shares)(a)		$58.74
Maximum offering price per share (100/94.25 of $58.74)		$62.32
Fidelity Managed Retirement 2020 :
Net Asset Value, offering price and redemption price per share ($6,862,829 ÷ 116,732.76 shares)		$58.79
Class K :
Net Asset Value, offering price and redemption price per share ($144,893 ÷ 2,464.44 shares)		$58.79
Class K6 :
Net Asset Value, offering price and redemption price per share ($2,799,156 ÷ 47,621.43 shares)		$58.78
Class I :
Net Asset Value, offering price and redemption price per share ($168,974 ÷ 2,872.22 shares)		$58.83
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended January 31, 2026 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$218,567
Expenses
Management fee	$20,804
Distribution and service plan fees	273
Independent trustees' fees and expenses	12
Total expenses		21,089
Net Investment income (loss)		197,478
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	56,281
Capital gain distributions from underlying funds:
Affiliated issuers	109,314
Total net realized gain (loss)		165,595
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	290,479
Total change in net unrealized appreciation (depreciation)		290,479
Net gain (loss)		456,074
Net increase (decrease) in net assets resulting from operations		$653,552
Statement of Changes in Net Assets

	Six months ended January 31, 2026 (Unaudited)	Year ended July 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$197,478	$244,693
Net realized gain (loss)	165,595	(3,037)
Change in net unrealized appreciation (depreciation)	290,479	381,948
Net increase (decrease) in net assets resulting from operations	653,552	623,604
Distributions to shareholders	(216,127)	(243,721)

Share transactions - net increase (decrease)	177,890	831,429
Total increase (decrease) in net assets	615,315	1,211,312

Net Assets
Beginning of period	9,583,234	8,371,922
End of period	$10,198,549	$9,583,234

Financial Highlights
Fidelity Advisor Managed Retirement 2020 Fund℠ Class A

	Six months ended January 31, 2026 (Unaudited)	Years ended July 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$56.19	$53.89	$50.93	$51.75	$59.83	$53.77
Income from Investment Operations
Net investment income (loss) A,B	1.057	1.338	1.310	1.630	1.245	.327
Net realized and unrealized gain (loss)	2.654	2.312	2.887	(.705)	(6.741)	7.664
Total from investment operations	3.711	3.650	4.197	.925	(5.496)	7.991
Distributions from net investment income	(1.145)	(1.347)	(1.211)	(1.571)	(1.232)	(.409)
Distributions from net realized gain	(.016)	(.003)	(.026)	(.174)	(1.352)	(1.522)
Total distributions	(1.161)	(1.350)	(1.237)	(1.745)	(2.584)	(1.931)
Net asset value, end of period	$58.74	$56.19	$53.89	$50.93	$51.75	$59.83
Total Return C,D,E	6.65%	6.92%	8.38%	2.03%	(9.62)%	15.15%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.72% H	.72%	.72%	.72%	.72%	.72%
Expenses net of fee waivers, if any	.72 % H	.72%	.72%	.72%	.72%	.72%
Expenses net of all reductions, if any	.72% H	.72%	.72%	.72%	.72%	.72%
Net investment income (loss)	3.65% H	2.46%	2.57%	3.30%	2.22%	.57%
Supplemental Data
Net assets, end of period (000 omitted)	$223	$219	$206	$234	$509	$678
Portfolio turnover rate I	29 % H	39%	32%	28%	67%	35%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Managed Retirement 2020 Fund℠

	Six months ended January 31, 2026 (Unaudited)	Years ended July 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$56.25	$53.95	$51.00	$51.84	$59.92	$53.81
Income from Investment Operations
Net investment income (loss) A,B	1.130	1.475	1.462	1.755	1.389	.470
Net realized and unrealized gain (loss)	2.647	2.314	2.876	(.706)	(6.758)	7.671
Total from investment operations	3.777	3.789	4.338	1.049	(5.369)	8.141
Distributions from net investment income	(1.221)	(1.486)	(1.362)	(1.715)	(1.359)	(.509)
Distributions from net realized gain	(.016)	(.003)	(.026)	(.174)	(1.352)	(1.522)
Total distributions	(1.237)	(1.489)	(1.388)	(1.889)	(2.711)	(2.031)
Net asset value, end of period	$58.79	$56.25	$53.95	$51.00	$51.84	$59.92
Total Return C,D	6.77%	7.19%	8.67%	2.29%	(9.40)%	15.44%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.47% G	.47%	.47%	.47%	.47%	.47%
Expenses net of fee waivers, if any	.47 % G	.47%	.47%	.47%	.47%	.47%
Expenses net of all reductions, if any	.47% G	.47%	.47%	.47%	.47%	.47%
Net investment income (loss)	3.90% G	2.71%	2.86%	3.55%	2.47%	.82%
Supplemental Data
Net assets, end of period (000 omitted)	$6,863	$6,669	$6,803	$7,305	$8,171	$11,460
Portfolio turnover rate H	29 % G	39%	32%	28%	67%	35%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns for periods of less than one year are not annualized.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Managed Retirement 2020 Fund℠ Class K

	Six months ended January 31, 2026 (Unaudited)	Years ended July 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$56.25	$53.96	$51.01	$51.85	$59.93	$53.82
Income from Investment Operations
Net investment income (loss) A,B	1.159	1.530	1.486	1.804	1.439	.526
Net realized and unrealized gain (loss)	2.648	2.309	2.902	(.698)	(6.752)	7.661
Total from investment operations	3.807	3.839	4.388	1.106	(5.313)	8.187
Distributions from net investment income	(1.251)	(1.546)	(1.412)	(1.772)	(1.415)	(.555)
Distributions from net realized gain	(.016)	(.003)	(.026)	(.174)	(1.352)	(1.522)
Total distributions	(1.267)	(1.549)	(1.438)	(1.946)	(2.767)	(2.077)
Net asset value, end of period	$58.79	$56.25	$53.96	$51.01	$51.85	$59.93
Total Return C,D	6.82%	7.28%	8.78%	2.41%	(9.31)%	15.53%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.37% G	.37%	.37%	.37%	.37%	.37%
Expenses net of fee waivers, if any	.37 % G	.37%	.37%	.37%	.37%	.37%
Expenses net of all reductions, if any	.37% G	.37%	.37%	.37%	.37%	.37%
Net investment income (loss)	4.00% G	2.81%	2.92%	3.65%	2.57%	.92%
Supplemental Data
Net assets, end of period (000 omitted)	$145	$136	$126	$141	$113	$125
Portfolio turnover rate H	29 % G	39%	32%	28%	67%	35%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns for periods of less than one year are not annualized.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Managed Retirement 2020 Fund℠ Class K6

	Six months ended January 31, 2026 (Unaudited)	Years ended July 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$56.24	$53.95	$51.01	$51.85	$59.93	$53.82
Income from Investment Operations
Net investment income (loss) A,B	1.187	1.581	1.498	1.856	1.458	.584
Net realized and unrealized gain (loss)	2.652	2.313	2.938	(.707)	(6.709)	7.661
Total from investment operations	3.839	3.894	4.436	1.149	(5.251)	8.245
Distributions from net investment income	(1.283)	(1.601)	(1.470)	(1.815)	(1.477)	(.613)
Distributions from net realized gain	(.016)	(.003)	(.026)	(.174)	(1.352)	(1.522)
Total distributions	(1.299)	(1.604)	(1.496)	(1.989)	(2.829)	(2.135)
Net asset value, end of period	$58.78	$56.24	$53.95	$51.01	$51.85	$59.93
Total Return C,D	6.88%	7.39%	8.88%	2.50%	(9.21)%	15.65%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.27% G	.27%	.27%	.27%	.27%	.27%
Expenses net of fee waivers, if any	.27 % G	.27%	.27%	.27%	.27%	.27%
Expenses net of all reductions, if any	.27% G	.27%	.27%	.27%	.27%	.27%
Net investment income (loss)	4.10% G	2.91%	2.92%	3.75%	2.67%	1.02%
Supplemental Data
Net assets, end of period (000 omitted)	$2,799	$2,394	$1,074	$741	$1,110	$628
Portfolio turnover rate H	29 % G	39%	32%	28%	67%	35%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns for periods of less than one year are not annualized.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Managed Retirement 2020 Fund℠ Class I

	Six months ended January 31, 2026 (Unaudited)	Years ended July 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$56.28	$53.98	$51.03	$51.87	$59.95	$53.83
Income from Investment Operations
Net investment income (loss) A,B	1.131	1.476	1.436	1.757	1.389	.470
Net realized and unrealized gain (loss)	2.654	2.313	2.895	(.704)	(6.761)	7.673
Total from investment operations	3.785	3.789	4.331	1.053	(5.372)	8.143
Distributions from net investment income	(1.219)	(1.486)	(1.355)	(1.719)	(1.356)	(.501)
Distributions from net realized gain	(.016)	(.003)	(.026)	(.174)	(1.352)	(1.522)
Total distributions	(1.235)	(1.489)	(1.381)	(1.893)	(2.708)	(2.023)
Net asset value, end of period	$58.83	$56.28	$53.98	$51.03	$51.87	$59.95
Total Return C,D	6.78%	7.18%	8.65%	2.30%	(9.40)%	15.44%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.47% G	.47%	.47%	.47%	.47%	.47%
Expenses net of fee waivers, if any	.47 % G	.47%	.47%	.47%	.47%	.47%
Expenses net of all reductions, if any	.47% G	.47%	.47%	.47%	.47%	.47%
Net investment income (loss)	3.90% G	2.71%	2.82%	3.55%	2.47%	.82%
Supplemental Data
Net assets, end of period (000 omitted)	$169	$165	$163	$218	$249	$320
Portfolio turnover rate H	29 % G	39%	32%	28%	67%	35%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns for periods of less than one year are not annualized.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Managed Retirement 2025 Fund℠
Schedule of Investments January 31, 2026 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 58.0%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	426,850	4,225,819
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	446,469	3,397,626
Fidelity Series Corporate Bond Fund (a)	417,151	3,950,416
Fidelity Series Emerging Markets Debt Fund (a)	36,661	315,284
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	8,236	80,141
Fidelity Series Floating Rate High Income Fund (a)	6,403	56,089
Fidelity Series Government Bond Index Fund (a)	722,268	6,644,861
Fidelity Series High Income Fund (a)	6,335	56,567
Fidelity Series International Credit Fund (a)	1,736	14,774
Fidelity Series International Developed Markets Bond Index Fund (a)	329,114	2,800,762
Fidelity Series Investment Grade Bond Fund (a)	604,186	6,150,616
Fidelity Series Investment Grade Securitized Fund (a)	409,922	3,750,789
Fidelity Series Long-Term Treasury Bond Index Fund (a)	291,927	1,564,729
Fidelity Series Real Estate Income Fund (a)	5,477	55,701
TOTAL BOND FUNDS (Cost $35,545,726)		33,064,174

Domestic Equity Funds - 21.1%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	117,811	2,704,937
Fidelity Series Commodity Strategy Fund (a)	3,830	403,015
Fidelity Series Large Cap Growth Index Fund (a)	59,360	1,743,395
Fidelity Series Large Cap Stock Fund (a)	65,301	1,801,000
Fidelity Series Large Cap Value Index Fund (a)	173,127	3,299,800
Fidelity Series Small Cap Core Fund (a)	38,460	551,517
Fidelity Series Small Cap Opportunities Fund (a)	19,098	327,727
Fidelity Series Value Discovery Fund (a)	66,882	1,183,805
TOTAL DOMESTIC EQUITY FUNDS (Cost $7,216,727)		12,015,196

International Equity Funds - 19.6%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	64,275	1,269,429
Fidelity Series Emerging Markets Fund (a)	53,466	692,919
Fidelity Series Emerging Markets Opportunities Fund (a)	103,040	2,782,085
Fidelity Series International Growth Fund (a)	83,448	1,681,468
Fidelity Series International Index Fund (a)	40,531	643,227
Fidelity Series International Small Cap Fund (a)	36,206	669,087
Fidelity Series International Value Fund (a)	104,297	1,710,464
Fidelity Series Overseas Fund (a)	109,529	1,694,409
Fidelity Series Select International Small Cap Fund (a)	3,933	57,738
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $7,590,883)		11,200,826

Short-Term Funds - 1.0%
	Shares	Value ($)
Fidelity Series Short-Term Credit Fund (a)	278	2,801
Fidelity Series Treasury Bill Index Fund (a)	57,610	573,221
TOTAL SHORT-TERM FUNDS (Cost $575,982)		576,022

Money Market Funds - 0.3%
	Yield (%)	Shares	Value ($)
Fidelity Series Government Money Market Fund (a)(b) (Cost $194,078)	3.74	194,078	194,078

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $51,123,396)	57,050,296
NET OTHER ASSETS (LIABILITIES) - 0.0%	(19,721)
NET ASSETS - 100.0%	57,030,575

Legend

(a)	Affiliated fund.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	3,914,156	820,923	486,117	110,717	112	(23,255)	4,225,819	426,850
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	3,461,172	392,448	453,106	102,441	(53,115)	50,227	3,397,626	446,469
Fidelity Series Blue Chip Growth Fund	2,774,554	396,691	629,752	105,076	72,576	90,868	2,704,937	117,811
Fidelity Series Canada Fund	787,720	588,378	175,353	21,645	278	68,406	1,269,429	64,275
Fidelity Series Commodity Strategy Fund	126,036	287,281	56,066	3,827	3,379	42,385	403,015	3,830
Fidelity Series Corporate Bond Fund	3,744,154	658,710	494,928	90,389	1,659	40,821	3,950,416	417,151
Fidelity Series Emerging Markets Debt Fund	309,826	28,570	39,059	9,738	(104)	16,051	315,284	36,661
Fidelity Series Emerging Markets Debt Local Currency Fund	81,763	9,894	13,761	5,100	100	2,145	80,141	8,236
Fidelity Series Emerging Markets Fund	715,258	106,214	286,890	16,910	46,034	112,303	692,919	53,466
Fidelity Series Emerging Markets Opportunities Fund	2,864,256	412,107	1,113,278	70,017	154,180	464,820	2,782,085	103,040
Fidelity Series Floating Rate High Income Fund	55,408	8,268	7,017	2,192	(7)	(563)	56,089	6,403
Fidelity Series Government Bond Index Fund	6,168,559	1,254,588	829,676	119,373	651	50,739	6,644,861	722,268
Fidelity Series Government Money Market Fund	252,851	439,075	497,848	3,860	-	-	194,078	194,078
Fidelity Series High Income Fund	56,097	6,649	7,017	2,154	(6)	844	56,567	6,335
Fidelity Series International Credit Fund	14,283	336	-	336	-	155	14,774	1,736
Fidelity Series International Developed Markets Bond Index Fund	2,763,002	426,770	343,557	80,757	573	(46,026)	2,800,762	329,114
Fidelity Series International Growth Fund	1,747,936	268,243	411,838	126,661	45,790	31,337	1,681,468	83,448
Fidelity Series International Index Fund	659,019	65,763	166,580	20,275	45,524	39,501	643,227	40,531
Fidelity Series International Small Cap Fund	697,929	98,792	100,260	88,661	11,386	(38,760)	669,087	36,206
Fidelity Series International Value Fund	1,880,433	278,011	606,918	163,335	179,395	(20,457)	1,710,464	104,297
Fidelity Series Investment Grade Bond Fund	5,770,324	1,077,595	775,931	125,050	1,949	76,679	6,150,616	604,186
Fidelity Series Investment Grade Securitized Fund	3,558,281	584,151	486,406	80,402	2,383	92,380	3,750,789	409,922
Fidelity Series Large Cap Growth Index Fund	1,772,197	239,100	360,860	14,696	99,457	(6,499)	1,743,395	59,360
Fidelity Series Large Cap Stock Fund	1,635,823	466,772	362,156	166,317	3,994	56,567	1,801,000	65,301
Fidelity Series Large Cap Value Index Fund	3,302,408	522,270	844,801	112,188	36,611	283,312	3,299,800	173,127
Fidelity Series Long-Term Treasury Bond Index Fund	2,314,023	244,805	1,021,878	40,815	(201,827)	229,606	1,564,729	291,927
Fidelity Series Overseas Fund	1,749,703	287,854	329,308	133,481	64,622	(78,462)	1,694,409	109,529
Fidelity Series Real Estate Income Fund	55,059	7,297	7,017	1,901	12	350	55,701	5,477
Fidelity Series Select International Small Cap Fund	53,389	1,635	3,487	1,635	196	6,005	57,738	3,933
Fidelity Series Short-Term Credit Fund	2,723	70	-	70	-	8	2,801	278
Fidelity Series Small Cap Core Fund	734,654	10,388	319,076	4,690	23,746	101,805	551,517	38,460
Fidelity Series Small Cap Opportunities Fund	338,049	19,840	78,090	14,968	12,872	35,056	327,727	19,098
Fidelity Series Treasury Bill Index Fund	848,144	870,602	1,146,144	11,822	137	482	573,221	57,610
Fidelity Series Value Discovery Fund	1,180,974	192,431	303,168	65,672	11,821	101,747	1,183,805	66,882
	56,390,163	11,072,521	12,757,343	1,917,171	564,378	1,780,577	57,050,296

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	33,064,174	33,064,174	-	-

Domestic Equity Funds	12,015,196	12,015,196	-	-

International Equity Funds	11,200,826	11,200,826	-	-

Short-Term Funds	576,022	576,022	-	-

Money Market Funds	194,078	194,078	-	-
Total Investments in Securities:	57,050,296	57,050,296	-	-
Fidelity Managed Retirement 2025 Fund℠
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of January 31, 2026 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $51,123,396)	$57,050,296

Total Investment in Securities (cost $51,123,396)		$57,050,296
Receivable for investments sold		674,587
Receivable for fund shares sold		56
Total assets		57,724,939
Liabilities
Payable for investments purchased	$665,290
Payable for fund shares redeemed	9,342
Accrued management fee	19,283
Distribution and service plan fees payable	449
Total liabilities		694,364
Net Assets		$57,030,575
Net Assets consist of:
Paid in capital		$51,929,566
Total accumulated earnings (loss)		5,101,009
Net Assets		$57,030,575

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($2,164,589 ÷ 34,951.54 shares)(a)		$61.93
Maximum offering price per share (100/94.25 of $61.93)		$65.71
Fidelity Managed Retirement 2025 :
Net Asset Value, offering price and redemption price per share ($36,293,067 ÷ 584,491.82 shares)		$62.09
Class K :
Net Asset Value, offering price and redemption price per share ($151,281 ÷ 2,434.3 shares)		$62.15
Class K6 :
Net Asset Value, offering price and redemption price per share ($18,351,592 ÷ 295,738.45 shares)		$62.05
Class I :
Net Asset Value, offering price and redemption price per share ($70,046 ÷ 1,123.67 shares)		$62.34
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended January 31, 2026 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$1,194,473
Expenses
Management fee	$115,446
Distribution and service plan fees	2,747
Independent trustees' fees and expenses	66
Total expenses		118,259
Net Investment income (loss)		1,076,214
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	564,378
Capital gain distributions from underlying funds:
Affiliated issuers	722,698
Total net realized gain (loss)		1,287,076
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	1,780,577
Total change in net unrealized appreciation (depreciation)		1,780,577
Net gain (loss)		3,067,653
Net increase (decrease) in net assets resulting from operations		$4,143,867
Statement of Changes in Net Assets

	Six months ended January 31, 2026 (Unaudited)	Year ended July 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,076,214	$1,387,308
Net realized gain (loss)	1,287,076	302,190
Change in net unrealized appreciation (depreciation)	1,780,577	2,432,061
Net increase (decrease) in net assets resulting from operations	4,143,867	4,121,559
Distributions to shareholders	(1,169,080)	(1,380,143)

Share transactions - net increase (decrease)	(2,313,957)	3,567,485
Total increase (decrease) in net assets	660,830	6,308,901

Net Assets
Beginning of period	56,369,745	50,060,844
End of period	$57,030,575	$56,369,745

Financial Highlights
Fidelity Advisor Managed Retirement 2025 Fund℠ Class A

	Six months ended January 31, 2026 (Unaudited)	Years ended July 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$58.77	$55.99	$52.54	$53.57	$62.69	$55.13
Income from Investment Operations
Net investment income (loss) A,B	1.070	1.314	1.332	1.586	1.274	.377
Net realized and unrealized gain (loss)	3.260	2.799	3.363	(.249)	(7.367)	9.095
Total from investment operations	4.330	4.113	4.695	1.337	(6.093)	9.472
Distributions from net investment income	(1.159)	(1.329)	(1.212)	(1.562)	(1.297)	(.446)
Distributions from net realized gain	(.011)	(.004)	(.033)	(.805)	(1.730)	(1.466)
Total distributions	(1.170)	(1.333)	(1.245)	(2.367)	(3.027)	(1.912)
Net asset value, end of period	$61.93	$58.77	$55.99	$52.54	$53.57	$62.69
Total Return C,D,E	7.42%	7.50%	9.09%	2.84%	(10.25)%	17.50%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.72% H	.72%	.72%	.73%	.73%	.73%
Expenses net of fee waivers, if any	.72 % H	.72%	.72%	.73%	.73%	.73%
Expenses net of all reductions, if any	.72% H	.72%	.72%	.73%	.73%	.73%
Net investment income (loss)	3.52% H	2.32%	2.52%	3.13%	2.19%	.63%
Supplemental Data
Net assets, end of period (000 omitted)	$2,165	$2,327	$2,053	$1,583	$1,689	$1,867
Portfolio turnover rate I	39 % H	45%	36%	31%	53%	27%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Managed Retirement 2025 Fund℠

	Six months ended January 31, 2026 (Unaudited)	Years ended July 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$58.93	$56.14	$52.66	$53.69	$62.80	$55.19
Income from Investment Operations
Net investment income (loss) A,B	1.150	1.459	1.467	1.716	1.421	.525
Net realized and unrealized gain (loss)	3.263	2.806	3.380	(.253)	(7.388)	9.109
Total from investment operations	4.413	4.265	4.847	1.463	(5.967)	9.634
Distributions from net investment income	(1.242)	(1.471)	(1.334)	(1.688)	(1.413)	(.558)
Distributions from net realized gain	(.011)	(.004)	(.033)	(.805)	(1.730)	(1.466)
Total distributions	(1.253)	(1.475)	(1.367)	(2.493)	(3.143)	(2.024)
Net asset value, end of period	$62.09	$58.93	$56.14	$52.66	$53.69	$62.80
Total Return C,D	7.54%	7.77%	9.38%	3.09%	(10.03)%	17.79%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.47% G	.47%	.47%	.48%	.48%	.48%
Expenses net of fee waivers, if any	.47 % G	.47%	.47%	.48%	.48%	.48%
Expenses net of all reductions, if any	.47% G	.47%	.47%	.48%	.48%	.48%
Net investment income (loss)	3.77% G	2.57%	2.78%	3.38%	2.44%	.88%
Supplemental Data
Net assets, end of period (000 omitted)	$36,293	$37,708	$37,991	$47,433	$51,468	$55,127
Portfolio turnover rate H	39 % G	45%	36%	31%	53%	27%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns for periods of less than one year are not annualized.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Managed Retirement 2025 Fund℠ Class K

	Six months ended January 31, 2026 (Unaudited)	Years ended July 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$58.98	$56.19	$52.67	$53.71	$62.82	$55.20
Income from Investment Operations
Net investment income (loss) A,B	1.181	1.516	1.511	1.766	1.480	.582
Net realized and unrealized gain (loss)	3.280	2.803	3.389	(.250)	(7.390)	9.109
Total from investment operations	4.461	4.319	4.900	1.516	(5.910)	9.691
Distributions from net investment income	(1.280)	(1.525)	(1.347)	(1.751)	(1.470)	(.605)
Distributions from net realized gain	(.011)	(.004)	(.033)	(.805)	(1.730)	(1.466)
Total distributions	(1.291)	(1.529)	(1.380)	(2.556)	(3.200)	(2.071)
Net asset value, end of period	$62.15	$58.98	$56.19	$52.67	$53.71	$62.82
Total Return C,D	7.62%	7.86%	9.49%	3.20%	(9.94)%	17.90%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.37% G	.37%	.38%	.38%	.38%	.38%
Expenses net of fee waivers, if any	.37 % G	.37%	.38%	.38%	.38%	.38%
Expenses net of all reductions, if any	.37% G	.37%	.38%	.38%	.38%	.38%
Net investment income (loss)	3.87% G	2.67%	2.87%	3.48%	2.54%	.98%
Supplemental Data
Net assets, end of period (000 omitted)	$151	$141	$130	$364	$115	$128
Portfolio turnover rate H	39 % G	45%	36%	31%	53%	27%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns for periods of less than one year are not annualized.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Managed Retirement 2025 Fund℠ Class K6

	Six months ended January 31, 2026 (Unaudited)	Years ended July 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$58.90	$56.12	$52.66	$53.70	$62.81	$55.20
Income from Investment Operations
Net investment income (loss) A,B	1.209	1.568	1.222	1.817	1.527	.648
Net realized and unrealized gain (loss)	3.270	2.803	3.726	(.254)	(7.379)	9.105
Total from investment operations	4.479	4.371	4.948	1.563	(5.852)	9.753
Distributions from net investment income	(1.318)	(1.587)	(1.455)	(1.798)	(1.528)	(.677)
Distributions from net realized gain	(.011)	(.004)	(.033)	(.805)	(1.730)	(1.466)
Total distributions	(1.329)	(1.591)	(1.488)	(2.603)	(3.258)	(2.143)
Net asset value, end of period	$62.05	$58.90	$56.12	$52.66	$53.70	$62.81
Total Return C,D	7.67%	7.97%	9.59%	3.30%	(9.85)%	18.03%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.27% G	.27%	.27%	.28%	.28%	.28%
Expenses net of fee waivers, if any	.27 % G	.27%	.27%	.28%	.28%	.28%
Expenses net of all reductions, if any	.27% G	.27%	.27%	.28%	.28%	.28%
Net investment income (loss)	3.97% G	2.77%	2.29%	3.58%	2.64%	1.08%
Supplemental Data
Net assets, end of period (000 omitted)	$18,352	$16,128	$9,823	$3,350	$2,437	$1,351
Portfolio turnover rate H	39 % G	45%	36%	31%	53%	27%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns for periods of less than one year are not annualized.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Managed Retirement 2025 Fund℠ Class I

	Six months ended January 31, 2026 (Unaudited)	Years ended July 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$59.16	$56.35	$52.85	$53.82	$62.93	$55.30
Income from Investment Operations
Net investment income (loss) A,B	1.154	1.464	1.462	1.723	1.427	.525
Net realized and unrealized gain (loss)	3.284	2.819	3.393	(.249)	(7.400)	9.122
Total from investment operations	4.438	4.283	4.855	1.474	(5.973)	9.647
Distributions from net investment income	(1.247)	(1.469)	(1.322)	(1.639)	(1.407)	(.551)
Distributions from net realized gain	(.011)	(.004)	(.033)	(.805)	(1.730)	(1.466)
Total distributions	(1.258)	(1.473)	(1.355)	(2.444)	(3.137)	(2.017)
Net asset value, end of period	$62.34	$59.16	$56.35	$52.85	$53.82	$62.93
Total Return C,D	7.56%	7.77%	9.36%	3.10%	(10.02)%	17.78%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.47% G	.47%	.47%	.48%	.48%	.48%
Expenses net of fee waivers, if any	.47 % G	.47%	.47%	.48%	.48%	.48%
Expenses net of all reductions, if any	.47% G	.47%	.47%	.48%	.48%	.48%
Net investment income (loss)	3.77% G	2.57%	2.77%	3.39%	2.44%	.88%
Supplemental Data
Net assets, end of period (000 omitted)	$70	$66	$64	$174	$556	$765
Portfolio turnover rate H	39 % G	45%	36%	31%	53%	27%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns for periods of less than one year are not annualized.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Managed Retirement 2030 Fund℠
Schedule of Investments January 31, 2026 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 52.6%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	131,054	1,297,436
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	522,546	3,976,575
Fidelity Series Corporate Bond Fund (a)	342,330	3,241,862
Fidelity Series Emerging Markets Debt Fund (a)	32,279	277,595
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	7,254	70,583
Fidelity Series Floating Rate High Income Fund (a)	5,635	49,359
Fidelity Series Government Bond Index Fund (a)	592,718	5,453,010
Fidelity Series High Income Fund (a)	5,574	49,775
Fidelity Series International Credit Fund (a)	682	5,805
Fidelity Series International Developed Markets Bond Index Fund (a)	286,967	2,442,091
Fidelity Series Investment Grade Bond Fund (a)	495,821	5,047,462
Fidelity Series Investment Grade Securitized Fund (a)	336,399	3,078,054
Fidelity Series Long-Term Treasury Bond Index Fund (a)	267,516	1,433,886
Fidelity Series Real Estate Income Fund (a)	4,820	49,021
TOTAL BOND FUNDS (Cost $28,290,339)		26,472,514

Domestic Equity Funds - 24.5%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	121,446	2,788,391
Fidelity Series Commodity Strategy Fund (a)	3,385	356,182
Fidelity Series Large Cap Growth Index Fund (a)	61,187	1,797,076
Fidelity Series Large Cap Stock Fund (a)	67,309	1,856,384
Fidelity Series Large Cap Value Index Fund (a)	178,446	3,401,180
Fidelity Series Small Cap Core Fund (a)	39,293	563,464
Fidelity Series Small Cap Opportunities Fund (a)	19,510	334,792
Fidelity Series Value Discovery Fund (a)	68,934	1,220,136
TOTAL DOMESTIC EQUITY FUNDS (Cost $8,053,839)		12,317,605

International Equity Funds - 21.9%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	61,276	1,210,207
Fidelity Series Emerging Markets Fund (a)	52,691	682,871
Fidelity Series Emerging Markets Opportunities Fund (a)	101,540	2,741,575
Fidelity Series International Growth Fund (a)	83,801	1,688,587
Fidelity Series International Index Fund (a)	40,696	645,852
Fidelity Series International Small Cap Fund (a)	31,866	588,879
Fidelity Series International Value Fund (a)	104,719	1,717,390
Fidelity Series Overseas Fund (a)	109,985	1,701,468
Fidelity Series Select International Small Cap Fund (a)	3,296	48,391
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $8,127,098)		11,025,220

Short-Term Funds - 0.9%
	Shares	Value ($)
Fidelity Series Short-Term Credit Fund (a)	6	64
Fidelity Series Treasury Bill Index Fund (a)	46,144	459,135
TOTAL SHORT-TERM FUNDS (Cost $459,308)		459,199

Money Market Funds - 0.1%
	Yield (%)	Shares	Value ($)
Fidelity Series Government Money Market Fund (a)(b) (Cost $99,789)	3.74	99,789	99,789

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $45,030,373)	50,374,327
NET OTHER ASSETS (LIABILITIES) - 0.0%	(16,777)
NET ASSETS - 100.0%	50,357,550

Legend

(a)	Affiliated fund.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	1,063,442	406,438	163,989	33,181	(380)	(8,075)	1,297,436	131,054
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	3,685,408	840,860	538,326	118,184	(12,828)	1,461	3,976,575	522,546
Fidelity Series Blue Chip Growth Fund	2,646,997	651,542	668,205	104,315	17,745	140,312	2,788,391	121,446
Fidelity Series Canada Fund	730,132	566,148	150,140	20,700	234	63,833	1,210,207	61,276
Fidelity Series Commodity Strategy Fund	104,087	259,937	47,789	3,298	1,689	38,258	356,182	3,385
Fidelity Series Corporate Bond Fund	2,868,703	771,819	430,869	72,806	(4,577)	36,786	3,241,862	342,330
Fidelity Series Emerging Markets Debt Fund	257,935	46,179	40,268	8,477	(129)	13,878	277,595	32,279
Fidelity Series Emerging Markets Debt Local Currency Fund	65,213	14,165	10,506	4,473	(27)	1,738	70,583	7,254
Fidelity Series Emerging Markets Fund	648,624	146,236	262,492	16,383	22,776	127,727	682,871	52,691
Fidelity Series Emerging Markets Opportunities Fund	2,597,465	567,918	1,014,276	67,869	57,044	533,424	2,741,575	101,540
Fidelity Series Floating Rate High Income Fund	45,868	10,887	6,895	1,899	(13)	(488)	49,359	5,635
Fidelity Series Government Bond Index Fund	4,726,021	1,415,215	726,982	96,172	1,739	37,017	5,453,010	592,718
Fidelity Series Government Money Market Fund	202,401	362,008	464,620	2,692	-	-	99,789	99,789
Fidelity Series High Income Fund	46,065	9,921	6,895	1,869	2	682	49,775	5,574
Fidelity Series International Credit Fund	5,612	132	-	132	-	61	5,805	682
Fidelity Series International Developed Markets Bond Index Fund	2,251,194	560,088	329,672	69,992	(1,179)	(38,340)	2,442,091	286,967
Fidelity Series International Growth Fund	1,628,942	388,955	400,260	127,001	16,985	53,965	1,688,587	83,801
Fidelity Series International Index Fund	614,160	118,058	168,604	20,332	18,338	63,900	645,852	40,696
Fidelity Series International Small Cap Fund	581,078	158,786	124,847	79,028	1,177	(27,315)	588,879	31,866
Fidelity Series International Value Fund	1,734,529	412,543	579,969	163,716	114,289	35,998	1,717,390	104,719
Fidelity Series Investment Grade Bond Fund	4,420,904	1,245,036	678,562	100,712	169	59,915	5,047,462	495,821
Fidelity Series Investment Grade Securitized Fund	2,726,301	688,396	410,835	64,737	817	73,375	3,078,054	336,399
Fidelity Series Large Cap Growth Index Fund	1,690,651	403,609	385,498	14,935	28,865	59,449	1,797,076	61,187
Fidelity Series Large Cap Stock Fund	1,562,247	593,404	361,959	163,614	1,016	61,676	1,856,384	67,309
Fidelity Series Large Cap Value Index Fund	3,150,693	754,400	820,074	114,006	11,249	304,912	3,401,180	178,446
Fidelity Series Long-Term Treasury Bond Index Fund	1,930,681	350,959	870,037	36,017	(165,308)	187,591	1,433,886	267,516
Fidelity Series Overseas Fund	1,630,580	419,542	331,328	133,838	14,611	(31,937)	1,701,468	109,985
Fidelity Series Real Estate Income Fund	45,571	10,065	6,895	1,644	5	275	49,021	4,820
Fidelity Series Select International Small Cap Fund	42,863	1,320	906	1,319	97	5,017	48,391	3,296
Fidelity Series Short-Term Credit Fund	62	2	-	2	-	-	64	6
Fidelity Series Small Cap Core Fund	701,248	31,854	292,403	4,751	20,046	102,719	563,464	39,293
Fidelity Series Small Cap Opportunities Fund	323,492	35,722	71,905	14,835	6,802	40,681	334,792	19,510
Fidelity Series Treasury Bill Index Fund	663,595	750,458	955,349	9,338	87	344	459,135	46,144
Fidelity Series Value Discovery Fund	1,127,026	278,824	297,799	66,736	5,998	106,087	1,220,136	68,934
	46,519,790	13,271,426	11,619,154	1,739,003	157,339	2,044,926	50,374,327

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	26,472,514	26,472,514	-	-

Domestic Equity Funds	12,317,605	12,317,605	-	-

International Equity Funds	11,025,220	11,025,220	-	-

Short-Term Funds	459,199	459,199	-	-

Money Market Funds	99,789	99,789	-	-
Total Investments in Securities:	50,374,327	50,374,327	-	-
Fidelity Managed Retirement 2030 Fund℠
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of January 31, 2026 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $45,030,373)	$50,374,327

Total Investment in Securities (cost $45,030,373)		$50,374,327
Receivable for investments sold		478,073
Receivable for fund shares sold		411,641
Total assets		51,264,041
Liabilities
Payable for investments purchased	$883,193
Payable for fund shares redeemed	6,494
Accrued management fee	16,552
Distribution and service plan fees payable	252
Total liabilities		906,491
Net Assets		$50,357,550
Net Assets consist of:
Paid in capital		$45,813,765
Total accumulated earnings (loss)		4,543,785
Net Assets		$50,357,550

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($1,215,459 ÷ 95,583.77 shares)(a)		$12.72
Maximum offering price per share (100/94.25 of $12.72)		$13.50
Fidelity Managed Retirement 2030 Fund :
Net Asset Value, offering price and redemption price per share ($27,666,962 ÷ 2,171,420.69 shares)		$12.74
Class K :
Net Asset Value, offering price and redemption price per share ($263,044 ÷ 20,591.57 shares)		$12.77
Class K6 :
Net Asset Value, offering price and redemption price per share ($20,828,791 ÷ 1,632,619.08 shares)		$12.76
Class I :
Net Asset Value, offering price and redemption price per share ($383,294 ÷ 30,042.8 shares)		$12.76
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended January 31, 2026 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$1,024,596
Expenses
Management fee	$99,286
Distribution and service plan fees	1,463
Independent trustees' fees and expenses	57
Total expenses		100,806
Net Investment income (loss)		923,790
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	157,339
Capital gain distributions from underlying funds:
Affiliated issuers	714,407
Total net realized gain (loss)		871,746
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	2,044,926
Total change in net unrealized appreciation (depreciation)		2,044,926
Net gain (loss)		2,916,672
Net increase (decrease) in net assets resulting from operations		$3,840,462
Statement of Changes in Net Assets

	Six months ended January 31, 2026 (Unaudited)	Year ended July 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$923,790	$1,216,160
Net realized gain (loss)	871,746	155,363
Change in net unrealized appreciation (depreciation)	2,044,926	2,256,312
Net increase (decrease) in net assets resulting from operations	3,840,462	3,627,835
Distributions to shareholders	(1,008,582)	(1,216,221)

Share transactions - net increase (decrease)	1,022,641	1,485,781
Total increase (decrease) in net assets	3,854,521	3,897,395

Net Assets
Beginning of period	46,503,029	42,605,634
End of period	$50,357,550	$46,503,029

Financial Highlights
Fidelity Advisor Managed Retirement 2030 Fund℠ Class A

	Six months ended January 31, 2026 (Unaudited)	Years ended July 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.99	$11.37	$10.61	$10.68	$12.51	$10.78
Income from Investment Operations
Net investment income (loss) A,B	.215	.263	.250	.304	.248	.056
Net realized and unrealized gain (loss)	.754	.621	.750	.029	(1.517)	1.993
Total from investment operations	.969	.884	1.000	.333	(1.269)	2.049
Distributions from net investment income	(.234)	(.264)	(.232)	(.303)	(.257)	(.089)
Distributions from net realized gain	(.005)	-	(.008)	(.100)	(.304)	(.230)
Total distributions	(.239)	(.264)	(.240)	(.403)	(.561)	(.319)
Net asset value, end of period	$12.72	$11.99	$11.37	$10.61	$10.68	$12.51
Total Return C,D,E	8.14%	7.94%	9.59%	3.46%	(10.66)%	19.28%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.73% H	.73%	.73%	.73%	.73%	.73%
Expenses net of fee waivers, if any	.73 % H	.73%	.73%	.73%	.73%	.73%
Expenses net of all reductions, if any	.73% H	.73%	.73%	.73%	.73%	.73%
Net investment income (loss)	3.46% H	2.28%	2.35%	2.99%	2.13%	.47%
Supplemental Data
Net assets, end of period (000 omitted)	$1,215	$1,115	$979	$546	$455	$595
Portfolio turnover rate I	48 % H	59%	40%	31%	54%	46%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns do not include the effect of the sales charges.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Managed Retirement 2030 Fund℠

	Six months ended January 31, 2026 (Unaudited)	Years ended July 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.02	$11.39	$10.62	$10.69	$12.51	$10.77
Income from Investment Operations
Net investment income (loss) A,B	.232	.292	.279	.330	.275	.086
Net realized and unrealized gain (loss)	.741	.629	.754	.028	(1.510)	1.990
Total from investment operations	.973	.921	1.033	.358	(1.235)	2.076
Distributions from net investment income	(.248)	(.291)	(.255)	(.328)	(.281)	(.106)
Distributions from net realized gain	(.005)	-	(.008)	(.100)	(.304)	(.230)
Total distributions	(.253)	(.291)	(.263)	(.428)	(.585)	(.336)
Net asset value, end of period	$12.74	$12.02	$11.39	$10.62	$10.69	$12.51
Total Return C,D	8.15%	8.27%	9.91%	3.71%	(10.39)%	19.57%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.48% G	.48%	.48%	.48%	.48%	.48%
Expenses net of fee waivers, if any	.48 % G	.48%	.48%	.48%	.48%	.48%
Expenses net of all reductions, if any	.48% G	.48%	.48%	.48%	.48%	.48%
Net investment income (loss)	3.71% G	2.53%	2.61%	3.24%	2.38%	.73%
Supplemental Data
Net assets, end of period (000 omitted)	$27,667	$29,402	$31,065	$35,369	$32,369	$28,958
Portfolio turnover rate H	48 % G	59%	40%	31%	54%	46%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Managed Retirement 2030 Fund℠ Class K

	Six months ended January 31, 2026 (Unaudited)	Years ended July 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.05	$11.42	$10.64	$10.71	$12.53	$10.78
Income from Investment Operations
Net investment income (loss) A,B	.238	.305	.287	.341	.289	.097
Net realized and unrealized gain (loss)	.743	.626	.758	.028	(1.514)	1.994
Total from investment operations	.981	.931	1.045	.369	(1.225)	2.091
Distributions from net investment income	(.256)	(.301)	(.257)	(.339)	(.291)	(.111)
Distributions from net realized gain	(.005)	-	(.008)	(.100)	(.304)	(.230)
Total distributions	(.261)	(.301)	(.265)	(.439)	(.595)	(.341)
Net asset value, end of period	$12.77	$12.05	$11.42	$10.64	$10.71	$12.53
Total Return C,D	8.20%	8.34%	10.01%	3.82%	(10.30)%	19.69%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.38% G	.38%	.39%	.38%	.38%	.38%
Expenses net of fee waivers, if any	.38 % G	.38%	.39%	.38%	.38%	.38%
Expenses net of all reductions, if any	.38% G	.38%	.39%	.38%	.38%	.38%
Net investment income (loss)	3.81% G	2.63%	2.69%	3.34%	2.48%	.83%
Supplemental Data
Net assets, end of period (000 omitted)	$263	$243	$224	$347	$196	$219
Portfolio turnover rate H	48 % G	59%	40%	31%	54%	46%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Managed Retirement 2030 Fund℠ Class K6

	Six months ended January 31, 2026 (Unaudited)	Years ended July 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.03	$11.40	$10.64	$10.71	$12.53	$10.79
Income from Investment Operations
Net investment income (loss) A,B	.244	.316	.257	.352	.303	.111
Net realized and unrealized gain (loss)	.753	.628	.790	.028	(1.517)	1.985
Total from investment operations	.997	.944	1.047	.380	(1.214)	2.096
Distributions from net investment income	(.262)	(.314)	(.279)	(.350)	(.302)	(.126)
Distributions from net realized gain	(.005)	-	(.008)	(.100)	(.304)	(.230)
Total distributions	(.267)	(.314)	(.287)	(.450)	(.606)	(.356)
Net asset value, end of period	$12.76	$12.03	$11.40	$10.64	$10.71	$12.53
Total Return C,D	8.35%	8.48%	10.04%	3.93%	(10.21)%	19.73%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.28% G	.28%	.28%	.28%	.28%	.28%
Expenses net of fee waivers, if any	.28 % G	.28%	.28%	.28%	.28%	.28%
Expenses net of all reductions, if any	.28% G	.28%	.28%	.28%	.28%	.28%
Net investment income (loss)	3.91% G	2.73%	2.37%	3.44%	2.58%	.93%
Supplemental Data
Net assets, end of period (000 omitted)	$20,829	$15,396	$10,002	$2,105	$892	$1,459
Portfolio turnover rate H	48 % G	59%	40%	31%	54%	46%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Managed Retirement 2030 Fund℠ Class I

	Six months ended January 31, 2026 (Unaudited)	Years ended July 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.03	$11.40	$10.63	$10.70	$12.53	$10.78
Income from Investment Operations
Net investment income (loss) A,B	.232	.293	.277	.331	.277	.086
Net realized and unrealized gain (loss)	.751	.629	.755	.027	(1.523)	1.998
Total from investment operations	.983	.922	1.032	.358	(1.246)	2.084
Distributions from net investment income	(.248)	(.292)	(.254)	(.328)	(.280)	(.104)
Distributions from net realized gain	(.005)	-	(.008)	(.100)	(.304)	(.230)
Total distributions	(.253)	(.292)	(.262)	(.428)	(.584)	(.334)
Net asset value, end of period	$12.76	$12.03	$11.40	$10.63	$10.70	$12.53
Total Return C,D	8.23%	8.27%	9.89%	3.71%	(10.46)%	19.62%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.48% G	.48%	.48%	.48%	.48%	.48%
Expenses net of fee waivers, if any	.48 % G	.48%	.48%	.48%	.48%	.48%
Expenses net of all reductions, if any	.48% G	.48%	.48%	.48%	.48%	.48%
Net investment income (loss)	3.71% G	2.53%	2.59%	3.25%	2.38%	.73%
Supplemental Data
Net assets, end of period (000 omitted)	$383	$348	$335	$351	$359	$421
Portfolio turnover rate H	48 % G	59%	40%	31%	54%	46%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Managed Retirement 2035 Fund℠
Schedule of Investments January 31, 2026 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 48.2%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	11,357	112,433
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	296,694	2,257,841
Fidelity Series Corporate Bond Fund (a)	161,756	1,531,828
Fidelity Series Emerging Markets Debt Fund (a)	16,943	145,710
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	3,808	37,054
Fidelity Series Floating Rate High Income Fund (a)	2,954	25,879
Fidelity Series Government Bond Index Fund (a)	280,069	2,576,638
Fidelity Series High Income Fund (a)	2,923	26,102
Fidelity Series International Developed Markets Bond Index Fund (a)	146,424	1,246,069
Fidelity Series Investment Grade Bond Fund (a)	234,281	2,384,984
Fidelity Series Investment Grade Securitized Fund (a)	158,952	1,454,409
Fidelity Series Long-Term Treasury Bond Index Fund (a)	177,009	948,771
Fidelity Series Real Estate Income Fund (a)	2,527	25,696
TOTAL BOND FUNDS (Cost $12,646,398)		12,773,414

Domestic Equity Funds - 27.1%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	70,900	1,627,870
Fidelity Series Commodity Strategy Fund (a)	1,781	187,436
Fidelity Series Large Cap Growth Index Fund (a)	35,723	1,049,173
Fidelity Series Large Cap Stock Fund (a)	39,297	1,083,815
Fidelity Series Large Cap Value Index Fund (a)	104,185	1,985,767
Fidelity Series Small Cap Core Fund (a)	23,074	330,887
Fidelity Series Small Cap Opportunities Fund (a)	11,458	196,621
Fidelity Series Value Discovery Fund (a)	40,248	712,387
TOTAL DOMESTIC EQUITY FUNDS (Cost $5,785,540)		7,173,956

International Equity Funds - 23.6%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	34,204	675,536
Fidelity Series Emerging Markets Fund (a)	29,906	387,585
Fidelity Series Emerging Markets Opportunities Fund (a)	57,632	1,556,053
Fidelity Series International Growth Fund (a)	48,171	970,639
Fidelity Series International Index Fund (a)	23,397	371,303
Fidelity Series International Small Cap Fund (a)	17,061	315,283
Fidelity Series International Value Fund (a)	60,209	987,421
Fidelity Series Overseas Fund (a)	63,229	978,157
Fidelity Series Select International Small Cap Fund (a)	1,515	22,244
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $4,974,210)		6,264,221

Short-Term Funds - 0.7%
	Shares	Value ($)
Fidelity Series Short-Term Credit Fund (a)	1,639	16,503
Fidelity Series Treasury Bill Index Fund (a)	16,473	163,904
TOTAL SHORT-TERM FUNDS (Cost $180,367)		180,407

Money Market Funds - 0.4%
	Yield (%)	Shares	Value ($)
Fidelity Series Government Money Market Fund (a)(b) (Cost $105,837)	3.74	105,837	105,837

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $23,692,352)	26,497,835
NET OTHER ASSETS (LIABILITIES) - 0.0%	(7,529)
NET ASSETS - 100.0%	26,490,306

Legend

(a)	Affiliated fund.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	32,223	99,005	17,649	2,414	(240)	(906)	112,433	11,357
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1,952,602	792,938	472,837	71,677	(7,096)	(7,766)	2,257,841	296,694
Fidelity Series Blue Chip Growth Fund	1,440,961	583,076	488,798	62,855	3,008	89,623	1,627,870	70,900
Fidelity Series Canada Fund	390,783	392,341	145,845	12,558	657	37,600	675,536	34,204
Fidelity Series Commodity Strategy Fund	51,564	146,867	32,335	1,802	1,752	19,588	187,436	1,781
Fidelity Series Corporate Bond Fund	1,258,581	574,107	314,450	34,699	(469)	14,059	1,531,828	161,756
Fidelity Series Emerging Markets Debt Fund	127,229	43,756	32,426	4,544	114	7,037	145,710	16,943
Fidelity Series Emerging Markets Debt Local Currency Fund	31,425	12,892	7,925	2,560	(83)	745	37,054	3,808
Fidelity Series Emerging Markets Fund	342,101	121,798	161,434	9,892	11,797	73,323	387,585	29,906
Fidelity Series Emerging Markets Opportunities Fund	1,369,957	483,382	630,652	41,056	43,653	289,713	1,556,053	57,632
Fidelity Series Floating Rate High Income Fund	22,964	8,661	5,487	1,010	(26)	(233)	25,879	2,954
Fidelity Series Government Bond Index Fund	2,073,801	1,020,092	532,732	45,847	(912)	16,389	2,576,638	280,069
Fidelity Series Government Money Market Fund	92,684	353,040	339,887	1,856	-	-	105,837	105,837
Fidelity Series High Income Fund	22,978	8,294	5,514	1,006	(10)	354	26,102	2,923
Fidelity Series International Developed Markets Bond Index Fund	1,071,918	454,111	256,332	38,487	(3,737)	(19,891)	1,246,069	146,424
Fidelity Series International Growth Fund	874,485	382,401	322,369	78,567	1,670	34,452	970,639	48,171
Fidelity Series International Index Fund	329,705	121,404	126,543	12,584	2,198	44,539	371,303	23,397
Fidelity Series International Small Cap Fund	288,239	112,496	70,623	42,449	(1,343)	(13,486)	315,283	17,061
Fidelity Series International Value Fund	932,710	374,860	401,471	101,267	6,929	74,393	987,421	60,209
Fidelity Series Investment Grade Bond Fund	1,939,836	915,423	495,771	47,989	(559)	26,055	2,384,984	234,281
Fidelity Series Investment Grade Securitized Fund	1,196,092	523,067	298,345	30,833	807	32,788	1,454,409	158,952
Fidelity Series Large Cap Growth Index Fund	920,342	369,655	291,410	9,488	923	49,663	1,049,173	35,723
Fidelity Series Large Cap Stock Fund	851,216	477,075	282,979	96,273	(724)	39,227	1,083,815	39,297
Fidelity Series Large Cap Value Index Fund	1,714,678	726,606	637,661	72,401	8,212	173,932	1,985,767	104,185
Fidelity Series Long-Term Treasury Bond Index Fund	1,106,840	391,258	559,841	22,738	(10,204)	20,718	948,771	177,009
Fidelity Series Overseas Fund	875,357	388,446	271,123	82,792	(2,870)	(11,653)	978,157	63,229
Fidelity Series Real Estate Income Fund	22,839	8,314	5,561	904	(22)	126	25,696	2,527
Fidelity Series Select International Small Cap Fund	17,877	2,985	873	632	(3)	2,258	22,244	1,515
Fidelity Series Short-Term Credit Fund	13,184	18,963	15,652	501	(28)	36	16,503	1,639
Fidelity Series Small Cap Core Fund	381,310	50,880	172,589	2,887	12,803	58,483	330,887	23,074
Fidelity Series Small Cap Opportunities Fund	176,293	37,698	45,111	8,817	2,740	25,001	196,621	11,458
Fidelity Series Treasury Bill Index Fund	325,878	242,715	405,033	4,159	172	172	163,904	16,473
Fidelity Series Value Discovery Fund	613,073	268,608	232,814	42,382	3,610	59,910	712,387	40,248
	22,861,725	10,507,214	8,080,072	989,926	72,719	1,136,249	26,497,835

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	12,773,414	12,773,414	-	-

Domestic Equity Funds	7,173,956	7,173,956	-	-

International Equity Funds	6,264,221	6,264,221	-	-

Short-Term Funds	180,407	180,407	-	-

Money Market Funds	105,837	105,837	-	-
Total Investments in Securities:	26,497,835	26,497,835	-	-
Fidelity Managed Retirement 2035 Fund℠
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of January 31, 2026 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $23,692,352)	$26,497,835

Total Investment in Securities (cost $23,692,352)		$26,497,835
Receivable for investments sold		328,258
Receivable for fund shares sold		2,031
Total assets		26,828,124
Liabilities
Payable for investments purchased	$330,284
Accrued management fee	7,476
Distribution and service plan fees payable	58
Total liabilities		337,818
Net Assets		$26,490,306
Net Assets consist of:
Paid in capital		$23,350,710
Total accumulated earnings (loss)		3,139,596
Net Assets		$26,490,306

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($277,741 ÷ 21,541.26 shares)(a)		$12.89
Maximum offering price per share (100/94.25 of $12.89)		$13.68
Fidelity Managed Retirement 2035 Fund :
Net Asset Value, offering price and redemption price per share ($6,674,346 ÷ 517,870.19 shares)		$12.89
Class K :
Net Asset Value, offering price and redemption price per share ($141,474 ÷ 10,963.05 shares)		$12.90
Class K6 :
Net Asset Value, offering price and redemption price per share ($19,126,747 ÷ 1,482,901.61 shares)		$12.90
Class I :
Net Asset Value, offering price and redemption price per share ($269,998 ÷ 20,921.2 shares)		$12.91
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended January 31, 2026 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$557,299
Expenses
Management fee	$43,355
Distribution and service plan fees	336
Independent trustees' fees and expenses	29
Total expenses		43,720
Net Investment income (loss)		513,579
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	72,719
Capital gain distributions from underlying funds:
Affiliated issuers	432,627
Total net realized gain (loss)		505,346
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	1,136,249
Total change in net unrealized appreciation (depreciation)		1,136,249
Net gain (loss)		1,641,595
Net increase (decrease) in net assets resulting from operations		$2,155,174
Statement of Changes in Net Assets

	Six months ended January 31, 2026 (Unaudited)	Year ended July 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$513,579	$392,397
Net realized gain (loss)	505,346	119,432
Change in net unrealized appreciation (depreciation)	1,136,249	1,024,944
Net increase (decrease) in net assets resulting from operations	2,155,174	1,536,773
Distributions to shareholders	(732,865)	(467,588)

Share transactions - net increase (decrease)	2,212,568	11,346,472
Total increase (decrease) in net assets	3,634,877	12,415,657

Net Assets
Beginning of period	22,855,429	10,439,772
End of period	$26,490,306	$22,855,429

Financial Highlights
Fidelity Advisor Managed Retirement 2035 Fund℠ Class A

	Six months ended January 31, 2026 (Unaudited)	Years ended July 31, 2025	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$12.19	$11.58	$10.75	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.224	.243	.233	.048
Net realized and unrealized gain (loss)	.809	.696	.853	.736
Total from investment operations	1.033	.939	1.086	.784
Distributions from net investment income	(.240)	(.244)	(.202)	(.034)
Distributions from net realized gain	(.093)	(.085)	(.054)	-
Total distributions	(.333)	(.329)	(.256)	(.034)
Net asset value, end of period	$12.89	$12.19	$11.58	$10.75
Total Return D,E,F	8.55%	8.32%	10.31%	7.86%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.73% I	.73%	.73%	.73% I
Expenses net of fee waivers, if any	.73 % I	.73%	.73%	.73% I
Expenses net of all reductions, if any	.73% I	.73%	.73%	.73% I
Net investment income (loss)	3.55% I	2.07%	2.16%	.75% I
Supplemental Data
Net assets, end of period (000 omitted)	$278	$235	$155	$115
Portfolio turnover rate J	63 % I	54%	60%	59% I

AFor the period December 15, 2022 (commencement of operations) through July 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not include the effect of the sales charges.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Managed Retirement 2035 Fund℠

	Six months ended January 31, 2026 (Unaudited)	Years ended July 31, 2025	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$12.19	$11.57	$10.75	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.240	.271	.261	.065
Net realized and unrealized gain (loss)	.810	.709	.843	.735
Total from investment operations	1.050	.980	1.104	.800
Distributions from net investment income	(.257)	(.275)	(.230)	(.050)
Distributions from net realized gain	(.093)	(.085)	(.054)	-
Total distributions	(.350)	(.360)	(.284)	(.050)
Net asset value, end of period	$12.89	$12.19	$11.57	$10.75
Total Return D,E	8.70%	8.71%	10.50%	8.02%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.48% H	.48%	.48%	.48% H
Expenses net of fee waivers, if any	.48 % H	.48%	.48%	.48% H
Expenses net of all reductions, if any	.48% H	.48%	.48%	.48% H
Net investment income (loss)	3.80% H	2.32%	2.41%	1.00% H
Supplemental Data
Net assets, end of period (000 omitted)	$6,674	$5,702	$1,916	$765
Portfolio turnover rate I	63 % H	54%	60%	59% H

AFor the period December 15, 2022 (commencement of operations) through July 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Managed Retirement 2035 Fund℠ Class K

	Six months ended January 31, 2026 (Unaudited)	Years ended July 31, 2025	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$12.20	$11.58	$10.76	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.247	.284	.271	.071
Net realized and unrealized gain (loss)	.809	.704	.842	.739
Total from investment operations	1.056	.988	1.113	.810
Distributions from net investment income	(.263)	(.283)	(.239)	(.050)
Distributions from net realized gain	(.093)	(.085)	(.054)	-
Total distributions	(.356)	(.368)	(.293)	(.050)
Net asset value, end of period	$12.90	$12.20	$11.58	$10.76
Total Return D,E	8.74%	8.77%	10.58%	8.12%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.38% H	.38%	.38%	.38% H
Expenses net of fee waivers, if any	.38 % H	.38%	.38%	.38% H
Expenses net of all reductions, if any	.38% H	.38%	.38%	.38% H
Net investment income (loss)	3.90% H	2.42%	2.51%	1.10% H
Supplemental Data
Net assets, end of period (000 omitted)	$141	$130	$120	$108
Portfolio turnover rate I	63 % H	54%	60%	59% H

AFor the period December 15, 2022 (commencement of operations) through July 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Managed Retirement 2035 Fund℠ Class K6

	Six months ended January 31, 2026 (Unaudited)	Years ended July 31, 2025	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$12.20	$11.58	$10.76	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.253	.295	.232	.077
Net realized and unrealized gain (loss)	.810	.705	.896	.739
Total from investment operations	1.063	1.000	1.128	.816
Distributions from net investment income	(.270)	(.295)	(.254)	(.056)
Distributions from net realized gain	(.093)	(.085)	(.054)	-
Total distributions	(.363)	(.380)	(.308)	(.056)
Net asset value, end of period	$12.90	$12.20	$11.58	$10.76
Total Return D,E	8.80%	8.89%	10.73%	8.19%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.28% H	.28%	.28%	.28% H
Expenses net of fee waivers, if any	.28 % H	.28%	.28%	.28% H
Expenses net of all reductions, if any	.28% H	.28%	.28%	.28% H
Net investment income (loss)	4.00% H	2.52%	2.11%	1.20% H
Supplemental Data
Net assets, end of period (000 omitted)	$19,127	$16,565	$8,109	$108
Portfolio turnover rate I	63 % H	54%	60%	59% H

AFor the period December 15, 2022 (commencement of operations) through July 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Managed Retirement 2035 Fund℠ Class I

	Six months ended January 31, 2026 (Unaudited)	Years ended July 31, 2025	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$12.20	$11.59	$10.76	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.240	.271	.261	.064
Net realized and unrealized gain (loss)	.820	.695	.849	.741
Total from investment operations	1.060	.966	1.110	.805
Distributions from net investment income	(.257)	(.271)	(.226)	(.045)
Distributions from net realized gain	(.093)	(.085)	(.054)	-
Total distributions	(.350)	(.356)	(.280)	(.045)
Net asset value, end of period	$12.91	$12.20	$11.59	$10.76
Total Return D,E	8.77%	8.57%	10.54%	8.07%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.48% H	.48%	.48%	.48% H
Expenses net of fee waivers, if any	.48 % H	.48%	.48%	.48% H
Expenses net of all reductions, if any	.48% H	.48%	.48%	.48% H
Net investment income (loss)	3.80% H	2.32%	2.41%	1.00% H
Supplemental Data
Net assets, end of period (000 omitted)	$270	$223	$141	$113
Portfolio turnover rate I	63 % H	54%	60%	59% H

AFor the period December 15, 2022 (commencement of operations) through July 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended January 31, 2026

1. Organization.
Fidelity Managed Retirement Income Fund, Fidelity Managed Retirement 2010 Fund, Fidelity Managed Retirement 2015 Fund, Fidelity Managed Retirement 2020 Fund, Fidelity Managed Retirement 2025 Fund, Fidelity Managed Retirement 2030 Fund and Fidelity Managed Retirement 2035 Fund (the Funds) are funds of Fidelity Income Fund (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares.

Each Fund offers the following classes of shares: Class A, Fidelity Managed Retirement shares, Class K, Class K6 and Class I. Class A and Class I are Fidelity Advisor classes. Each class has equal rights as to assets and voting privileges, except for matters affecting a single class.

Each Fund is a fund of funds, and therefore invests in other funds instead of individual securities. Each Fund invests primarily in a combination of Fidelity U.S. equity funds, international equity funds, bond funds, and short-term funds.

Effective at the close of business on September 30, 2025, the Funds are closed to new investors.
2. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Each Fund operates as a single operating segment. Each Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund uses a third party pricing service approved by the Board of Trustees (the Board) to value its investments. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The aggregate value of investments by input level as of January 31, 2026 is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds are recorded on the ex-dividend date. Distributions from any underlying mutual funds or exchange-traded funds that are deemed to be return of capital are recorded as a reduction of cost of investments.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
Fidelity Managed Retirement Income Fund	16,139,937	1,273,368	(653,006)	620,362
Fidelity Managed Retirement 2010 Fund	6,916,588	587,665	(205,061)	382,604
Fidelity Managed Retirement 2015 Fund	4,937,499	572,688	(236,356)	336,332
Fidelity Managed Retirement 2020 Fund	9,368,424	1,297,222	(463,526)	833,696
Fidelity Managed Retirement 2025 Fund	51,757,323	8,474,944	(3,181,971)	5,292,973
Fidelity Managed Retirement 2030 Fund	45,505,188	7,273,783	(2,404,644)	4,869,139
Fidelity Managed Retirement 2035 Fund	23,756,133	2,836,651	(94,949)	2,741,702

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity Managed Retirement Income Fund	(118,602)	(816,570)	(935,172)
Fidelity Managed Retirement 2010 Fund	(1,385)	(208,819)	(210,204)
Fidelity Managed Retirement 2015 Fund	(24,422)	(152,464)	(176,886)
Fidelity Managed Retirement 2020 Fund	(58,546)	(294,309)	(352,855)
Fidelity Managed Retirement 2025 Fund	(36,064)	(1,304,879)	(1,340,943)
Fidelity Managed Retirement 2030 Fund	-	(1,068,274)	(1,068,274)
3. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Managed Retirement Income Fund	3,691,090	4,504,025
Fidelity Managed Retirement 2010 Fund	1,067,412	1,341,377
Fidelity Managed Retirement 2015 Fund	1,248,725	1,197,090
Fidelity Managed Retirement 2020 Fund	1,730,665	1,461,944
Fidelity Managed Retirement 2025 Fund	11,072,521	12,757,343
Fidelity Managed Retirement 2030 Fund	13,271,426	11,619,154
Fidelity Managed Retirement 2035 Fund	10,507,214	8,080,072

4. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services. Under the management contract, each Class of each Fund pays a monthly management fee that is set at an annual rate by referring to each Fund's horizon date indicated by its name, such that the management fee rate applicable to each Class of each Fund is reduced as the fund approaches, and then passes, its horizon date. In addition, the investment adviser pays all ordinary operating expenses of each Fund, except distribution and service plan fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

For the reporting period, the total annual management fee rate for each Fund was as follows:
	Annual % of Class-Level Average Net Assets (Classes A, Retail and I)	Annual % of Class-Level Average Net Assets (Classes K and K6)
Fidelity Managed Retirement Income Fund	.45%	.35%
Fidelity Managed Retirement 2010 Fund	.45%	.35%
Fidelity Managed Retirement 2015 Fund	.46%	.36%
Fidelity Managed Retirement 2020 Fund	.47%	.37%
Fidelity Managed Retirement 2025 Fund	.47%	.37%
Fidelity Managed Retirement 2030 Fund	.48%	.38%
Fidelity Managed Retirement 2035 Fund	.48%	.38%

Under the expense contract, the investment adviser pays class-level expenses for Classes K6 and Z6 of each Fund as necessary so that Classes K6 and Z6 total expenses do not exceed certain amounts of Classes K6 and Z6 average net assets on an annual basis with certain exceptions, as noted in the following table:

Annual % of Class-Level Average Net Assets (Classes K6)
Fidelity Managed Retirement Income Fund	.25%
Fidelity Managed Retirement 2010 Fund	.25%
Fidelity Managed Retirement 2015 Fund	.26%
Fidelity Managed Retirement 2020 Fund	.27%
Fidelity Managed Retirement 2025 Fund	.27%
Fidelity Managed Retirement 2030 Fund	.28%
Fidelity Managed Retirement 2035 Fund	.28%

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Fidelity Managed Retirement Income Fund
Class A	- %	.25%	1,187	-
			1,187	-
Fidelity Managed Retirement 2010 Fund
Class A	- %	.25%	130	-
			130	-
Fidelity Managed Retirement 2015 Fund
Class A	- %	.25%	709	-
			709	-
Fidelity Managed Retirement 2020 Fund
Class A	- %	.25%	273	-
			273	-
Fidelity Managed Retirement 2025 Fund
Class A	- %	.25%	2,747	145
			2,747	145
Fidelity Managed Retirement 2030 Fund
Class A	- %	.25%	1,463	73
			1,463	73
Fidelity Managed Retirement 2035 Fund
Class A	- %	.25%	336	64
			336	64
Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling each Fund's Class A shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A redemptions. The deferred sales charge is 1.00% for certain purchases of each Fund's Class A shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Fidelity Managed Retirement Income Fund
Class A	-
Fidelity Managed Retirement 2010 Fund
Class A	-
Fidelity Managed Retirement 2015 Fund
Class A	-
Fidelity Managed Retirement 2020 Fund
Class A	-
Fidelity Managed Retirement 2025 Fund
Class A	-
Fidelity Managed Retirement 2030 Fund
Class A	48
Fidelity Managed Retirement 2035 Fund
Class A	-

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
5. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2026	Year ended July 31, 2025
Fidelity Managed Retirement Income Fund
Distributions to shareholders
Class A	$19,717	$24,231
Fidelity Managed Retirement Income	237,603	326,260
Class K	2,861	3,606
Class K6	138,964	86,421
Class I	1,824	3,043
Total	$400,969	$443,561
Fidelity Managed Retirement 2010 Fund
Distributions to shareholders
Class A	$2,010	$4,065
Fidelity Managed Retirement 2010	90,010	117,080
Class K	2,987	3,596
Class K6	70,755	58,980
Class I	2,478	2,955
Total	$168,240	$186,676
Fidelity Managed Retirement 2015 Fund
Distributions to shareholders
Class A	$11,453	$ 26,421
Fidelity Managed Retirement 2015	79,383	103,573
Class K	3,047	3,756
Class K6	23,165	19,815
Class I	185	3,358
Total	$117,233	$156,923
Fidelity Managed Retirement 2020 Fund
Distributions to shareholders
Class A	$4,375	$5,195
Fidelity Managed Retirement 2020	144,854	183,982
Class K	3,075	3,670
Class K6	60,276	46,483
Class I	3,547	4,391
Total	$216,127	$243,721
Fidelity Managed Retirement 2025 Fund
Distributions to shareholders
Class A	$41,288	$46,456
Fidelity Managed Retirement 2025	747,462	958,887
Class K	3,095	3,582
Class K6	375,825	369,547
Class I	1,410	1,671
Total	$1,169,080	$1,380,143
Fidelity Managed Retirement 2030 Fund
Distributions to shareholders
Class A	$22,448	$23,322
Fidelity Managed Retirement 2030 Fund	566,993	792,510
Class K	5,292	5,968
Class K6	406,450	385,801
Class I	7,399	8,620
Total	$1,008,582	$1,216,221
Fidelity Managed Retirement 2035 Fund
Distributions to shareholders
Class A	$7,009	$4,360
Fidelity Managed Retirement 2035 Fund	175,526	85,330
Class K	3,822	3,837
Class K6	539,557	368,456
Class I	6,951	5,605
Total	$732,865	$467,588
6. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2026	Year ended July 31, 2025	Six months ended January 31, 2026	Year ended July 31, 2025
Fidelity Managed Retirement Income Fund
Class A
Shares sold	-	989	$ -	$55,453
Reinvestment of distributions	332	426	19,540	23,834
Shares redeemed	(493)	(190)	(29,039)	(10,736)
Net increase (decrease)	(161)	1,225	$(9,499)	$68,551
Fidelity Managed Retirement Income
Shares sold	11,373	30,734	$668,923	$1,729,355
Reinvestment of distributions	3,337	4,780	196,222	267,402
Shares redeemed	(24,102)	(58,693)	(1,424,021)	(3,313,689)
Net increase (decrease)	(9,392)	(23,179)	$(558,876)	$(1,316,932)
Class K
Reinvestment of distributions	49	64	2,861	3,605
Net increase (decrease)	49	64	$2,861	$3,605
Class K6
Shares sold	10,285	110,369	$614,519	$6,193,996
Reinvestment of distributions	2,364	1,540	138,963	86,401
Shares redeemed	(17,959)	(55,190)	(1,062,212)	(3,090,098)
Net increase (decrease)	(5,310)	56,719	$(308,730)	$3,190,299
Class I
Reinvestment of distributions	31	54	1,824	3,043
Shares redeemed	(256)	(532)	(15,120)	(30,000)
Net increase (decrease)	(225)	(478)	$(13,296)	$(26,957)
Fidelity Managed Retirement 2010 Fund
Class A
Shares sold	-	190	$ -	$10,000
Reinvestment of distributions	35	76	2,010	4,065
Shares redeemed	(1,175)	(744)	(66,673)	(40,509)
Net increase (decrease)	(1,140)	(478)	$(64,663)	$(26,444)
Fidelity Managed Retirement 2010
Shares sold	10,304	19,749	$584,144	$1,065,267
Reinvestment of distributions	1,260	1,598	71,005	85,607
Shares redeemed	(7,590)	(28,539)	(429,522)	(1,542,899)
Net increase (decrease)	3,974	(7,192)	$225,627	$(392,025)
Class K
Reinvestment of distributions	53	67	2,987	3,596
Net increase (decrease)	53	67	$2,987	$3,596
Class K6
Shares sold	3,191	56,733	$180,934	$3,066,633
Reinvestment of distributions	1,257	1,101	70,755	58,979
Shares redeemed	(11,544)	(18,540)	(652,351)	(994,280)
Net increase (decrease)	(7,096)	39,294	$(400,662)	$2,131,332
Class I
Shares sold	-	35	$ -	$1,842
Reinvestment of distributions	44	55	2,478	2,955
Shares redeemed	(1,267)	(35)	(72,213)	(1,937)
Net increase (decrease)	(1,223)	55	$(69,735)	$2,860
Fidelity Managed Retirement 2015 Fund
Class A
Shares sold	-	37	$ -	$1,950
Reinvestment of distributions	204	501	11,453	26,421
Shares redeemed	(798)	(9,242)	(44,922)	(505,826)
Net increase (decrease)	(594)	(8,704)	$(33,469)	$(477,455)
Fidelity Managed Retirement 2015
Shares sold	813	8,450	$46,165	$451,616
Reinvestment of distributions	1,292	1,704	72,483	89,942
Shares redeemed	(3,674)	(16,291)	(208,364)	(868,891)
Net increase (decrease)	(1,569)	(6,137)	$(89,716)	$(327,333)
Class K
Reinvestment of distributions	54	71	3,047	3,756
Net increase (decrease)	54	71	$3,047	$3,756
Class K6
Shares sold	2,586	11,188	$143,525	$596,595
Reinvestment of distributions	412	375	23,164	19,814
Shares redeemed	(700)	(4,980)	(39,468)	(263,240)
Net increase (decrease)	2,298	6,583	$127,221	$353,169
Class I
Shares sold	177	-	$10,000	$ -
Reinvestment of distributions	3	64	185	3,358
Shares redeemed	(24)	(2,938)	(1,371)	(155,667)
Net increase (decrease)	156	(2,874)	$8,814	$(152,309)
Fidelity Managed Retirement 2020 Fund
Class A
Reinvestment of distributions	75	97	4,375	5,195
Shares redeemed	(183)	(14)	(10,418)	(739)
Net increase (decrease)	(108)	83	$(6,043)	$4,456
Fidelity Managed Retirement 2020
Shares sold	1,470	8,723	$84,972	$476,921
Reinvestment of distributions	2,313	3,173	133,666	170,283
Shares redeemed	(5,625)	(19,428)	(327,809)	(1,050,460)
Net increase (decrease)	(1,842)	(7,532)	$(109,171)	$(403,256)
Class K
Reinvestment of distributions	53	68	3,074	3,669
Net increase (decrease)	53	68	$3,074	$3,669
Class K6
Shares sold	6,261	40,099	$364,511	$2,173,526
Reinvestment of distributions	1,043	865	60,275	46,482
Shares redeemed	(2,256)	(18,304)	(131,359)	(989,090)
Net increase (decrease)	5,048	22,660	$293,427	$1,230,918
Class I
Reinvestment of distributions	62	82	3,548	4,391
Shares redeemed	(120)	(162)	(6,945)	(8,749)
Net increase (decrease)	(58)	(80)	$(3,397)	$(4,358)
Fidelity Managed Retirement 2025 Fund
Class A
Shares sold	909	10,405	$55,428	$600,412
Reinvestment of distributions	680	833	41,288	46,456
Shares redeemed	(6,229)	(8,310)	(378,126)	(473,810)
Net increase (decrease)	(4,640)	2,928	$(281,410)	$173,058
Fidelity Managed Retirement 2025
Shares sold	19,674	144,458	$1,197,002	$8,208,654
Reinvestment of distributions	9,401	12,331	571,766	689,237
Shares redeemed	(84,501)	(193,617)	(5,141,678)	(11,049,998)
Net increase (decrease)	(55,426)	(36,828)	$(3,372,910)	$(2,152,107)
Class K
Reinvestment of distributions	51	64	3,095	3,583
Net increase (decrease)	51	64	$3,095	$3,583
Class K6
Shares sold	64,970	187,091	$3,971,192	$10,581,226
Reinvestment of distributions	6,181	6,612	375,824	369,546
Shares redeemed	(49,207)	(94,939)	(3,009,960)	(5,406,801)
Net increase (decrease)	21,944	98,764	$1,337,056	$5,543,971
Class I
Reinvestment of distributions	23	30	1,410	1,671
Shares redeemed	(20)	(48)	(1,198)	(2,691)
Net increase (decrease)	3	(18)	$212	$(1,020)
Fidelity Managed Retirement 2030 Fund
Class A
Shares sold	814	13,615	$10,145	$156,138
Reinvestment of distributions	1,804	2,063	22,448	23,322
Shares redeemed	(8)	(8,809)	(95)	(101,119)
Net increase (decrease)	2,610	6,869	$32,498	$78,341
Fidelity Managed Retirement 2030 Fund
Shares sold	133,392	522,064	$1,649,011	$6,032,437
Reinvestment of distributions	37,027	58,519	461,047	662,762
Shares redeemed	(446,043)	(861,607)	(5,580,071)	(9,799,594)
Net increase (decrease)	(275,624)	(281,024)	$(3,470,013)	$(3,104,395)
Class K
Reinvestment of distributions	424	525	5,292	5,968
Net increase (decrease)	424	525	$5,292	$5,968
Class K6
Shares sold	582,871	1,456,876	$7,282,724	$16,838,034
Reinvestment of distributions	32,561	33,985	406,450	385,801
Shares redeemed	(262,393)	(1,088,479)	(3,248,773)	(12,712,207)
Net increase (decrease)	353,039	402,382	$4,440,401	$4,511,628
Class I
Shares sold	576	1,720	$7,262	$19,866
Reinvestment of distributions	580	757	7,235	8,581
Shares redeemed	(3)	(2,967)	(34)	(34,208)
Net increase (decrease)	1,153	(490)	$14,463	$(5,761)
Fidelity Managed Retirement 2035 Fund
Class A
Shares sold	2,448	7,509	$30,234	$87,165
Reinvestment of distributions	555	381	7,009	4,360
Shares redeemed	(768)	(1,931)	(9,658)	(22,523)
Net increase (decrease)	2,235	5,959	$27,585	$69,002
Fidelity Managed Retirement 2035 Fund
Shares sold	133,476	401,884	$1,689,005	$4,698,745
Reinvestment of distributions	12,224	5,816	154,063	66,663
Shares redeemed	(95,713)	(105,351)	(1,218,620)	(1,221,230)
Net increase (decrease)	49,987	302,349	$624,448	$3,544,178
Class K
Reinvestment of distributions	303	335	3,822	3,837
Net increase (decrease)	303	335	$3,822	$3,837
Class K6
Shares sold	616,920	1,260,546	$7,815,012	$14,726,943
Reinvestment of distributions	42,780	32,160	539,556	368,456
Shares redeemed	(535,006)	(634,693)	(6,832,245)	(7,437,289)
Net increase (decrease)	124,694	658,013	$1,522,323	$7,658,110
Class I
Shares sold	2,131	5,584	$27,458	$65,755
Reinvestment of distributions	550	490	6,951	5,605
Shares redeemed	(2)	(1)	(19)	(15)
Net increase (decrease)	2,679	6,073	$34,390	$71,345
7. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

8. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
9. Proposed Reorganization.
The Board of Trustees of each Acquired Fund approved an Agreement and Plan of Reorganization (the Agreement) between each Acquired Fund and each respective Acquiring Fund. Each agreement provides for the transfer of all the assets and the assumption of all the liabilities of each Acquired Fund in exchange for corresponding shares of each respective Acquiring Fund equal in value to the net assets of each Acquired Fund on the day the reorganization is effective. The reorganization provides shareholders of each Acquired Fund access to a larger portfolio with similar investment objectives.
Acquired Fund	Acquiring Fund
Fidelity Managed Retirement Income Fund	Fidelity Freedom Blend Retirement Fund
Fidelity Managed Retirement 2010 Fund	Fidelity Freedom Blend Retirement Fund
Fidelity Managed Retirement 2015 Fund	Fidelity Freedom Blend 2010 Fund
Fidelity Managed Retirement 2020 Fund	Fidelity Freedom Blend 2015 Fund
Fidelity Managed Retirement 2025 Fund	Fidelity Freedom Blend 2020 Fund
Fidelity Managed Retirement 2030 Fund	Fidelity Freedom Blend 2025 Fund
Fidelity Managed Retirement 2035 Fund	Fidelity Freedom Blend 2030 Fund

A meeting of shareholders of the Acquired Funds is expected to be held during the second quarter of 2026 to vote on the reorganization. If approved by shareholders, the reorganization is expected to become effective during June 2026. The reorganization is expected to qualify as a tax-free transaction for federal income tax purposes with no gain or loss recognized by the funds or their shareholders.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Managed Retirement Income Fund
Fidelity Managed Retirement 2010 Fund
Fidelity Managed Retirement 2015 Fund
Fidelity Managed Retirement 2020 Fund
Fidelity Managed Retirement 2025 Fund
Fidelity Managed Retirement 2030 Fund
Fidelity Managed Retirement 2035 Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of each fund's management contract with Fidelity Management & Research Company LLC (FMR) (the Advisory Contract, and each fund's Advisory Contract collectively, the Advisory Contracts). The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity U.S registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2025 meeting, the Board unanimously determined to renew each fund's Advisory Contract. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness relative to peer funds of each fund's management fee and the total expense ratio of a representative class; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
The Board also considered that each fund pays an all-inclusive management fee that covers all operating expenses of the fund, subject to certain exceptions, and varies by class (unified fee) and the underlying Fidelity funds in which the fund invests (Series Funds) do not pay expenses, with certain limited exceptions.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contract was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contract was fair and reasonable in light of all of surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds and experience of investment personnel of FMR, and also considered FMR's implementation of each fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups with responsibility for the Series Funds. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, such as size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors.  Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's risk management, compliance, cybersecurity, technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contract and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, each fund's compliance policies and procedures, including with respect to liquidity risk management.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account and market information over the Internet, via the Fidelity mobile app and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board considered that each fund's investment objective is intended to support a payment strategy designed to be administered through a complementary systematic withdrawal plan that enables shareholders to receive regular payments from the fund.
The Board took into account discussions that occur with representatives of Fidelity, or reports it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for each fund for different time periods, measured against one or more appropriate indices, including a customized blended index that reflects the respective weights of the fund's asset classes (each a benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with Fidelity the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
The Board noted that it had unanimously approved an Agreement and Plan of Reorganization between each fund and a corresponding Fidelity Freedom Blend Fund. The Board also noted that such reorganizations were subject to approval by shareholders of each applicable fund. The Board further noted that, if approved by shareholders, the reorganizations are scheduled to take place in June 2026.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered each fund's class-level management fee rates under the Advisory Contract. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the unitary fee arrangement for each fund. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar categories that have comparable investment mandates and sales load types (as classified by Lipper). For each fund, data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) for the representative class (the retail class) for each fund relative to the funds and classes in the total peer group; (ii) gross management fee comparisons for the retail class of each fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to each fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the retail class of each fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the retail class of each fund relative to the asset-sized peer group. The asset-sized peer group comparisons exclude performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures. The Board also reviewed information about any share classes with above median management fees or total expenses.
The information provided to the Board indicated that the management fee rate of the retail class of each fund ranked above the competitive median of the total peer group for 2024 and above the competitive median of the asset-sized peer group for 2024. Further, the information provided to the Board indicated that the total expenses of the retail class of each fund ranked above the competitive median of the total peer group for 2024 and above the competitive median of the asset-sized peer group for 2024.
The Board noted that each fund's unitary fee arrangement covers all operating expenses of the fund, subject to certain exceptions, and that the fee structures of the majority of peer funds do not include top-level management fees. The Board noted that for this reason, Fidelity believes that a comparison of total expense ratios (including acquired fund fees and expenses of the Series Funds) is more useful than comparisons of the unitary advisory fee paid by each class and the advisory fee paid by most competitor funds. The competitor total expense comparison includes the acquired fund fees and expenses of the underlying funds.
The Board noted that each fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure than the others, and that the multiple structures are intended to offer a range of pricing options for the intermediary market.
The Board noted that a different unitary fee rate is applicable to each class of each fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of a fund's assets.
The Board also considered that the total expenses for Class I of certain funds ranked in the 3rd or 4th quartile of the total peer group. The Board noted that Lipper categorizes Class I as institutional load, but Fidelity's Class I has no investment minimum, unlike many institutional load funds. The Board further noted that Lipper's institutional load classification includes classes with a range of investment minimums, 12b-1 fees and distribution methods, and that funds with higher investment minimums tend to have lower total expenses. In information provided to the Board, Fidelity stated that it believes Class I is generally more comparable to retail no-load funds and classes, which tend to have similar investment minimums.
Other Contractual Arrangements. The Board considered that current contractual arrangements for the funds oblige FMR to pay all "class-level" expenses of Class K6 of each fund to the extent necessary to limit total operating expenses, with certain exceptions, to an amount specified in the applicable expense contract. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity other than the fund, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar investment mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the management fee of each class of each fund is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and the Series Funds in which each fund invests and in servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of each fund and all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) and their shareholders have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to each fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the findings of the committee.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds and asset classes, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) information about the role of fund profitability in considering changes to the fund lineup; (vi) the types of management fee and total expense comparisons provided, and challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, bond funds, allocation funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that each fund's Advisory Contract should be renewed through September 30, 2026.

1.9881730.108
MRI-SANN-0426
Fidelity® GNMA Fund

Semi-Annual Report
January 31, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® GNMA Fund
Schedule of Investments January 31, 2026 (Unaudited)
Showing Percentage of Net Assets
Collateralized Mortgage Obligations - 12.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 12.1%
Fannie Mae Guaranteed REMIC Series 2012-93 Class QW, 5% 1/25/2042	17,223	17,349
Fannie Mae Guaranteed REMIC Series 2016-3 Class IP, 4% 2/25/2046 (g)	11,996,097	2,289,735
Fannie Mae Guaranteed REMIC Series 2016-78 Class IO, 3.5% 11/25/2046 (g)	3,291,064	525,935
Fannie Mae Guaranteed REMIC Series 2017-1 Class JP, 3.5% 4/25/2045	124,378	122,908
Fannie Mae Guaranteed REMIC Series 2017-22 Class JN, 4.5% 4/25/2046	304,753	303,494
Fannie Mae Guaranteed REMIC Series 2017-89 Class KV, 3.5% 8/25/2047	288,500	287,378
Fannie Mae Guaranteed REMIC Series 2019-52 Class M, 3.5% 3/25/2049	53,557	52,595
Fannie Mae Guaranteed REMIC Series 2019-64 Class MJ, 4.5% 6/25/2049	657,671	635,910
Fannie Mae Guaranteed REMIC Series 2019-74 Class LB, 3% 10/25/2049	310,283	283,756
Fannie Mae Guaranteed REMIC Series 2021-26 Class HC, 1% 11/25/2049	2,758,757	2,400,990
Fannie Mae Guaranteed REMIC Series 2021-66 Class DA, 2% 1/25/2048	908,721	769,704
Fannie Mae Guaranteed REMIC Series 2021-66 Class DM, 2% 1/25/2048	965,711	817,975
Fannie Mae Guaranteed REMIC Series 2021-85 Class L, 2.5% 8/25/2048	795,492	711,411
Fannie Mae Guaranteed REMIC Series 2021-96 Class HA, 2.5% 2/25/2050	1,249,892	1,117,015
Fannie Mae Guaranteed REMIC Series 2022-3 Class N, 2% 10/25/2047	8,156,569	7,343,159
Fannie Mae Guaranteed REMIC Series 2022-4 Class B, 2.5% 5/25/2049	911,119	813,671
Fannie Mae Mortgage pass-thru certificates Series 2024-100 Class EF, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8973% 6/25/2054 (c)(d)	2,091,706	2,106,723
Fannie Mae Mortgage pass-thru certificates Series 2025-4 Class FH, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8973% 9/25/2054 (c)(d)	1,142,171	1,148,949
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class AF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.0973% 2/25/2055 (c)(d)	1,513,567	1,527,827
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class DF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.0973% 9/25/2054 (c)(d)	1,708,845	1,722,580
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FE, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.8473% 2/25/2055 (c)(d)	1,125,635	1,133,313
Fannie Mae Stripped Mortgage-Backed Securities Series 2002-331 Class 12, 6.5% 2/25/2033 (d)(g)	47,355	6,292
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-339 Class 5, 5.5% 7/25/2033 (g)	71,836	9,378
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-343 Class 16, 5.5% 5/25/2034 (g)	67,563	9,057
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class GC, 2% 11/25/2047	715,670	638,787
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2204 Class N, 7.5% 12/20/2029	192,513	198,476
Freddie Mac Multifamily Structured pass-thru certificates Series 2000-2220 Class PD, 8% 3/15/2030	94,909	99,670
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5175 Class CB, 2.5% 4/25/2050	4,541,582	3,991,902
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5180 Class KA, 2.5% 10/25/2047	894,344	816,837
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5191 Class CA, 2.5% 4/25/2050	1,057,822	929,775
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5198 Class BA, 2.5% 11/25/2047	2,859,674	2,626,875
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5213 Class JM, 3.5% 9/25/2051	2,912,846	2,861,090
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5224 Class DQ, 3.75% 8/25/2044	1,665,292	1,621,960
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class WF, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8973% 2/25/2055 (c)(d)	907,929	910,064
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5500 Class FV, U.S. 30-Day Avg. SOFR Index + 1.25%, 4.9473% 10/25/2054 (c)(d)	1,747,577	1,759,838
Ginnie Mae Mortgage pass-thru certificates Series 2010-H10 Class FA, CME Term SOFR 1 month Index + 0.4445%, 4.1719% 5/20/2060 (c)(d)(h)	662,573	661,373
Ginnie Mae Mortgage pass-thru certificates Series 2010-H19 Class FG, CME Term SOFR 1 month Index + 0.4145%, 4.2492% 8/20/2060 (c)(d)(h)	1,117,393	1,113,896
Ginnie Mae Mortgage pass-thru certificates Series 2010-H27 Class FA, CME Term SOFR 1 month Index + 0.38%, 4.3292% 12/20/2060 (c)(d)(h)	702,453	697,612
Ginnie Mae Mortgage pass-thru certificates Series 2011-H05 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.4492% 12/20/2060 (c)(d)(h)	513,706	513,800
Ginnie Mae Mortgage pass-thru certificates Series 2011-H07 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.4492% 2/20/2061 (c)(d)(h)	120,559	120,580
Ginnie Mae Mortgage pass-thru certificates Series 2011-H12 Class FA, CME Term SOFR 1 month Index + 0.6045%, 4.4392% 2/20/2061 (c)(d)(h)	613,871	613,878
Ginnie Mae Mortgage pass-thru certificates Series 2011-H13 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.4492% 4/20/2061 (c)(d)(h)	470,005	470,109
Ginnie Mae Mortgage pass-thru certificates Series 2011-H14 Class FB, CME Term SOFR 1 month Index + 0.6145%, 4.4492% 5/20/2061 (c)(d)(h)	576,502	576,596
Ginnie Mae Mortgage pass-thru certificates Series 2011-H14 Class FC, CME Term SOFR 1 month Index + 0.6145%, 4.4492% 5/20/2061 (c)(d)(h)	461,795	461,874
Ginnie Mae Mortgage pass-thru certificates Series 2011-H17 Class FA, CME Term SOFR 1 month Index + 0.6445%, 4.4792% 6/20/2061 (c)(d)(h)	492,081	492,385
Ginnie Mae Mortgage pass-thru certificates Series 2011-H21 Class FA, CME Term SOFR 1 month Index + 0.7145%, 4.5492% 10/20/2061 (c)(d)(h)	563,248	564,273
Ginnie Mae Mortgage pass-thru certificates Series 2012-H01 Class FA, CME Term SOFR 1 month Index + 0.8145%, 4.6492% 11/20/2061 (c)(d)(h)	650,769	652,225
Ginnie Mae Mortgage pass-thru certificates Series 2012-H03 Class FA, CME Term SOFR 1 month Index + 0.8145%, 4.6492% 1/20/2062 (c)(d)(h)	373,219	374,266
Ginnie Mae Mortgage pass-thru certificates Series 2012-H06 Class FA, CME Term SOFR 1 month Index + 0.7445%, 4.5792% 1/20/2062 (c)(d)(h)	768,539	770,189
Ginnie Mae Mortgage pass-thru certificates Series 2012-H07 Class FA, CME Term SOFR 1 month Index + 0.7445%, 4.5792% 3/20/2062 (c)(d)(h)	458,382	459,067
Ginnie Mae Mortgage pass-thru certificates Series 2012-H21 Class DF, CME Term SOFR 1 month Index + 0.7645%, 4.5992% 5/20/2061 (c)(d)(h)	1,357	1,360
Ginnie Mae Mortgage pass-thru certificates Series 2015-H13 Class FL, CME Term SOFR 1 month Index + 0.3945%, 4.2292% 5/20/2063 (c)(d)(h)	10,364	10,320
Ginnie Mae Mortgage pass-thru certificates Series 2015-H19 Class FA, CME Term SOFR 1 month Index + 0.3145%, 4.1492% 4/20/2063 (c)(d)(h)	17,416	17,227
Ginnie Mae Mortgage pass-thru certificates Series 2015-H21 Class HZ, 4.1436% 6/20/2063 (d)(h)	221,714	218,055
Ginnie Mae Mortgage pass-thru certificates Series 2015-H21 Class JZ, 4.4527% 6/20/2065 (d)(h)	13,511	13,438
Ginnie Mae Mortgage pass-thru certificates Series 2017-134 Class BA, 2.5% 11/20/2046	308,241	284,392
Ginnie Mae Mortgage pass-thru certificates Series 2017-H06 Class FA, 1 year U.S. Treasury Index + 0.35%, 3.96% 8/20/2066 (c)(d)(h)	736,275	735,456
Ginnie Mae Mortgage pass-thru certificates Series 2018-H12 Class HA, 3.25% 8/20/2068 (h)	6,698,557	6,572,583
Ginnie Mae REMIC pass-thru certificates Series 2003-74 Class PZ, 5.5% 8/20/2033	1,595,907	1,628,160
Ginnie Mae REMIC pass-thru certificates Series 2003-75 Class ZA, 5.5% 9/20/2033	477,162	492,366
Ginnie Mae REMIC pass-thru certificates Series 2004-24 Class ZM, 5% 4/20/2034	996,946	996,937
Ginnie Mae REMIC pass-thru certificates Series 2004-32 Class GS, 6.3855% - CME Term SOFR 1 month Index 2.7081% 5/16/2034 (d)(g)	111,669	6,151
Ginnie Mae REMIC pass-thru certificates Series 2004-32 Class SG, 6.3855% - CME Term SOFR 1 month Index 2.7102% 3/20/2033 (d)(g)	1,006,082	38,209
Ginnie Mae REMIC pass-thru certificates Series 2004-46 Class BZ, 6% 6/20/2034	633,301	647,669
Ginnie Mae REMIC pass-thru certificates Series 2004-59 Class SC, 7.0855% - CME Term SOFR 1 month Index 3.4081% 8/16/2034 (d)(g)	655,798	49,563
Ginnie Mae REMIC pass-thru certificates Series 2004-73 Class AL, 7.0855% - CME Term SOFR 1 month Index 3.4081% 8/17/2034 (d)(g)	206,612	19,388
Ginnie Mae REMIC pass-thru certificates Series 2004-86 Class G, 6% 10/20/2034	6,001,706	6,249,989
Ginnie Mae REMIC pass-thru certificates Series 2005-13 Class SA, 6.6855% - CME Term SOFR 1 month Index 3.0102% 2/20/2035 (d)(g)	1,205,803	85,958
Ginnie Mae REMIC pass-thru certificates Series 2005-24 Class TC, 5.5% 3/20/2035	1,164,099	1,201,827
Ginnie Mae REMIC pass-thru certificates Series 2005-26 Class ZA, 5.5% 1/20/2035	4,692,531	4,825,610
Ginnie Mae REMIC pass-thru certificates Series 2005-47 Class ZY, 6% 6/20/2035	3,522,683	3,678,035
Ginnie Mae REMIC pass-thru certificates Series 2005-57 Class PB, 5.5% 7/20/2035	1,758,882	1,822,953
Ginnie Mae REMIC pass-thru certificates Series 2005-6 Class EX, 5.5% 11/20/2034	1,000,834	1,031,722
Ginnie Mae REMIC pass-thru certificates Series 2005-6 Class EY, 5.5% 11/20/2033	974,919	983,041
Ginnie Mae REMIC pass-thru certificates Series 2005-82 Class JV, 5% 6/20/2035	957,703	972,601
Ginnie Mae REMIC pass-thru certificates Series 2005-82 Class NS, 6.1855% - CME Term SOFR 1 month Index 2.5102% 7/20/2034 (d)(g)	1,232,774	89,225
Ginnie Mae REMIC pass-thru certificates Series 2006-13 Class DS, CME Term SOFR 1 month Index x 10.9283%, 5.4152% 3/20/2036 (c)(d)	1,286,481	1,313,770
Ginnie Mae REMIC pass-thru certificates Series 2006-2 Class Z, 5.5% 1/20/2036	2,124,270	2,185,540
Ginnie Mae REMIC pass-thru certificates Series 2006-50 Class JC, 5% 6/20/2036	1,007	1,005
Ginnie Mae REMIC pass-thru certificates Series 2007-35 Class SC, CME Term SOFR 1 month Index x 39.5131%, 17.4488% 6/16/2037 (c)(d)	157,366	179,820
Ginnie Mae REMIC pass-thru certificates Series 2007-37 Class TS, 6.5755% - CME Term SOFR 1 month Index 2.8981% 6/16/2037 (d)(g)	387,576	32,496
Ginnie Mae REMIC pass-thru certificates Series 2008-51 Class FE, CME Term SOFR 1 month Index + 0.8645%, 4.5419% 6/16/2038 (c)(d)	119,158	120,276
Ginnie Mae REMIC pass-thru certificates Series 2008-57 Class AF, CME Term SOFR 1 month Index + 0.6945%, 4.3698% 7/20/2038 (c)(d)	278,328	279,642
Ginnie Mae REMIC pass-thru certificates Series 2009-13 Class E, 4.5% 3/16/2039	1,225,095	1,219,280
Ginnie Mae REMIC pass-thru certificates Series 2009-42 Class AY, 5% 6/16/2037	736,389	747,158
Ginnie Mae REMIC pass-thru certificates Series 2010-130 Class KF, CME Term SOFR 1 month Index + 0.7645%, 4.4419% 10/16/2040 (c)(d)	513,783	516,590
Ginnie Mae REMIC pass-thru certificates Series 2010-160 Class DY, 4% 12/20/2040	10,978,919	10,788,722
Ginnie Mae REMIC pass-thru certificates Series 2010-168 Class BG, 4% 4/20/2040	4,179,692	4,111,282
Ginnie Mae REMIC pass-thru certificates Series 2010-170 Class B, 4% 12/20/2040	1,725,382	1,695,130
Ginnie Mae REMIC pass-thru certificates Series 2010-H03 Class FA, CME Term SOFR 1 month Index + 0.6645%, 4.3919% 3/20/2060 (c)(d)(h)	1,366,664	1,367,826
Ginnie Mae REMIC pass-thru certificates Series 2011-136 Class WI, 4.5% 5/20/2040 (g)	60,815	1,766
Ginnie Mae REMIC pass-thru certificates Series 2011-52 Class HI, 7% 4/16/2041 (g)	122,059	12,613
Ginnie Mae REMIC pass-thru certificates Series 2012-103 Class IL, 3% 8/20/2027 (g)	1,201,862	16,241
Ginnie Mae REMIC pass-thru certificates Series 2012-48 Class FA, CME Term SOFR 1 month Index + 0.4645%, 4.1419% 4/16/2042 (c)(d)	205,740	203,967
Ginnie Mae REMIC pass-thru certificates Series 2012-76 Class GF, CME Term SOFR 1 month Index + 0.4145%, 4.0919% 6/16/2042 (c)(d)	216,009	215,210
Ginnie Mae REMIC pass-thru certificates Series 2013-149 Class MA, 2.5% 5/20/2040	2,724,818	2,698,806
Ginnie Mae REMIC pass-thru certificates Series 2013-182 Class IQ, 4.5% 12/16/2043 (g)	2,113,158	371,448
Ginnie Mae REMIC pass-thru certificates Series 2014-133 Class IB, 5% 9/20/2044 (g)	2,028,109	402,026
Ginnie Mae REMIC pass-thru certificates Series 2014-146 Class EI, 5% 10/20/2044 (g)	3,883,667	801,202
Ginnie Mae REMIC pass-thru certificates Series 2014-154 Class IO, 5% 10/20/2044 (g)	782,119	159,997
Ginnie Mae REMIC pass-thru certificates Series 2014-158 Class ID, 5% 10/20/2044 (g)	3,421,958	718,441
Ginnie Mae REMIC pass-thru certificates Series 2014-178 Class IO, 5% 11/20/2044 (g)	4,858,841	986,797
Ginnie Mae REMIC pass-thru certificates Series 2014-2 Class BA, 3% 1/20/2044	2,544,757	2,370,954
Ginnie Mae REMIC pass-thru certificates Series 2014-21 Class HA, 3% 2/20/2044	976,681	911,273
Ginnie Mae REMIC pass-thru certificates Series 2014-25 Class HC, 3% 2/20/2044	1,655,693	1,526,330
Ginnie Mae REMIC pass-thru certificates Series 2014-5 Class A, 3% 1/20/2044	1,336,443	1,245,292
Ginnie Mae REMIC pass-thru certificates Series 2015-117 Class KI, 5% 8/20/2045 (g)	4,601,497	901,390
Ginnie Mae REMIC pass-thru certificates Series 2015-14 Class IO, 5% 10/20/2044 (g)	5,263,237	1,055,425
Ginnie Mae REMIC pass-thru certificates Series 2015-24 Class PI, 3.5% 2/20/2045 (g)	6,451,894	999,853
Ginnie Mae REMIC pass-thru certificates Series 2015-79 Class IC, 5% 5/20/2045 (g)	2,518,657	503,218
Ginnie Mae REMIC pass-thru certificates Series 2016-12 Class FA, CME Term SOFR 1 month Index + 0.4645%, 4.1398% 1/20/2046 (c)(d)	594,167	585,777
Ginnie Mae REMIC pass-thru certificates Series 2016-146 Class AL, 5.5798% 5/20/2040 (d)	1,540,138	1,581,227
Ginnie Mae REMIC pass-thru certificates Series 2016-17 Class A, 3% 2/16/2046	10,192,814	9,477,054
Ginnie Mae REMIC pass-thru certificates Series 2016-171 Class BI, 5% 10/20/2044 (g)	4,736,989	945,820
Ginnie Mae REMIC pass-thru certificates Series 2016-69 Class WA, 3% 2/20/2046	747,337	699,738
Ginnie Mae REMIC pass-thru certificates Series 2017-139 Class BA, 3% 9/20/2047	3,683,796	3,360,526
Ginnie Mae REMIC pass-thru certificates Series 2017-139 Class K, 3% 8/20/2047	10,374,947	9,688,687
Ginnie Mae REMIC pass-thru certificates Series 2017-153 Class GA, 3% 9/20/2047	2,133,367	1,946,706
Ginnie Mae REMIC pass-thru certificates Series 2017-182 Class KA, 3% 10/20/2047	1,708,798	1,565,944
Ginnie Mae REMIC pass-thru certificates Series 2017-186 Class HK, 3% 11/16/2045	4,922,691	4,596,014
Ginnie Mae REMIC pass-thru certificates Series 2017-75 Class PT, 5.7055% 4/20/2047 (d)	5,561,097	5,700,376
Ginnie Mae REMIC pass-thru certificates Series 2018-13 Class Q, 3% 4/20/2047	1,925,961	1,820,091
Ginnie Mae REMIC pass-thru certificates Series 2019-42 Class FK, CME Term SOFR 1 month Index + 0.5645%, 4.2398% 4/20/2049 (c)(d)	4,102,686	4,064,752
Ginnie Mae REMIC pass-thru certificates Series 2023-60 Class FT, CME Term SOFR 1 month Index + 0.5145%, 4.1898% 3/20/2044 (c)(d)	38,205,383	37,995,403
TOTAL UNITED STATES		208,515,637
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $218,603,101)		208,515,637

Commercial Mortgage Securities - 2.6%
	Principal Amount (a)	Value ($)
UNITED STATES - 2.6%
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K061 Class A2, 3.347% 11/25/2026	18,064,046	17,976,934
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K063 Class A2, 3.43% 1/25/2027	1,294,177	1,288,646
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-K523 Class AS, U.S. 30-Day Avg. SOFR Index + 0.55%, 4.3366% 4/25/2029 (c)(d)	10,586,084	10,592,329
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K763 Class A2, 4.17% 10/25/2032 (d)	2,800,000	2,782,850
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K554 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.2866% 11/25/2030 (c)(d)	11,900,000	11,899,995
Ginnie Mae Multifamily REMICS Series 2001-58 Class X, 0.4902% 9/16/2041 (d)(g)	149,490	1
Ginnie Mae REMIC pass-thru certificates Series 2002-81 Class IO, 1.0052% 9/16/2042 (d)(g)	500,704	6,443
TOTAL UNITED STATES		44,547,198
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $50,535,581)		44,547,198

U.S. Government Agency - Mortgage Securities - 148.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 148.4%
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.462%, 6.71% 1/1/2035 (c)(d)	6,235	6,390
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.48%, 6.105% 7/1/2034 (c)(d)	3,516	3,590
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.6093%, 6.387% 5/1/2035 (c)(d)	40,088	41,115
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.61%, 6.36% 8/1/2035 (c)(d)	68,295	70,151
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.667%, 6.391% 11/1/2036 (c)(d)	20,126	20,689
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.6731%, 6.473% 3/1/2033 (c)(d)	13,561	13,898
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.89%, 6.54% 8/1/2035 (c)(d)	36,209	37,053
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.1385%, 6.243% 7/1/2036 (c)(d)	20,315	20,690
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.276%, 6.38% 10/1/2033 (c)(d)	7,695	7,866
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.46%, 6.085% 9/1/2034 (c)(d)	18,416	18,895
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.46%, 6.393% 7/1/2034 (c)(d)	28,316	28,931
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2028	267,059	262,888
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	387,494	349,746
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	202,342	182,337
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	82,048	73,966
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	36,019	32,207
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	546,418	489,792
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	298,313	266,280
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	192,253	172,269
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	959,611	969,922
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.51%, 5.76% 2/1/2033 (c)(d)	2,736	2,771
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.535%, 6.244% 12/1/2034 (c)(d)	7,221	7,337
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.535%, 6.285% 3/1/2035 (c)(d)	6,940	7,058
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.55%, 6.183% 9/1/2033 (c)(d)	89,273	90,593
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.55%, 6.187% 10/1/2033 (c)(d)	2,830	2,872
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.565%, 6.098% 7/1/2035 (c)(d)	4,045	4,119
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2055	1,756,261	1,830,356
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	1,439,198	1,479,228
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2055	1,488,886	1,555,423
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	4,065,827	4,235,773
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	504,388	518,418
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2054	578,170	601,414
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	414,141	430,370
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	562,969	593,607
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	343,818	357,291
Fannie Mae Mortgage pass-thru certificates 8.5% 12/1/2027	843	846
Freddie Mac Gold Pool 2.5% 11/1/2041	6,316,958	5,712,507
Freddie Mac Gold Pool 2.5% 11/1/2041	535,689	483,477
Freddie Mac Gold Pool 2.5% 2/1/2042	1,179,585	1,065,552
Freddie Mac Gold Pool 2.5% 4/1/2042	363,138	326,791
Freddie Mac Gold Pool 2.5% 5/1/2041	2,508,282	2,283,774
Freddie Mac Gold Pool 2.5% 6/1/2041	432,690	391,693
Freddie Mac Gold Pool 3% 4/1/2034	191,184	186,186
Freddie Mac Gold Pool 3% 6/1/2051	60,256	53,823
Freddie Mac Gold Pool 5.5% 3/1/2053	1,753,691	1,810,973
Freddie Mac Gold Pool 6.5% 10/1/2053 (e)	2,977,777	3,133,083
Freddie Mac Gold Pool 6.5% 10/1/2053 (e)	2,918,063	3,072,990
Freddie Mac Gold Pool 6.5% 9/1/2053	217,659	229,504
Freddie Mac Gold Pool 6.5% 9/1/2053	208,700	219,584
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.86%, 6.61% 8/1/2034 (c)(d)	16,153	16,637
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.864%, 6.864% 4/1/2036 (c)(d)	42,717	44,113
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.961%, 6.711% 6/1/2033 (c)(d)	60,945	62,595
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.031%, 6.658% 3/1/2033 (c)(d)	568	580
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.035%, 6.152% 6/1/2033 (c)(d)	66,558	67,546
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.2315%, 5.97% 12/1/2035 (c)(d)	238,408	243,881
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.2598%, 6.32% 6/1/2033 (c)(d)	79,652	80,981
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.375%, 6.392% 3/1/2035 (c)(d)	175,572	179,289
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.665%, 6.178% 10/1/2036 (c)(d)	39,580	40,286
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.994%, 6.522% 10/1/2035 (c)(d)	51,507	52,652
Freddie Mac Non Gold Pool 6% 9/1/2053	1,305,218	1,351,618
Ginnie Mae I Pool 2.25% 5/20/2050	1,368,985	1,156,462
Ginnie Mae I Pool 2.375% 5/20/2050	1,094,454	934,206
Ginnie Mae I Pool 2.5% 10/15/2042	154,105	137,744
Ginnie Mae I Pool 2.5% 10/20/2052	2,338,269	2,035,591
Ginnie Mae I Pool 2.5% 11/15/2042	206,211	184,506
Ginnie Mae I Pool 2.5% 12/15/2042	2,026,538	1,820,725
Ginnie Mae I Pool 2.5% 12/15/2042	1,829,902	1,641,506
Ginnie Mae I Pool 2.5% 12/15/2042	394,995	355,065
Ginnie Mae I Pool 2.5% 12/15/2042	147,130	131,846
Ginnie Mae I Pool 2.5% 12/15/2042	141,390	127,097
Ginnie Mae I Pool 2.5% 12/15/2042	25,320	22,917
Ginnie Mae I Pool 2.5% 12/20/2051	4,319,377	3,714,023
Ginnie Mae I Pool 2.5% 3/15/2028	891,007	880,477
Ginnie Mae I Pool 2.5% 3/15/2028	470,221	464,664
Ginnie Mae I Pool 2.5% 4/15/2028	756,450	747,259
Ginnie Mae I Pool 2.5% 5/20/2050	1,760,986	1,514,186
Ginnie Mae I Pool 2.5% 8/20/2051	19,496,928	16,776,649
Ginnie Mae I Pool 2.5% 8/20/2051	5,055,102	4,349,797
Ginnie Mae I Pool 2.5% 8/20/2051	3,655,546	3,145,512
Ginnie Mae I Pool 2.5% 9/20/2051	9,362,154	8,055,913
Ginnie Mae I Pool 2.5% 9/20/2051	5,078,108	4,369,593
Ginnie Mae I Pool 2.625% 5/20/2050	2,745,840	2,385,212
Ginnie Mae I Pool 2.75% 5/20/2050	356,301	314,577
Ginnie Mae I Pool 3% 1/15/2043	121,236	111,750
Ginnie Mae I Pool 3% 1/15/2045	390,270	356,245
Ginnie Mae I Pool 3% 1/15/2045	8,769	7,990
Ginnie Mae I Pool 3% 1/20/2050	66,245	59,890
Ginnie Mae I Pool 3% 1/20/2050	49,581	44,841
Ginnie Mae I Pool 3% 10/15/2042	1,148,323	1,059,293
Ginnie Mae I Pool 3% 10/15/2043	89,865	82,770
Ginnie Mae I Pool 3% 10/15/2049	9,477,554	8,639,089
Ginnie Mae I Pool 3% 10/20/2041	490,082	428,768
Ginnie Mae I Pool 3% 11/15/2042	66,432	61,164
Ginnie Mae I Pool 3% 11/15/2042	24,715	22,703
Ginnie Mae I Pool 3% 11/15/2042	24,012	22,363
Ginnie Mae I Pool 3% 11/15/2044	62,931	57,941
Ginnie Mae I Pool 3% 11/20/2049	404,278	365,496
Ginnie Mae I Pool 3% 12/15/2042	1,470,605	1,353,458
Ginnie Mae I Pool 3% 12/15/2042	416,510	383,625
Ginnie Mae I Pool 3% 12/15/2042	226,681	209,351
Ginnie Mae I Pool 3% 12/15/2042	67,030	61,738
Ginnie Mae I Pool 3% 12/15/2042	1,807	1,669
Ginnie Mae I Pool 3% 12/20/2042	12,693,158	11,706,941
Ginnie Mae I Pool 3% 2/15/2038	3,072,423	2,888,520
Ginnie Mae I Pool 3% 2/15/2038	2,070,394	1,946,468
Ginnie Mae I Pool 3% 2/20/2043	2,109,086	1,949,658
Ginnie Mae I Pool 3% 2/20/2050	2,439,609	2,204,817
Ginnie Mae I Pool 3% 3/15/2038	846,269	794,961
Ginnie Mae I Pool 3% 3/15/2043	69,350	63,899
Ginnie Mae I Pool 3% 3/15/2045	421,907	384,844
Ginnie Mae I Pool 3% 3/15/2045	66,176	60,212
Ginnie Mae I Pool 3% 3/15/2045	11,661	10,688
Ginnie Mae I Pool 3% 3/20/2043	8,289,580	7,649,097
Ginnie Mae I Pool 3% 3/20/2043	3,423,620	3,161,521
Ginnie Mae I Pool 3% 3/20/2043	1,482,972	1,369,809
Ginnie Mae I Pool 3% 3/20/2043	194,679	179,771
Ginnie Mae I Pool 3% 4/15/2042	35,927	33,285
Ginnie Mae I Pool 3% 4/15/2043	1,536,181	1,415,439
Ginnie Mae I Pool 3% 4/15/2043	491,544	451,018
Ginnie Mae I Pool 3% 4/15/2043	438,208	402,993
Ginnie Mae I Pool 3% 4/15/2043	162,615	149,833
Ginnie Mae I Pool 3% 4/15/2043	106,445	98,231
Ginnie Mae I Pool 3% 4/15/2045	939,405	855,036
Ginnie Mae I Pool 3% 4/15/2045	547,930	499,436
Ginnie Mae I Pool 3% 4/15/2045	444,065	403,468
Ginnie Mae I Pool 3% 4/15/2045	12,550	11,403
Ginnie Mae I Pool 3% 5/15/2027	80,444	79,963
Ginnie Mae I Pool 3% 5/15/2043	749,771	687,439
Ginnie Mae I Pool 3% 5/15/2043	650,955	598,872
Ginnie Mae I Pool 3% 5/15/2043	622,790	572,960
Ginnie Mae I Pool 3% 5/15/2043	385,233	354,410
Ginnie Mae I Pool 3% 5/15/2043	285,834	261,973
Ginnie Mae I Pool 3% 5/15/2043	250,489	231,792
Ginnie Mae I Pool 3% 5/15/2043	196,823	180,800
Ginnie Mae I Pool 3% 5/15/2043	102,752	94,859
Ginnie Mae I Pool 3% 5/15/2043	74,747	68,610
Ginnie Mae I Pool 3% 5/15/2043	70,134	64,597
Ginnie Mae I Pool 3% 5/15/2043	12,136	11,157
Ginnie Mae I Pool 3% 5/15/2045	431,379	394,345
Ginnie Mae I Pool 3% 5/15/2045	16,038	14,572
Ginnie Mae I Pool 3% 5/20/2050	1,722,033	1,554,149
Ginnie Mae I Pool 3% 6/15/2038	935,586	880,311
Ginnie Mae I Pool 3% 6/15/2042	72,662	67,146
Ginnie Mae I Pool 3% 6/15/2042	70,016	64,365
Ginnie Mae I Pool 3% 6/15/2043	813,146	749,234
Ginnie Mae I Pool 3% 6/15/2043	757,652	695,186
Ginnie Mae I Pool 3% 6/15/2043	93,632	87,130
Ginnie Mae I Pool 3% 6/15/2043	50,592	46,509
Ginnie Mae I Pool 3% 6/15/2043	35,325	32,473
Ginnie Mae I Pool 3% 6/15/2043	33,370	30,807
Ginnie Mae I Pool 3% 6/15/2043	5,166	4,762
Ginnie Mae I Pool 3% 6/15/2045	4,243	3,851
Ginnie Mae I Pool 3% 6/20/2042	2,080,553	1,930,059
Ginnie Mae I Pool 3% 6/20/2050	3,657,306	3,300,749
Ginnie Mae I Pool 3% 7/15/2042	163,766	151,542
Ginnie Mae I Pool 3% 7/15/2042	109,764	101,020
Ginnie Mae I Pool 3% 7/15/2043	110,790	101,809
Ginnie Mae I Pool 3% 7/15/2043	53,323	49,113
Ginnie Mae I Pool 3% 7/20/2050	2,871,327	2,593,191
Ginnie Mae I Pool 3% 7/20/2050	2,781,975	2,510,755
Ginnie Mae I Pool 3% 7/20/2050	2,478,369	2,236,748
Ginnie Mae I Pool 3% 8/15/2042	32,463	29,820
Ginnie Mae I Pool 3% 8/15/2042	13,870	12,780
Ginnie Mae I Pool 3% 8/15/2043	129,958	119,882
Ginnie Mae I Pool 3% 9/15/2042	500,333	463,170
Ginnie Mae I Pool 3% 9/15/2042	267,632	247,950
Ginnie Mae I Pool 3% 9/15/2042	133,144	123,401
Ginnie Mae I Pool 3% 9/15/2042	122,780	113,437
Ginnie Mae I Pool 3% 9/15/2042	80,186	74,056
Ginnie Mae I Pool 3% 9/15/2042	59,383	54,779
Ginnie Mae I Pool 3% 9/15/2042	12,694	11,714
Ginnie Mae I Pool 3% 9/15/2042	6,183	5,712
Ginnie Mae I Pool 3% 9/20/2046	3,790,545	3,467,195
Ginnie Mae I Pool 3.25% 2/20/2041	670,285	589,373
Ginnie Mae I Pool 3.25% 7/20/2046	118,667	109,335
Ginnie Mae I Pool 3.375% 5/20/2050	280,961	256,416
Ginnie Mae I Pool 3.5% 1/15/2042	3,999,639	3,791,908
Ginnie Mae I Pool 3.5% 1/15/2042	2,484,976	2,354,764
Ginnie Mae I Pool 3.5% 1/15/2042	1,243,887	1,178,994
Ginnie Mae I Pool 3.5% 1/15/2042	49,829	47,173
Ginnie Mae I Pool 3.5% 1/15/2045	385,205	359,225
Ginnie Mae I Pool 3.5% 1/15/2045	193,721	182,878
Ginnie Mae I Pool 3.5% 1/20/2048	1,139,881	1,066,197
Ginnie Mae I Pool 3.5% 1/20/2050	79,217	73,911
Ginnie Mae I Pool 3.5% 1/20/2050	47,989	44,925
Ginnie Mae I Pool 3.5% 1/20/2050	46,726	43,699
Ginnie Mae I Pool 3.5% 1/20/2050	13,396	12,510
Ginnie Mae I Pool 3.5% 10/15/2042	196,358	184,887
Ginnie Mae I Pool 3.5% 10/20/2044	1,741,273	1,631,688
Ginnie Mae I Pool 3.5% 10/20/2049	649,272	597,065
Ginnie Mae I Pool 3.5% 11/15/2041	1,048,059	991,233
Ginnie Mae I Pool 3.5% 11/15/2041	322,895	306,939
Ginnie Mae I Pool 3.5% 11/15/2041	133,175	126,105
Ginnie Mae I Pool 3.5% 11/15/2042	38,161	35,814
Ginnie Mae I Pool 3.5% 11/20/2044	6,513,655	6,098,166
Ginnie Mae I Pool 3.5% 11/20/2044	1,255,748	1,174,400
Ginnie Mae I Pool 3.5% 11/20/2044	978,428	915,396
Ginnie Mae I Pool 3.5% 11/20/2049	195,145	182,442
Ginnie Mae I Pool 3.5% 11/20/2049	61,733	57,599
Ginnie Mae I Pool 3.5% 12/15/2026	34,072	33,955
Ginnie Mae I Pool 3.5% 12/15/2041	1,396,934	1,317,573
Ginnie Mae I Pool 3.5% 12/15/2041	177,898	167,522
Ginnie Mae I Pool 3.5% 12/15/2042	189,795	179,655
Ginnie Mae I Pool 3.5% 12/20/2042	325,946	307,018
Ginnie Mae I Pool 3.5% 12/20/2044	648,618	606,463
Ginnie Mae I Pool 3.5% 12/20/2044	464,942	434,721
Ginnie Mae I Pool 3.5% 2/15/2042	2,082,766	1,967,659
Ginnie Mae I Pool 3.5% 2/15/2042	1,174,274	1,106,078
Ginnie Mae I Pool 3.5% 2/15/2042	719,869	680,460
Ginnie Mae I Pool 3.5% 2/15/2042	557,674	529,088
Ginnie Mae I Pool 3.5% 2/15/2042	342,053	324,051
Ginnie Mae I Pool 3.5% 2/15/2042	91,408	86,332
Ginnie Mae I Pool 3.5% 2/15/2043	82,418	77,841
Ginnie Mae I Pool 3.5% 2/20/2043	2,641,659	2,493,946
Ginnie Mae I Pool 3.5% 3/15/2027	68,249	68,004
Ginnie Mae I Pool 3.5% 3/15/2042	5,733,278	5,414,932
Ginnie Mae I Pool 3.5% 3/15/2042	3,670,542	3,479,053
Ginnie Mae I Pool 3.5% 3/15/2042	1,360,807	1,282,463
Ginnie Mae I Pool 3.5% 3/15/2042	866,376	819,651
Ginnie Mae I Pool 3.5% 3/15/2042	238,342	225,314
Ginnie Mae I Pool 3.5% 3/15/2042	149,883	142,371
Ginnie Mae I Pool 3.5% 3/15/2042	30,968	29,310
Ginnie Mae I Pool 3.5% 3/20/2043	4,655,531	4,414,544
Ginnie Mae I Pool 3.5% 3/20/2043	1,114,358	1,052,047
Ginnie Mae I Pool 3.5% 3/20/2043	1,064,085	1,003,821
Ginnie Mae I Pool 3.5% 3/20/2043	684,327	644,227
Ginnie Mae I Pool 3.5% 4/15/2042 (f)	8,717,948	8,267,128
Ginnie Mae I Pool 3.5% 4/15/2042	4,021,027	3,813,093
Ginnie Mae I Pool 3.5% 4/15/2042	3,808,771	3,607,445
Ginnie Mae I Pool 3.5% 4/15/2042	2,355,893	2,230,828
Ginnie Mae I Pool 3.5% 4/15/2042	1,391,722	1,320,068
Ginnie Mae I Pool 3.5% 4/20/2043	1,152,201	1,085,214
Ginnie Mae I Pool 3.5% 5/15/2042	4,303,051	4,080,533
Ginnie Mae I Pool 3.5% 5/15/2042	1,457,913	1,380,850
Ginnie Mae I Pool 3.5% 5/15/2042	790,517	749,459
Ginnie Mae I Pool 3.5% 5/15/2042	590,708	559,891
Ginnie Mae I Pool 3.5% 5/15/2042	45,231	42,708
Ginnie Mae I Pool 3.5% 5/20/2050	2,473,758	2,301,902
Ginnie Mae I Pool 3.5% 6/15/2042	843,389	793,778
Ginnie Mae I Pool 3.5% 6/15/2043	105,806	99,375
Ginnie Mae I Pool 3.5% 6/15/2044	434,677	406,722
Ginnie Mae I Pool 3.5% 7/15/2042	7,351,157	6,931,659
Ginnie Mae I Pool 3.5% 7/15/2042	888,978	836,906
Ginnie Mae I Pool 3.5% 7/15/2043	484,025	455,553
Ginnie Mae I Pool 3.5% 7/15/2043	9,417	8,864
Ginnie Mae I Pool 3.5% 7/20/2043	1,184,038	1,112,242
Ginnie Mae I Pool 3.5% 7/20/2043	513,626	482,493
Ginnie Mae I Pool 3.5% 7/20/2046	65,757,667	61,579,826
Ginnie Mae I Pool 3.5% 8/15/2042	257,516	242,709
Ginnie Mae I Pool 3.5% 8/15/2042	189,454	179,099
Ginnie Mae I Pool 3.5% 8/15/2042	86,085	83,480
Ginnie Mae I Pool 3.5% 8/15/2042	43,087	40,560
Ginnie Mae I Pool 3.5% 8/15/2043	428,381	401,426
Ginnie Mae I Pool 3.5% 9/15/2026	2,296	2,291
Ginnie Mae I Pool 3.5% 9/15/2043	79,355	74,475
Ginnie Mae I Pool 3.5% 9/20/2049	1,283,812	1,176,329
Ginnie Mae I Pool 3.7% 10/15/2042	3,261,298	3,087,119
Ginnie Mae I Pool 3.74% 7/20/2042	205,593	195,318
Ginnie Mae I Pool 3.75% 1/20/2046	1,724,722	1,634,964
Ginnie Mae I Pool 3.75% 10/20/2041	846,301	806,234
Ginnie Mae I Pool 3.75% 10/20/2045	2,250,841	2,121,721
Ginnie Mae I Pool 3.75% 11/20/2045	806,742	759,968
Ginnie Mae I Pool 3.75% 11/20/2046	2,706,674	2,557,354
Ginnie Mae I Pool 3.75% 2/20/2046	636,337	603,221
Ginnie Mae I Pool 3.75% 5/20/2046	785,044	742,962
Ginnie Mae I Pool 3.75% 7/20/2047	206,507	194,792
Ginnie Mae I Pool 3.75% 8/20/2045	1,387,110	1,306,686
Ginnie Mae I Pool 3.75% 9/20/2045	1,075,897	1,013,733
Ginnie Mae I Pool 4% 1/15/2040	430,043	418,730
Ginnie Mae I Pool 4% 1/15/2040	146,603	142,603
Ginnie Mae I Pool 4% 1/15/2040	58,743	57,207
Ginnie Mae I Pool 4% 1/15/2041	493,431	479,567
Ginnie Mae I Pool 4% 1/15/2041	231,716	225,243
Ginnie Mae I Pool 4% 1/15/2041	198,362	192,916
Ginnie Mae I Pool 4% 1/15/2041	168,678	164,102
Ginnie Mae I Pool 4% 1/15/2041	160,825	156,462
Ginnie Mae I Pool 4% 1/15/2041	131,214	127,676
Ginnie Mae I Pool 4% 1/15/2041	62,323	60,746
Ginnie Mae I Pool 4% 1/15/2041	52,316	50,975
Ginnie Mae I Pool 4% 1/15/2041	50,414	49,130
Ginnie Mae I Pool 4% 1/15/2041	30,692	29,825
Ginnie Mae I Pool 4% 1/15/2041	18,419	17,946
Ginnie Mae I Pool 4% 1/15/2041	3,837	3,730
Ginnie Mae I Pool 4% 1/15/2042	300,662	292,262
Ginnie Mae I Pool 4% 1/15/2042	170,752	165,927
Ginnie Mae I Pool 4% 1/15/2042	132,240	129,116
Ginnie Mae I Pool 4% 1/15/2042	48,264	46,876
Ginnie Mae I Pool 4% 1/15/2042	18,775	18,220
Ginnie Mae I Pool 4% 1/15/2043	66,783	64,699
Ginnie Mae I Pool 4% 1/15/2045	285,608	275,085
Ginnie Mae I Pool 4% 1/15/2045	158,963	154,234
Ginnie Mae I Pool 4% 1/20/2042	3,243,841	3,143,643
Ginnie Mae I Pool 4% 1/20/2042	79,111	76,596
Ginnie Mae I Pool 4% 1/20/2049	792,736	758,856
Ginnie Mae I Pool 4% 1/20/2050	584,178	559,942
Ginnie Mae I Pool 4% 10/15/2039	1,129,529	1,100,189
Ginnie Mae I Pool 4% 10/15/2039	940,130	915,090
Ginnie Mae I Pool 4% 10/15/2039	548,924	535,031
Ginnie Mae I Pool 4% 10/15/2039	129,316	125,893
Ginnie Mae I Pool 4% 10/15/2040	3,825,096	3,722,586
Ginnie Mae I Pool 4% 10/15/2040	1,298,895	1,264,726
Ginnie Mae I Pool 4% 10/15/2040	365,179	355,452
Ginnie Mae I Pool 4% 10/15/2040	188,919	183,794
Ginnie Mae I Pool 4% 10/15/2040	154,578	150,410
Ginnie Mae I Pool 4% 10/15/2040	60,289	58,566
Ginnie Mae I Pool 4% 10/15/2040	51,271	49,831
Ginnie Mae I Pool 4% 10/15/2040	29,848	29,053
Ginnie Mae I Pool 4% 10/15/2040	16,686	16,241
Ginnie Mae I Pool 4% 10/15/2040	16,343	15,907
Ginnie Mae I Pool 4% 10/15/2040	8,413	8,200
Ginnie Mae I Pool 4% 10/15/2040	6,375	6,211
Ginnie Mae I Pool 4% 10/15/2041	2,600,550	2,524,040
Ginnie Mae I Pool 4% 10/15/2041	851,327	826,846
Ginnie Mae I Pool 4% 10/15/2041	593,034	576,947
Ginnie Mae I Pool 4% 10/15/2041	491,409	477,522
Ginnie Mae I Pool 4% 10/15/2041	267,645	260,168
Ginnie Mae I Pool 4% 10/15/2041	260,696	253,243
Ginnie Mae I Pool 4% 10/15/2041	189,053	183,802
Ginnie Mae I Pool 4% 10/15/2041	182,195	177,164
Ginnie Mae I Pool 4% 10/15/2041	139,203	135,359
Ginnie Mae I Pool 4% 10/15/2041	124,895	121,609
Ginnie Mae I Pool 4% 10/15/2041	97,461	94,626
Ginnie Mae I Pool 4% 10/15/2041	81,899	79,530
Ginnie Mae I Pool 4% 10/15/2041	63,481	61,541
Ginnie Mae I Pool 4% 10/15/2041	60,964	59,270
Ginnie Mae I Pool 4% 10/15/2041	60,049	58,470
Ginnie Mae I Pool 4% 10/15/2041	51,507	50,118
Ginnie Mae I Pool 4% 10/15/2041	29,881	29,051
Ginnie Mae I Pool 4% 10/15/2041	11,381	11,031
Ginnie Mae I Pool 4% 10/15/2041	9,346	9,061
Ginnie Mae I Pool 4% 11/15/2039	1,757,040	1,711,110
Ginnie Mae I Pool 4% 11/15/2039	281,995	274,345
Ginnie Mae I Pool 4% 11/15/2039	204,679	199,740
Ginnie Mae I Pool 4% 11/15/2040	902,272	879,285
Ginnie Mae I Pool 4% 11/15/2040	266,021	259,067
Ginnie Mae I Pool 4% 11/15/2040	208,479	202,756
Ginnie Mae I Pool 4% 11/15/2040	167,016	162,404
Ginnie Mae I Pool 4% 11/15/2040	45,308	44,050
Ginnie Mae I Pool 4% 11/15/2040	42,586	41,617
Ginnie Mae I Pool 4% 11/15/2040	23,389	22,762
Ginnie Mae I Pool 4% 11/15/2040	8,796	8,574
Ginnie Mae I Pool 4% 11/15/2041	471,540	458,060
Ginnie Mae I Pool 4% 11/15/2041	66,723	64,793
Ginnie Mae I Pool 4% 11/15/2042	608,775	590,165
Ginnie Mae I Pool 4% 11/15/2042	137,072	133,016
Ginnie Mae I Pool 4% 11/15/2042	22,732	22,033
Ginnie Mae I Pool 4% 12/15/2039	698,790	680,639
Ginnie Mae I Pool 4% 12/15/2039	467,349	455,364
Ginnie Mae I Pool 4% 12/15/2039	78,098	75,979
Ginnie Mae I Pool 4% 12/15/2040	1,743,719	1,695,287
Ginnie Mae I Pool 4% 12/15/2040	613,109	597,081
Ginnie Mae I Pool 4% 12/15/2040	276,986	269,473
Ginnie Mae I Pool 4% 12/15/2040	184,131	178,897
Ginnie Mae I Pool 4% 12/15/2040	79,442	77,300
Ginnie Mae I Pool 4% 12/15/2040	77,107	74,990
Ginnie Mae I Pool 4% 12/15/2040	8,967	8,759
Ginnie Mae I Pool 4% 12/15/2040	6,841	6,657
Ginnie Mae I Pool 4% 12/15/2040	3,016	2,928
Ginnie Mae I Pool 4% 12/15/2041	758,466	736,403
Ginnie Mae I Pool 4% 12/15/2041	534,758	519,114
Ginnie Mae I Pool 4% 12/15/2041	202,350	196,665
Ginnie Mae I Pool 4% 12/15/2041	151,944	147,449
Ginnie Mae I Pool 4% 12/15/2041	73,970	71,745
Ginnie Mae I Pool 4% 12/15/2041	72,975	70,828
Ginnie Mae I Pool 4% 12/15/2041	62,561	60,967
Ginnie Mae I Pool 4% 12/15/2041	7,338	7,127
Ginnie Mae I Pool 4% 12/15/2042	274,496	267,230
Ginnie Mae I Pool 4% 12/15/2042	16,754	16,256
Ginnie Mae I Pool 4% 12/20/2040	123,705	120,154
Ginnie Mae I Pool 4% 2/15/2040	414,481	403,646
Ginnie Mae I Pool 4% 2/15/2040	308,178	300,122
Ginnie Mae I Pool 4% 2/15/2040	18,744	18,286
Ginnie Mae I Pool 4% 2/15/2041	372,305	362,328
Ginnie Mae I Pool 4% 2/15/2041	78,014	75,847
Ginnie Mae I Pool 4% 2/15/2041	75,095	73,033
Ginnie Mae I Pool 4% 2/15/2041	57,257	55,732
Ginnie Mae I Pool 4% 2/15/2041	25,278	24,630
Ginnie Mae I Pool 4% 2/15/2041	18,250	17,713
Ginnie Mae I Pool 4% 2/15/2041	14,638	14,287
Ginnie Mae I Pool 4% 2/15/2042	480,518	466,381
Ginnie Mae I Pool 4% 2/15/2042	225,185	218,228
Ginnie Mae I Pool 4% 2/15/2042	118,305	115,057
Ginnie Mae I Pool 4% 2/15/2042	79,334	77,039
Ginnie Mae I Pool 4% 2/15/2042	60,918	59,295
Ginnie Mae I Pool 4% 2/15/2042	56,588	54,923
Ginnie Mae I Pool 4% 2/15/2045	312,996	301,554
Ginnie Mae I Pool 4% 2/15/2045	86,359	83,420
Ginnie Mae I Pool 4% 2/20/2046	685,361	659,068
Ginnie Mae I Pool 4% 3/15/2040	290,676	283,515
Ginnie Mae I Pool 4% 3/15/2040	225,032	219,262
Ginnie Mae I Pool 4% 3/15/2041	1,067,799	1,038,313
Ginnie Mae I Pool 4% 3/15/2041	40,913	39,830
Ginnie Mae I Pool 4% 3/15/2041	21,054	20,493
Ginnie Mae I Pool 4% 3/15/2041	13,985	13,569
Ginnie Mae I Pool 4% 3/15/2042	243,486	236,202
Ginnie Mae I Pool 4% 3/15/2042	164,387	159,578
Ginnie Mae I Pool 4% 3/15/2042	34,705	33,633
Ginnie Mae I Pool 4% 3/15/2044	348,619	337,349
Ginnie Mae I Pool 4% 3/15/2045	247,444	239,523
Ginnie Mae I Pool 4% 3/15/2045	142,067	138,190
Ginnie Mae I Pool 4% 3/20/2042	578,134	559,866
Ginnie Mae I Pool 4% 3/20/2047	298,273	288,695
Ginnie Mae I Pool 4% 4/15/2039	408,152	397,686
Ginnie Mae I Pool 4% 4/15/2039	112,014	109,387
Ginnie Mae I Pool 4% 4/15/2041	2,029,569	1,974,183
Ginnie Mae I Pool 4% 4/15/2042	42,423	41,140
Ginnie Mae I Pool 4% 4/15/2043	208,584	202,690
Ginnie Mae I Pool 4% 4/15/2043	12,031	11,679
Ginnie Mae I Pool 4% 4/15/2045	298,318	288,627
Ginnie Mae I Pool 4% 4/15/2045	175,573	169,256
Ginnie Mae I Pool 4% 4/15/2045	95,339	92,008
Ginnie Mae I Pool 4% 4/20/2047	3,188,684	3,065,360
Ginnie Mae I Pool 4% 4/20/2047	2,880,183	2,768,790
Ginnie Mae I Pool 4% 4/20/2048	979,767	941,261
Ginnie Mae I Pool 4% 4/20/2048	863,159	829,237
Ginnie Mae I Pool 4% 5/15/2039	32,469	31,758
Ginnie Mae I Pool 4% 5/15/2041	227,224	220,426
Ginnie Mae I Pool 4% 5/15/2042	119,782	116,892
Ginnie Mae I Pool 4% 5/15/2042	4,350	4,323
Ginnie Mae I Pool 4% 5/15/2043	278,873	270,761
Ginnie Mae I Pool 4% 5/15/2043	167,394	161,748
Ginnie Mae I Pool 4% 5/15/2043	152,952	147,793
Ginnie Mae I Pool 4% 5/15/2043	130,899	127,242
Ginnie Mae I Pool 4% 5/15/2044	775,952	749,425
Ginnie Mae I Pool 4% 5/15/2044	278,186	269,062
Ginnie Mae I Pool 4% 6/15/2039	409,048	400,018
Ginnie Mae I Pool 4% 6/15/2039	142,158	138,727
Ginnie Mae I Pool 4% 6/15/2039	53,479	52,289
Ginnie Mae I Pool 4% 6/15/2040	15,745	15,339
Ginnie Mae I Pool 4% 6/15/2041	1,154,094	1,122,225
Ginnie Mae I Pool 4% 6/15/2041	710,643	690,790
Ginnie Mae I Pool 4% 6/15/2041	571,623	554,711
Ginnie Mae I Pool 4% 6/15/2041	510,435	495,249
Ginnie Mae I Pool 4% 6/15/2041	448,568	435,892
Ginnie Mae I Pool 4% 6/15/2041	409,402	397,155
Ginnie Mae I Pool 4% 6/15/2041	354,112	344,972
Ginnie Mae I Pool 4% 6/15/2041	326,613	317,275
Ginnie Mae I Pool 4% 6/15/2041	317,242	307,699
Ginnie Mae I Pool 4% 6/15/2041	137,770	133,649
Ginnie Mae I Pool 4% 6/15/2041	103,571	100,490
Ginnie Mae I Pool 4% 6/15/2041	101,745	99,464
Ginnie Mae I Pool 4% 6/15/2041	68,004	66,049
Ginnie Mae I Pool 4% 6/15/2041	36,827	35,786
Ginnie Mae I Pool 4% 6/15/2041	22,168	21,660
Ginnie Mae I Pool 4% 6/15/2041	21,250	20,614
Ginnie Mae I Pool 4% 6/15/2042	301,940	293,602
Ginnie Mae I Pool 4% 6/15/2042	64,590	62,523
Ginnie Mae I Pool 4% 6/15/2042	29,482	28,542
Ginnie Mae I Pool 4% 6/15/2043	252,883	244,787
Ginnie Mae I Pool 4% 6/15/2043	29,465	28,661
Ginnie Mae I Pool 4% 6/15/2045	679,670	659,115
Ginnie Mae I Pool 4% 7/15/2039	46,241	45,101
Ginnie Mae I Pool 4% 7/15/2040	1,177	1,146
Ginnie Mae I Pool 4% 7/15/2041	258,727	250,861
Ginnie Mae I Pool 4% 7/15/2041	101,706	98,931
Ginnie Mae I Pool 4% 7/15/2041	50,108	48,676
Ginnie Mae I Pool 4% 7/15/2041	44,771	43,484
Ginnie Mae I Pool 4% 7/15/2041	33,404	32,553
Ginnie Mae I Pool 4% 7/15/2041	22,793	22,205
Ginnie Mae I Pool 4% 7/15/2041	13,289	12,887
Ginnie Mae I Pool 4% 7/15/2041	7,284	7,071
Ginnie Mae I Pool 4% 7/15/2041	4,609	4,477
Ginnie Mae I Pool 4% 7/15/2042	189,091	183,280
Ginnie Mae I Pool 4% 7/15/2042	142,509	138,083
Ginnie Mae I Pool 4% 7/15/2043	446,187	431,138
Ginnie Mae I Pool 4% 8/15/2040	195,372	190,427
Ginnie Mae I Pool 4% 8/15/2040	52,529	51,121
Ginnie Mae I Pool 4% 8/15/2040	31,693	30,891
Ginnie Mae I Pool 4% 8/15/2040	2,834	2,756
Ginnie Mae I Pool 4% 8/15/2041	1,823,189	1,770,762
Ginnie Mae I Pool 4% 8/15/2041	1,205,894	1,169,228
Ginnie Mae I Pool 4% 8/15/2041	735,727	713,597
Ginnie Mae I Pool 4% 8/15/2041	696,320	676,867
Ginnie Mae I Pool 4% 8/15/2041	500,781	486,214
Ginnie Mae I Pool 4% 8/15/2041	238,776	231,516
Ginnie Mae I Pool 4% 8/15/2041	98,163	95,340
Ginnie Mae I Pool 4% 8/15/2041	72,521	70,483
Ginnie Mae I Pool 4% 8/15/2041	39,944	38,782
Ginnie Mae I Pool 4% 8/15/2041	26,277	25,586
Ginnie Mae I Pool 4% 8/15/2042	5,602	5,455
Ginnie Mae I Pool 4% 8/15/2043	20,432	19,731
Ginnie Mae I Pool 4% 8/15/2043	7,020	6,802
Ginnie Mae I Pool 4% 9/15/2039	53,266	51,856
Ginnie Mae I Pool 4% 9/15/2039	18,306	17,899
Ginnie Mae I Pool 4% 9/15/2040	463,681	451,637
Ginnie Mae I Pool 4% 9/15/2040	248,466	241,605
Ginnie Mae I Pool 4% 9/15/2040	203,515	198,027
Ginnie Mae I Pool 4% 9/15/2040	127,454	124,165
Ginnie Mae I Pool 4% 9/15/2040	125,315	122,039
Ginnie Mae I Pool 4% 9/15/2040	52,995	51,619
Ginnie Mae I Pool 4% 9/15/2040	30,771	29,966
Ginnie Mae I Pool 4% 9/15/2040	11,399	11,103
Ginnie Mae I Pool 4% 9/15/2040	5,786	5,635
Ginnie Mae I Pool 4% 9/15/2040	2,916	2,839
Ginnie Mae I Pool 4% 9/15/2041	2,397,067	2,328,940
Ginnie Mae I Pool 4% 9/15/2041	672,492	653,488
Ginnie Mae I Pool 4% 9/15/2041	282,460	274,569
Ginnie Mae I Pool 4% 9/15/2041	222,278	216,541
Ginnie Mae I Pool 4% 9/15/2041	222,296	215,903
Ginnie Mae I Pool 4% 9/15/2041	74,654	72,569
Ginnie Mae I Pool 4% 9/15/2041	70,646	68,672
Ginnie Mae I Pool 4% 9/15/2041	60,888	59,236
Ginnie Mae I Pool 4% 9/15/2041	50,075	48,644
Ginnie Mae I Pool 4% 9/15/2041	43,128	41,845
Ginnie Mae I Pool 4% 9/15/2041	15,766	15,284
Ginnie Mae I Pool 4% 9/15/2041	14,230	13,793
Ginnie Mae I Pool 4% 9/15/2041	7,387	7,210
Ginnie Mae I Pool 4.25% 1/20/2046	274,753	266,451
Ginnie Mae I Pool 4.5% 1/15/2039	243,665	244,088
Ginnie Mae I Pool 4.5% 1/15/2040	2,591,004	2,597,652
Ginnie Mae I Pool 4.5% 1/15/2040	278,473	279,230
Ginnie Mae I Pool 4.5% 1/15/2040	181,591	181,972
Ginnie Mae I Pool 4.5% 1/15/2040	67,214	67,345
Ginnie Mae I Pool 4.5% 10/15/2039	181,602	182,096
Ginnie Mae I Pool 4.5% 10/15/2039	124,608	124,761
Ginnie Mae I Pool 4.5% 11/15/2039	821,810	822,883
Ginnie Mae I Pool 4.5% 11/15/2039	333,823	334,518
Ginnie Mae I Pool 4.5% 11/15/2039	292,835	293,617
Ginnie Mae I Pool 4.5% 11/15/2039	161,120	161,534
Ginnie Mae I Pool 4.5% 11/15/2039	148,721	149,140
Ginnie Mae I Pool 4.5% 11/15/2039	51,825	51,983
Ginnie Mae I Pool 4.5% 11/15/2039	4,337	4,345
Ginnie Mae I Pool 4.5% 11/20/2052	30,888,281	30,382,872
Ginnie Mae I Pool 4.5% 12/15/2039	1,236,363	1,239,724
Ginnie Mae I Pool 4.5% 12/15/2039	768,734	770,667
Ginnie Mae I Pool 4.5% 12/15/2039	580,464	581,923
Ginnie Mae I Pool 4.5% 12/15/2039	300,761	301,440
Ginnie Mae I Pool 4.5% 12/15/2039	238,952	239,613
Ginnie Mae I Pool 4.5% 12/15/2039	168,587	169,062
Ginnie Mae I Pool 4.5% 12/15/2039	152,456	153,099
Ginnie Mae I Pool 4.5% 12/15/2039	122,451	122,856
Ginnie Mae I Pool 4.5% 12/15/2039	97,808	98,176
Ginnie Mae I Pool 4.5% 12/15/2039	90,646	90,915
Ginnie Mae I Pool 4.5% 12/15/2040	93,417	93,559
Ginnie Mae I Pool 4.5% 2/15/2040	629,307	629,711
Ginnie Mae I Pool 4.5% 2/15/2040	530,506	531,785
Ginnie Mae I Pool 4.5% 2/15/2040	412,602	413,785
Ginnie Mae I Pool 4.5% 2/15/2040	219,602	220,286
Ginnie Mae I Pool 4.5% 2/15/2040	193,476	194,001
Ginnie Mae I Pool 4.5% 2/15/2040	186,194	186,565
Ginnie Mae I Pool 4.5% 2/15/2040	107,745	108,021
Ginnie Mae I Pool 4.5% 2/15/2040	106,528	106,807
Ginnie Mae I Pool 4.5% 2/15/2040	70,324	70,501
Ginnie Mae I Pool 4.5% 2/15/2040	35,577	35,674
Ginnie Mae I Pool 4.5% 2/15/2040	5,119	5,137
Ginnie Mae I Pool 4.5% 2/15/2041	175,274	175,705
Ginnie Mae I Pool 4.5% 2/15/2041	72,536	72,635
Ginnie Mae I Pool 4.5% 3/15/2039	29,935	30,030
Ginnie Mae I Pool 4.5% 3/15/2040	983,600	984,451
Ginnie Mae I Pool 4.5% 3/15/2040	141,789	142,203
Ginnie Mae I Pool 4.5% 3/15/2040	127,705	127,973
Ginnie Mae I Pool 4.5% 3/15/2040	87,452	87,508
Ginnie Mae I Pool 4.5% 3/15/2041	3,390,395	3,394,815
Ginnie Mae I Pool 4.5% 3/15/2041	169,103	169,485
Ginnie Mae I Pool 4.5% 3/15/2041	11,965	11,969
Ginnie Mae I Pool 4.5% 4/15/2039	704,853	705,823
Ginnie Mae I Pool 4.5% 4/15/2039	589,325	590,136
Ginnie Mae I Pool 4.5% 4/15/2040	354,957	355,316
Ginnie Mae I Pool 4.5% 4/15/2040	270,354	270,766
Ginnie Mae I Pool 4.5% 4/15/2040	154,927	155,173
Ginnie Mae I Pool 4.5% 4/15/2040	63,360	63,392
Ginnie Mae I Pool 4.5% 4/15/2040	61,901	61,932
Ginnie Mae I Pool 4.5% 4/15/2040	43,591	43,718
Ginnie Mae I Pool 4.5% 4/15/2040	28,182	28,248
Ginnie Mae I Pool 4.5% 4/15/2041	226,184	226,575
Ginnie Mae I Pool 4.5% 4/15/2041	158,553	158,572
Ginnie Mae I Pool 4.5% 4/15/2041	91,304	91,597
Ginnie Mae I Pool 4.5% 4/15/2041	90,021	90,279
Ginnie Mae I Pool 4.5% 4/15/2041	60,128	60,251
Ginnie Mae I Pool 4.5% 4/15/2041	1,283	1,283
Ginnie Mae I Pool 4.5% 4/20/2040	62,200	62,084
Ginnie Mae I Pool 4.5% 4/20/2053	2,109,700	2,073,202
Ginnie Mae I Pool 4.5% 5/15/2039	777,994	780,303
Ginnie Mae I Pool 4.5% 5/15/2039	198,811	199,430
Ginnie Mae I Pool 4.5% 5/15/2039	92,796	93,081
Ginnie Mae I Pool 4.5% 5/15/2039	90,448	90,618
Ginnie Mae I Pool 4.5% 5/15/2040	661,564	663,193
Ginnie Mae I Pool 4.5% 5/15/2040	146,478	146,794
Ginnie Mae I Pool 4.5% 5/15/2040	80,902	81,072
Ginnie Mae I Pool 4.5% 5/15/2040	44,364	44,476
Ginnie Mae I Pool 4.5% 5/15/2041	123,076	123,360
Ginnie Mae I Pool 4.5% 5/15/2041	89,964	90,086
Ginnie Mae I Pool 4.5% 5/15/2041	1,744	1,743
Ginnie Mae I Pool 4.5% 6/15/2039	4,452,443	4,460,166
Ginnie Mae I Pool 4.5% 6/15/2039	255,922	256,681
Ginnie Mae I Pool 4.5% 6/15/2039	102,314	102,582
Ginnie Mae I Pool 4.5% 6/15/2039	48,217	48,331
Ginnie Mae I Pool 4.5% 6/15/2039	32,493	32,586
Ginnie Mae I Pool 4.5% 6/15/2039	19,978	20,061
Ginnie Mae I Pool 4.5% 6/15/2039	16,893	16,957
Ginnie Mae I Pool 4.5% 6/15/2039	8,487	8,511
Ginnie Mae I Pool 4.5% 6/15/2040	1,649,698	1,653,846
Ginnie Mae I Pool 4.5% 6/15/2040	1,532,152	1,533,703
Ginnie Mae I Pool 4.5% 6/15/2040	658,944	660,397
Ginnie Mae I Pool 4.5% 6/15/2040	357,860	358,741
Ginnie Mae I Pool 4.5% 6/15/2040	352,741	353,573
Ginnie Mae I Pool 4.5% 6/15/2040	100,826	101,075
Ginnie Mae I Pool 4.5% 6/15/2040	81,289	81,480
Ginnie Mae I Pool 4.5% 6/15/2040	39,938	40,036
Ginnie Mae I Pool 4.5% 6/15/2040	5,372	5,395
Ginnie Mae I Pool 4.5% 6/15/2041	73,368	73,499
Ginnie Mae I Pool 4.5% 6/15/2041	16,688	16,748
Ginnie Mae I Pool 4.5% 7/15/2033	2,252	2,264
Ginnie Mae I Pool 4.5% 7/15/2039	462,635	464,075
Ginnie Mae I Pool 4.5% 7/15/2039	79,635	79,745
Ginnie Mae I Pool 4.5% 7/15/2039	67,736	67,937
Ginnie Mae I Pool 4.5% 7/15/2039	17,523	17,572
Ginnie Mae I Pool 4.5% 7/20/2040	120,798	120,522
Ginnie Mae I Pool 4.5% 7/20/2041	52,650	52,708
Ginnie Mae I Pool 4.5% 8/15/2039	1,683,833	1,688,830
Ginnie Mae I Pool 4.5% 8/15/2039	1,361,623	1,365,324
Ginnie Mae I Pool 4.5% 8/15/2039	522,955	524,376
Ginnie Mae I Pool 4.5% 8/15/2039	311,781	312,737
Ginnie Mae I Pool 4.5% 8/15/2039	244,804	245,482
Ginnie Mae I Pool 4.5% 8/15/2039	11,720	11,757
Ginnie Mae I Pool 4.5% 8/15/2040	404,402	405,293
Ginnie Mae I Pool 4.5% 8/15/2040	91,241	91,242
Ginnie Mae I Pool 4.5% 9/15/2039	845,728	848,154
Ginnie Mae I Pool 4.5% 9/15/2039	764,767	765,985
Ginnie Mae I Pool 4.5% 9/15/2039	243,433	244,070
Ginnie Mae I Pool 4.5% 9/15/2039	84,457	84,665
Ginnie Mae I Pool 4.5% 9/15/2039	7,840	7,857
Ginnie Mae I Pool 4.5% 9/15/2040	272,558	273,073
Ginnie Mae I Pool 4.5% 9/15/2040	167,277	167,558
Ginnie Mae I Pool 4.5% 9/15/2040	137,326	137,657
Ginnie Mae I Pool 4.5% 9/15/2041	60,452	60,573
Ginnie Mae I Pool 4.5% 9/20/2040	1,719,158	1,722,113
Ginnie Mae I Pool 4.75% 7/15/2040	288,990	291,419
Ginnie Mae I Pool 4.875% 12/15/2039	168,139	172,192
Ginnie Mae I Pool 4.875% 9/15/2039	856,354	867,506
Ginnie Mae I Pool 4.875% 9/15/2039	611,074	619,001
Ginnie Mae I Pool 4.875% 9/15/2039	597,120	604,771
Ginnie Mae I Pool 5% 1/15/2034	2,592	2,637
Ginnie Mae I Pool 5% 1/15/2035	5,306	5,409
Ginnie Mae I Pool 5% 1/15/2035	100	102
Ginnie Mae I Pool 5% 1/15/2036	3,014	3,074
Ginnie Mae I Pool 5% 1/15/2039	142,109	144,834
Ginnie Mae I Pool 5% 1/15/2040	4,124,265	4,211,879
Ginnie Mae I Pool 5% 1/20/2035	1,618,699	1,646,525
Ginnie Mae I Pool 5% 10/15/2033	12,800	13,037
Ginnie Mae I Pool 5% 10/15/2033	5,562	5,660
Ginnie Mae I Pool 5% 10/15/2033	3,490	3,549
Ginnie Mae I Pool 5% 10/15/2033	273	278
Ginnie Mae I Pool 5% 10/15/2034	15,940	16,219
Ginnie Mae I Pool 5% 10/15/2035	798	814
Ginnie Mae I Pool 5% 10/15/2036	1,041	1,063
Ginnie Mae I Pool 5% 10/15/2039	21,792	22,252
Ginnie Mae I Pool 5% 10/15/2039	1,308	1,335
Ginnie Mae I Pool 5% 10/15/2040	12,399	12,661
Ginnie Mae I Pool 5% 10/20/2038	20,736	21,128
Ginnie Mae I Pool 5% 11/15/2033	31,215	31,779
Ginnie Mae I Pool 5% 11/15/2033	25,915	26,286
Ginnie Mae I Pool 5% 11/15/2033	15,880	16,154
Ginnie Mae I Pool 5% 11/15/2033	9,631	9,796
Ginnie Mae I Pool 5% 11/15/2034	445	453
Ginnie Mae I Pool 5% 11/15/2035	31,679	32,258
Ginnie Mae I Pool 5% 11/15/2035	23,511	23,973
Ginnie Mae I Pool 5% 11/15/2035	4,657	4,741
Ginnie Mae I Pool 5% 11/15/2039	2,349,650	2,399,172
Ginnie Mae I Pool 5% 11/15/2039	18,589	18,982
Ginnie Mae I Pool 5% 11/15/2039	11,916	12,168
Ginnie Mae I Pool 5% 11/15/2039	11,128	11,363
Ginnie Mae I Pool 5% 12/15/2033	9,934	10,102
Ginnie Mae I Pool 5% 12/15/2033	4,940	5,022
Ginnie Mae I Pool 5% 12/15/2034	6,277	6,399
Ginnie Mae I Pool 5% 12/15/2034	499	509
Ginnie Mae I Pool 5% 12/20/2034	732,389	743,921
Ginnie Mae I Pool 5% 2/15/2034	23,204	23,628
Ginnie Mae I Pool 5% 2/15/2035	376	384
Ginnie Mae I Pool 5% 2/15/2039	12,689	12,957
Ginnie Mae I Pool 5% 2/15/2040	5,726	5,829
Ginnie Mae I Pool 5% 2/15/2040	2,652	2,708
Ginnie Mae I Pool 5% 2/20/2035	1,564	1,591
Ginnie Mae I Pool 5% 3/15/2035	47,481	48,404
Ginnie Mae I Pool 5% 3/15/2036	206,351	210,362
Ginnie Mae I Pool 5% 3/15/2036	63,033	63,945
Ginnie Mae I Pool 5% 3/15/2036	19,633	20,030
Ginnie Mae I Pool 5% 3/15/2036	463	472
Ginnie Mae I Pool 5% 3/15/2038	6,071	6,198
Ginnie Mae I Pool 5% 3/15/2039	2,296	2,344
Ginnie Mae I Pool 5% 3/15/2040	11,675	11,922
Ginnie Mae I Pool 5% 4/15/2033	10,350	10,523
Ginnie Mae I Pool 5% 4/15/2033	7,709	7,837
Ginnie Mae I Pool 5% 4/15/2034	2,606	2,647
Ginnie Mae I Pool 5% 4/15/2034	1,050	1,069
Ginnie Mae I Pool 5% 4/15/2035	60,530	61,659
Ginnie Mae I Pool 5% 4/15/2035	3,091	3,147
Ginnie Mae I Pool 5% 4/15/2035	2,218	2,260
Ginnie Mae I Pool 5% 4/15/2036	7,259	7,407
Ginnie Mae I Pool 5% 4/15/2041	205,098	209,455
Ginnie Mae I Pool 5% 4/20/2048	1,981,580	2,017,959
Ginnie Mae I Pool 5% 5/15/2033	98,815	100,439
Ginnie Mae I Pool 5% 5/15/2033	53,948	54,857
Ginnie Mae I Pool 5% 5/15/2033	13,988	14,222
Ginnie Mae I Pool 5% 5/15/2033	578	588
Ginnie Mae I Pool 5% 5/15/2034	475,361	483,834
Ginnie Mae I Pool 5% 5/15/2034	6,038	6,148
Ginnie Mae I Pool 5% 5/15/2034	3,244	3,304
Ginnie Mae I Pool 5% 5/15/2034	645	656
Ginnie Mae I Pool 5% 5/15/2034	542	552
Ginnie Mae I Pool 5% 5/15/2035	735	749
Ginnie Mae I Pool 5% 5/15/2036	2,850	2,886
Ginnie Mae I Pool 5% 5/15/2040	38,005	38,807
Ginnie Mae I Pool 5% 5/15/2040	20,326	20,758
Ginnie Mae I Pool 5% 6/15/2033	7,093	7,212
Ginnie Mae I Pool 5% 6/15/2033	6,659	6,772
Ginnie Mae I Pool 5% 6/15/2033	3,057	3,112
Ginnie Mae I Pool 5% 6/15/2033	2,723	2,762
Ginnie Mae I Pool 5% 6/15/2034	7,888	8,035
Ginnie Mae I Pool 5% 6/15/2034	1,886	1,921
Ginnie Mae I Pool 5% 6/15/2034	694	708
Ginnie Mae I Pool 5% 6/15/2034	334	340
Ginnie Mae I Pool 5% 6/15/2035	1,740	1,774
Ginnie Mae I Pool 5% 6/15/2035	976	994
Ginnie Mae I Pool 5% 6/15/2036	41,178	41,995
Ginnie Mae I Pool 5% 6/15/2036	2,540	2,591
Ginnie Mae I Pool 5% 6/15/2040	3,318,448	3,388,565
Ginnie Mae I Pool 5% 6/15/2040	2,626	2,682
Ginnie Mae I Pool 5% 6/15/2040	1,994	2,036
Ginnie Mae I Pool 5% 7/15/2033	3,007	3,047
Ginnie Mae I Pool 5% 7/15/2033	792	805
Ginnie Mae I Pool 5% 7/15/2033	336	342
Ginnie Mae I Pool 5% 7/15/2033	296	301
Ginnie Mae I Pool 5% 7/15/2034	14,620	14,882
Ginnie Mae I Pool 5% 7/15/2034	1,180	1,203
Ginnie Mae I Pool 5% 7/15/2035	208,882	212,873
Ginnie Mae I Pool 5% 7/15/2035	8,552	8,712
Ginnie Mae I Pool 5% 7/15/2040	1,150,367	1,174,820
Ginnie Mae I Pool 5% 7/15/2040	42,178	43,069
Ginnie Mae I Pool 5% 7/15/2040	23,230	23,722
Ginnie Mae I Pool 5% 8/15/2033	119,395	121,341
Ginnie Mae I Pool 5% 8/15/2033	72,720	73,973
Ginnie Mae I Pool 5% 8/15/2033	30,958	31,480
Ginnie Mae I Pool 5% 8/15/2033	26,622	27,109
Ginnie Mae I Pool 5% 8/15/2033	13,959	14,192
Ginnie Mae I Pool 5% 8/15/2033	11,875	12,081
Ginnie Mae I Pool 5% 8/15/2033	2,194	2,228
Ginnie Mae I Pool 5% 8/15/2033	959	975
Ginnie Mae I Pool 5% 8/15/2033	606	616
Ginnie Mae I Pool 5% 8/15/2035	4,084	4,165
Ginnie Mae I Pool 5% 8/15/2035	1,686	1,719
Ginnie Mae I Pool 5% 8/20/2040	573,701	583,444
Ginnie Mae I Pool 5% 9/15/2033	122,615	124,786
Ginnie Mae I Pool 5% 9/15/2033	87,000	88,571
Ginnie Mae I Pool 5% 9/15/2033	4,669	4,750
Ginnie Mae I Pool 5% 9/15/2035	10,166	10,369
Ginnie Mae I Pool 5% 9/15/2036	188,762	192,486
Ginnie Mae I Pool 5% 9/15/2036	39,416	40,132
Ginnie Mae I Pool 5% 9/15/2039	1,050,750	1,072,822
Ginnie Mae I Pool 5% 9/15/2039	8,627	8,808
Ginnie Mae I Pool 5% 9/15/2040	11,367	11,608
Ginnie Mae I Pool 5.09% 11/15/2036	102,417	104,305
Ginnie Mae I Pool 5.09% 11/15/2036	34,919	35,617
Ginnie Mae I Pool 5.09% 4/15/2036	49,665	50,645
Ginnie Mae I Pool 5.09% 5/15/2036	180,614	184,089
Ginnie Mae I Pool 5.09% 5/15/2036	91,933	93,748
Ginnie Mae I Pool 5.09% 5/15/2036	51,893	52,879
Ginnie Mae I Pool 5.09% 6/15/2036	234,729	239,157
Ginnie Mae I Pool 5.09% 6/15/2036	183,592	187,090
Ginnie Mae I Pool 5.09% 7/15/2036	174,571	177,967
Ginnie Mae I Pool 5.09% 7/15/2036	97,527	99,476
Ginnie Mae I Pool 5.09% 7/15/2036	75,220	76,726
Ginnie Mae I Pool 5.09% 7/15/2036	42,024	42,856
Ginnie Mae I Pool 5.09% 8/15/2036	178,218	181,744
Ginnie Mae I Pool 5.09% 8/15/2036	93,295	95,137
Ginnie Mae I Pool 5.09% 8/15/2036	91,789	93,560
Ginnie Mae I Pool 5.09% 9/15/2036	138,787	141,556
Ginnie Mae I Pool 5.15% 2/15/2036	80,491	82,224
Ginnie Mae I Pool 5.2% 7/15/2036	37,770	38,592
Ginnie Mae I Pool 5.25% 4/15/2036	36,018	36,870
Ginnie Mae I Pool 5.25% 5/15/2036	72,187	73,783
Ginnie Mae I Pool 5.35% 1/20/2030	126,587	128,144
Ginnie Mae I Pool 5.35% 1/20/2030	77,865	78,846
Ginnie Mae I Pool 5.35% 10/20/2029	78,862	79,855
Ginnie Mae I Pool 5.35% 10/20/2030	10,996	11,150
Ginnie Mae I Pool 5.35% 11/20/2029	192,807	195,064
Ginnie Mae I Pool 5.35% 11/20/2030	35,820	36,369
Ginnie Mae I Pool 5.35% 11/20/2030	25,788	26,227
Ginnie Mae I Pool 5.35% 12/20/2029	295,114	298,657
Ginnie Mae I Pool 5.35% 12/20/2030	33,697	34,160
Ginnie Mae I Pool 5.35% 12/20/2030	30,853	31,333
Ginnie Mae I Pool 5.35% 12/20/2030	30,391	30,887
Ginnie Mae I Pool 5.35% 3/20/2030	22,800	23,093
Ginnie Mae I Pool 5.35% 4/20/2029	65,577	66,305
Ginnie Mae I Pool 5.35% 4/20/2030	57,265	57,790
Ginnie Mae I Pool 5.35% 5/20/2029	33,692	34,056
Ginnie Mae I Pool 5.35% 5/20/2030	34,363	34,678
Ginnie Mae I Pool 5.35% 6/20/2029	134,519	136,053
Ginnie Mae I Pool 5.35% 6/20/2030	45,930	46,560
Ginnie Mae I Pool 5.35% 7/20/2029	58,877	59,548
Ginnie Mae I Pool 5.35% 7/20/2030	83,307	84,428
Ginnie Mae I Pool 5.35% 7/20/2030	32,316	32,742
Ginnie Mae I Pool 5.35% 8/20/2029	26,523	26,792
Ginnie Mae I Pool 5.35% 9/20/2029	57,134	57,785
Ginnie Mae I Pool 5.35% 9/20/2030	64,416	65,435
Ginnie Mae I Pool 5.39% 5/15/2036	38,405	39,549
Ginnie Mae I Pool 5.45% 2/15/2037	242,387	250,041
Ginnie Mae I Pool 5.45% 2/15/2037	106,750	110,054
Ginnie Mae I Pool 5.5% 1/15/2035	7,843	8,065
Ginnie Mae I Pool 5.5% 10/15/2032	83,193	85,070
Ginnie Mae I Pool 5.5% 10/15/2034	62,203	63,954
Ginnie Mae I Pool 5.5% 10/15/2038	376,925	388,923
Ginnie Mae I Pool 5.5% 11/15/2033	63,594	65,302
Ginnie Mae I Pool 5.5% 11/15/2034	1,038	1,037
Ginnie Mae I Pool 5.5% 12/15/2033	31,230	32,060
Ginnie Mae I Pool 5.5% 12/15/2034	553	568
Ginnie Mae I Pool 5.5% 2/15/2034	3,540	3,637
Ginnie Mae I Pool 5.5% 2/15/2034	225	231
Ginnie Mae I Pool 5.5% 2/15/2038	1,958	2,020
Ginnie Mae I Pool 5.5% 2/15/2039	92,678	95,657
Ginnie Mae I Pool 5.5% 3/15/2034	124,175	127,560
Ginnie Mae I Pool 5.5% 3/15/2035	32,573	33,508
Ginnie Mae I Pool 5.5% 3/15/2039	22,281	22,976
Ginnie Mae I Pool 5.5% 3/20/2054	6,792,587	6,971,329
Ginnie Mae I Pool 5.5% 4/15/2033	21,427	21,974
Ginnie Mae I Pool 5.5% 4/15/2034	90,196	92,643
Ginnie Mae I Pool 5.5% 4/15/2034	32,222	33,078
Ginnie Mae I Pool 5.5% 4/15/2034	19,913	20,450
Ginnie Mae I Pool 5.5% 4/15/2034	7,768	7,981
Ginnie Mae I Pool 5.5% 4/15/2035	3,057	3,144
Ginnie Mae I Pool 5.5% 4/15/2038	6,282	6,479
Ginnie Mae I Pool 5.5% 5/15/2033	239,774	245,854
Ginnie Mae I Pool 5.5% 5/15/2034	139,006	142,719
Ginnie Mae I Pool 5.5% 6/15/2034	15,719	16,144
Ginnie Mae I Pool 5.5% 7/15/2033	3,256	3,339
Ginnie Mae I Pool 5.5% 7/15/2035	23,214	23,853
Ginnie Mae I Pool 5.5% 7/20/2040	576,097	596,415
Ginnie Mae I Pool 5.5% 9/15/2033	37,275	38,241
Ginnie Mae I Pool 5.5% 9/15/2038	45,592	47,048
Ginnie Mae I Pool 5.6% 11/15/2036	112,350	115,696
Ginnie Mae I Pool 5.75% 1/20/2040	241,709	250,956
Ginnie Mae I Pool 5.75% 1/20/2040	177,916	184,711
Ginnie Mae I Pool 5.75% 11/20/2039	225,509	234,108
Ginnie Mae I Pool 5.75% 11/20/2039	116,588	120,703
Ginnie Mae I Pool 5.75% 12/20/2039	204,830	212,513
Ginnie Mae I Pool 5.75% 12/20/2039	116,575	121,013
Ginnie Mae I Pool 5.75% 12/20/2039	88,010	91,399
Ginnie Mae I Pool 5.75% 12/20/2039	78,870	81,846
Ginnie Mae I Pool 5.75% 2/20/2040	224,488	233,033
Ginnie Mae I Pool 5.75% 2/20/2040	183,606	190,583
Ginnie Mae I Pool 5.75% 3/20/2040	136,936	142,167
Ginnie Mae I Pool 5.75% 3/20/2040	129,516	134,524
Ginnie Mae I Pool 5.75% 4/20/2040	125,467	130,312
Ginnie Mae I Pool 5.75% 4/20/2040	107,657	111,826
Ginnie Mae I Pool 5.75% 4/20/2040	75,737	78,578
Ginnie Mae I Pool 5.75% 4/20/2040	60,049	61,947
Ginnie Mae I Pool 5.75% 5/20/2040	70,861	73,593
Ginnie Mae I Pool 5.75% 6/20/2040	183,537	190,559
Ginnie Mae I Pool 5.75% 6/20/2040	98,597	102,351
Ginnie Mae I Pool 5.75% 6/20/2040	62,367	64,785
Ginnie Mae I Pool 5.75% 7/20/2040	174,770	181,547
Ginnie Mae I Pool 5.75% 7/20/2040	122,762	127,367
Ginnie Mae I Pool 5.75% 8/20/2040	551,442	572,606
Ginnie Mae I Pool 5.75% 8/20/2040	381,913	396,682
Ginnie Mae I Pool 5.75% 8/20/2040	338,390	351,249
Ginnie Mae I Pool 5.75% 9/20/2039	91,802	95,278
Ginnie Mae I Pool 5.75% 9/20/2040	210,094	218,105
Ginnie Mae I Pool 5.75% 9/20/2040	142,228	147,719
Ginnie Mae I Pool 5.75% 9/20/2040	84,397	87,563
Ginnie Mae I Pool 6% 1/15/2029	6,102	6,244
Ginnie Mae I Pool 6% 1/15/2029	3,346	3,424
Ginnie Mae I Pool 6% 1/15/2032	1,515	1,573
Ginnie Mae I Pool 6% 1/15/2033	42,233	43,825
Ginnie Mae I Pool 6% 1/15/2033	22,843	23,798
Ginnie Mae I Pool 6% 1/15/2033	114	119
Ginnie Mae I Pool 6% 1/15/2034	19,440	20,216
Ginnie Mae I Pool 6% 1/15/2034	18,962	19,735
Ginnie Mae I Pool 6% 10/15/2032	34,614	36,038
Ginnie Mae I Pool 6% 10/15/2033	534,065	555,284
Ginnie Mae I Pool 6% 11/15/2033	100,672	104,881
Ginnie Mae I Pool 6% 11/15/2033	3,961	4,121
Ginnie Mae I Pool 6% 11/15/2036	120,964	126,150
Ginnie Mae I Pool 6% 12/15/2031	32,601	33,748
Ginnie Mae I Pool 6% 12/15/2031	7,772	8,058
Ginnie Mae I Pool 6% 12/15/2032	38,730	40,349
Ginnie Mae I Pool 6% 12/15/2033	73,445	76,415
Ginnie Mae I Pool 6% 12/15/2033	15,577	16,191
Ginnie Mae I Pool 6% 12/15/2033	1,512	1,570
Ginnie Mae I Pool 6% 12/15/2033	1,467	1,525
Ginnie Mae I Pool 6% 12/15/2033	499	519
Ginnie Mae I Pool 6% 12/15/2036	49,097	51,065
Ginnie Mae I Pool 6% 2/15/2031	16,898	17,421
Ginnie Mae I Pool 6% 2/15/2032	12,779	13,268
Ginnie Mae I Pool 6% 2/15/2032	4,205	4,363
Ginnie Mae I Pool 6% 2/15/2033	13,428	13,740
Ginnie Mae I Pool 6% 2/15/2037	22,727	23,689
Ginnie Mae I Pool 6% 3/15/2032	1,092	1,134
Ginnie Mae I Pool 6% 3/15/2032	346	359
Ginnie Mae I Pool 6% 3/15/2039	64,569	67,529
Ginnie Mae I Pool 6% 4/15/2029	45,753	46,761
Ginnie Mae I Pool 6% 4/15/2029	3,561	3,644
Ginnie Mae I Pool 6% 4/15/2031	1,295	1,339
Ginnie Mae I Pool 6% 4/15/2033	1,109	1,152
Ginnie Mae I Pool 6% 4/15/2034	59,174	61,439
Ginnie Mae I Pool 6% 4/15/2034	48,843	50,873
Ginnie Mae I Pool 6% 4/15/2034	20,042	20,826
Ginnie Mae I Pool 6% 5/15/2029	35	36
Ginnie Mae I Pool 6% 6/15/2032	1,001	1,040
Ginnie Mae I Pool 6% 6/15/2034	38,277	39,885
Ginnie Mae I Pool 6% 7/15/2029	277	284
Ginnie Mae I Pool 6% 7/15/2031	65,951	68,189
Ginnie Mae I Pool 6% 7/15/2033	367	379
Ginnie Mae I Pool 6% 7/15/2036	38,018	39,608
Ginnie Mae I Pool 6% 7/15/2036	14,905	15,553
Ginnie Mae I Pool 6% 8/15/2032	44,357	46,135
Ginnie Mae I Pool 6% 8/15/2033	127	128
Ginnie Mae I Pool 6% 9/15/2032	75,429	78,506
Ginnie Mae I Pool 6% 9/15/2033	38,102	39,642
Ginnie Mae I Pool 6.45% 1/15/2032	17,825	18,576
Ginnie Mae I Pool 6.45% 6/15/2032	31,520	33,020
Ginnie Mae I Pool 6.5% 1/15/2028	1,734	1,745
Ginnie Mae I Pool 6.5% 1/15/2039	180,084	190,432
Ginnie Mae I Pool 6.5% 1/15/2039	11,564	12,252
Ginnie Mae I Pool 6.5% 10/15/2028	29,237	30,235
Ginnie Mae I Pool 6.5% 10/15/2028	9,259	9,575
Ginnie Mae I Pool 6.5% 10/15/2028	3,949	4,083
Ginnie Mae I Pool 6.5% 10/15/2028	1,751	1,811
Ginnie Mae I Pool 6.5% 10/15/2037	350,033	369,304
Ginnie Mae I Pool 6.5% 11/15/2028	18,543	19,176
Ginnie Mae I Pool 6.5% 11/15/2028	8,286	8,569
Ginnie Mae I Pool 6.5% 11/15/2028	7,799	8,065
Ginnie Mae I Pool 6.5% 11/15/2028	2,241	2,318
Ginnie Mae I Pool 6.5% 11/15/2029	8,242	8,523
Ginnie Mae I Pool 6.5% 12/15/2027	8,846	9,148
Ginnie Mae I Pool 6.5% 12/15/2027	5,376	5,559
Ginnie Mae I Pool 6.5% 12/15/2028	1,656	1,712
Ginnie Mae I Pool 6.5% 12/15/2028	121	126
Ginnie Mae I Pool 6.5% 12/15/2028	69	71
Ginnie Mae I Pool 6.5% 12/15/2034	290	308
Ginnie Mae I Pool 6.5% 12/15/2036	79,884	84,774
Ginnie Mae I Pool 6.5% 12/15/2038	250,509	265,681
Ginnie Mae I Pool 6.5% 12/15/2038	146,665	155,092
Ginnie Mae I Pool 6.5% 12/15/2038	66,502	70,313
Ginnie Mae I Pool 6.5% 12/15/2038	5,113	5,406
Ginnie Mae I Pool 6.5% 2/15/2028	826	854
Ginnie Mae I Pool 6.5% 3/15/2026	84	84
Ginnie Mae I Pool 6.5% 3/15/2028	2,025	2,095
Ginnie Mae I Pool 6.5% 4/15/2026	123	123
Ginnie Mae I Pool 6.5% 4/15/2026	50	50
Ginnie Mae I Pool 6.5% 4/15/2026	40	40
Ginnie Mae I Pool 6.5% 4/15/2026	33	33
Ginnie Mae I Pool 6.5% 4/15/2026	14	13
Ginnie Mae I Pool 6.5% 4/15/2028	72	73
Ginnie Mae I Pool 6.5% 4/15/2029	1,015	1,050
Ginnie Mae I Pool 6.5% 5/15/2028	1,744	1,804
Ginnie Mae I Pool 6.5% 5/15/2029	2,916	3,016
Ginnie Mae I Pool 6.5% 6/15/2028	1,520	1,572
Ginnie Mae I Pool 6.5% 6/15/2029	1,862	1,925
Ginnie Mae I Pool 6.5% 6/15/2029	1,380	1,428
Ginnie Mae I Pool 6.5% 6/15/2037	77,850	82,495
Ginnie Mae I Pool 6.5% 6/15/2037	5,088	5,384
Ginnie Mae I Pool 6.5% 8/15/2026	468	469
Ginnie Mae I Pool 6.5% 8/15/2027	392	405
Ginnie Mae I Pool 6.5% 8/15/2028	2,350	2,430
Ginnie Mae I Pool 6.5% 8/15/2028	189	189
Ginnie Mae I Pool 6.5% 8/15/2035	3,319	3,432
Ginnie Mae I Pool 6.5% 8/15/2038	115,982	122,697
Ginnie Mae I Pool 6.5% 8/20/2032	2,721	2,826
Ginnie Mae I Pool 6.5% 8/20/2034	39,662	41,484
Ginnie Mae I Pool 6.5% 9/15/2027	586	606
Ginnie Mae I Pool 6.5% 9/15/2028	1,498	1,549
Ginnie Mae I Pool 6.5% 9/15/2028	1,101	1,139
Ginnie Mae I Pool 6.5% 9/15/2028	359	371
Ginnie Mae I Pool 6.5% 9/15/2028	268	277
Ginnie Mae I Pool 6.5% 9/15/2034	207	219
Ginnie Mae I Pool 6.5% 9/15/2038	3,535	3,734
Ginnie Mae I Pool 7% 1/15/2027	1,789	1,795
Ginnie Mae I Pool 7% 1/15/2028	7,504	7,613
Ginnie Mae I Pool 7% 1/15/2028	2,514	2,551
Ginnie Mae I Pool 7% 1/15/2028	2,448	2,484
Ginnie Mae I Pool 7% 1/15/2028	1,676	1,698
Ginnie Mae I Pool 7% 1/15/2028	1,048	1,056
Ginnie Mae I Pool 7% 1/15/2028	603	610
Ginnie Mae I Pool 7% 1/15/2028	593	601
Ginnie Mae I Pool 7% 1/15/2028	548	555
Ginnie Mae I Pool 7% 1/15/2028	524	530
Ginnie Mae I Pool 7% 1/15/2028	485	492
Ginnie Mae I Pool 7% 1/15/2028	465	469
Ginnie Mae I Pool 7% 1/15/2028	420	422
Ginnie Mae I Pool 7% 1/15/2028	236	239
Ginnie Mae I Pool 7% 1/15/2028	153	155
Ginnie Mae I Pool 7% 1/15/2028	143	144
Ginnie Mae I Pool 7% 1/15/2028	92	93
Ginnie Mae I Pool 7% 1/15/2028	41	42
Ginnie Mae I Pool 7% 1/15/2029	6,167	6,298
Ginnie Mae I Pool 7% 1/15/2029	1,488	1,503
Ginnie Mae I Pool 7% 1/15/2029	923	943
Ginnie Mae I Pool 7% 1/15/2030	1,587	1,631
Ginnie Mae I Pool 7% 1/15/2030	801	823
Ginnie Mae I Pool 7% 1/15/2032	9,292	9,631
Ginnie Mae I Pool 7% 1/15/2032	689	714
Ginnie Mae I Pool 7% 10/15/2027	13,994	14,116
Ginnie Mae I Pool 7% 10/15/2027	889	896
Ginnie Mae I Pool 7% 10/15/2027	513	518
Ginnie Mae I Pool 7% 10/15/2027	420	426
Ginnie Mae I Pool 7% 10/15/2027	151	151
Ginnie Mae I Pool 7% 10/15/2028	8,162	8,317
Ginnie Mae I Pool 7% 10/15/2028	5,994	6,115
Ginnie Mae I Pool 7% 10/15/2028	3,286	3,351
Ginnie Mae I Pool 7% 10/15/2028	1,658	1,690
Ginnie Mae I Pool 7% 10/15/2028	1,308	1,328
Ginnie Mae I Pool 7% 10/15/2028	725	734
Ginnie Mae I Pool 7% 10/15/2028	523	527
Ginnie Mae I Pool 7% 10/15/2028	270	272
Ginnie Mae I Pool 7% 10/15/2028	254	259
Ginnie Mae I Pool 7% 10/15/2028	57	57
Ginnie Mae I Pool 7% 10/15/2030	837	863
Ginnie Mae I Pool 7% 10/15/2031	4,895	5,067
Ginnie Mae I Pool 7% 10/15/2031	578	599
Ginnie Mae I Pool 7% 10/15/2031	312	319
Ginnie Mae I Pool 7% 11/15/2026	4	3
Ginnie Mae I Pool 7% 11/15/2027	5,862	5,925
Ginnie Mae I Pool 7% 11/15/2027	799	809
Ginnie Mae I Pool 7% 11/15/2027	318	318
Ginnie Mae I Pool 7% 11/15/2027	305	306
Ginnie Mae I Pool 7% 11/15/2027	28	27
Ginnie Mae I Pool 7% 11/15/2028	2,025	2,057
Ginnie Mae I Pool 7% 11/15/2028	978	996
Ginnie Mae I Pool 7% 11/15/2028	900	918
Ginnie Mae I Pool 7% 11/15/2028	631	638
Ginnie Mae I Pool 7% 11/15/2028	59	60
Ginnie Mae I Pool 7% 11/15/2031	125	130
Ginnie Mae I Pool 7% 12/15/2026	667	670
Ginnie Mae I Pool 7% 12/15/2026	21	20
Ginnie Mae I Pool 7% 12/15/2026	1	0
Ginnie Mae I Pool 7% 12/15/2027	1,423	1,438
Ginnie Mae I Pool 7% 12/15/2027	519	525
Ginnie Mae I Pool 7% 12/15/2027	432	437
Ginnie Mae I Pool 7% 12/15/2027	73	74
Ginnie Mae I Pool 7% 12/15/2028	4,055	4,134
Ginnie Mae I Pool 7% 12/15/2028	2,040	2,071
Ginnie Mae I Pool 7% 12/15/2028	1,425	1,434
Ginnie Mae I Pool 7% 12/15/2028	732	747
Ginnie Mae I Pool 7% 12/15/2028	642	654
Ginnie Mae I Pool 7% 12/15/2028	572	581
Ginnie Mae I Pool 7% 12/15/2028	509	519
Ginnie Mae I Pool 7% 12/15/2028	274	275
Ginnie Mae I Pool 7% 12/15/2029	2,905	2,979
Ginnie Mae I Pool 7% 12/15/2030	6,087	6,286
Ginnie Mae I Pool 7% 12/15/2030	181	187
Ginnie Mae I Pool 7% 12/15/2031	3,566	3,689
Ginnie Mae I Pool 7% 12/15/2031	2,462	2,552
Ginnie Mae I Pool 7% 12/15/2031	1,867	1,931
Ginnie Mae I Pool 7% 12/15/2031	523	541
Ginnie Mae I Pool 7% 2/15/2027	39	39
Ginnie Mae I Pool 7% 2/15/2028	4,879	4,925
Ginnie Mae I Pool 7% 2/15/2028	1,819	1,844
Ginnie Mae I Pool 7% 2/15/2028	1,739	1,758
Ginnie Mae I Pool 7% 2/15/2028	939	951
Ginnie Mae I Pool 7% 2/15/2028	771	781
Ginnie Mae I Pool 7% 2/15/2028	604	610
Ginnie Mae I Pool 7% 2/15/2028	355	358
Ginnie Mae I Pool 7% 2/15/2028	352	356
Ginnie Mae I Pool 7% 2/15/2028	314	318
Ginnie Mae I Pool 7% 2/15/2028	135	136
Ginnie Mae I Pool 7% 2/15/2028	40	40
Ginnie Mae I Pool 7% 2/15/2029	2,728	2,786
Ginnie Mae I Pool 7% 2/15/2029	850	868
Ginnie Mae I Pool 7% 2/15/2029	206	209
Ginnie Mae I Pool 7% 2/15/2032	1,703	1,760
Ginnie Mae I Pool 7% 2/15/2032	927	959
Ginnie Mae I Pool 7% 3/15/2026	15	14
Ginnie Mae I Pool 7% 3/15/2026	5	4
Ginnie Mae I Pool 7% 3/15/2027	281	282
Ginnie Mae I Pool 7% 3/15/2028	1,446	1,468
Ginnie Mae I Pool 7% 3/15/2028	1,447	1,464
Ginnie Mae I Pool 7% 3/15/2028	1,210	1,227
Ginnie Mae I Pool 7% 3/15/2028	1,193	1,208
Ginnie Mae I Pool 7% 3/15/2028	1,035	1,043
Ginnie Mae I Pool 7% 3/15/2028	694	705
Ginnie Mae I Pool 7% 3/15/2028	616	620
Ginnie Mae I Pool 7% 3/15/2028	306	311
Ginnie Mae I Pool 7% 3/15/2028	225	227
Ginnie Mae I Pool 7% 3/15/2028	199	202
Ginnie Mae I Pool 7% 3/15/2028	181	183
Ginnie Mae I Pool 7% 3/15/2029	4,812	4,879
Ginnie Mae I Pool 7% 3/15/2029	704	709
Ginnie Mae I Pool 7% 3/15/2029	346	353
Ginnie Mae I Pool 7% 3/15/2031	3,070	3,167
Ginnie Mae I Pool 7% 3/15/2031	298	306
Ginnie Mae I Pool 7% 3/15/2032	6,482	6,598
Ginnie Mae I Pool 7% 3/15/2032	1,173	1,214
Ginnie Mae I Pool 7% 4/15/2026	48	48
Ginnie Mae I Pool 7% 4/15/2026	5	4
Ginnie Mae I Pool 7% 4/15/2028	3,253	3,298
Ginnie Mae I Pool 7% 4/15/2028	2,854	2,895
Ginnie Mae I Pool 7% 4/15/2028	2,530	2,554
Ginnie Mae I Pool 7% 4/15/2028	1,380	1,403
Ginnie Mae I Pool 7% 4/15/2028	1,173	1,188
Ginnie Mae I Pool 7% 4/15/2028	941	956
Ginnie Mae I Pool 7% 4/15/2028	913	923
Ginnie Mae I Pool 7% 4/15/2028	897	910
Ginnie Mae I Pool 7% 4/15/2028	787	799
Ginnie Mae I Pool 7% 4/15/2028	769	780
Ginnie Mae I Pool 7% 4/15/2028	613	623
Ginnie Mae I Pool 7% 4/15/2028	571	578
Ginnie Mae I Pool 7% 4/15/2028	535	542
Ginnie Mae I Pool 7% 4/15/2028	372	376
Ginnie Mae I Pool 7% 4/15/2028	170	172
Ginnie Mae I Pool 7% 4/15/2028	163	164
Ginnie Mae I Pool 7% 4/15/2028	131	131
Ginnie Mae I Pool 7% 4/15/2029	3,287	3,356
Ginnie Mae I Pool 7% 4/15/2029	1,842	1,877
Ginnie Mae I Pool 7% 4/15/2030	13,951	14,352
Ginnie Mae I Pool 7% 4/15/2030	1,462	1,504
Ginnie Mae I Pool 7% 4/15/2031	13,061	13,488
Ginnie Mae I Pool 7% 4/15/2031	1,930	1,993
Ginnie Mae I Pool 7% 4/15/2031	446	460
Ginnie Mae I Pool 7% 4/15/2031	51	53
Ginnie Mae I Pool 7% 4/15/2032	14,292	14,809
Ginnie Mae I Pool 7% 4/15/2032	214	220
Ginnie Mae I Pool 7% 4/15/2032	40	41
Ginnie Mae I Pool 7% 4/20/2032	161,740	168,254
Ginnie Mae I Pool 7% 5/15/2026	5	4
Ginnie Mae I Pool 7% 5/15/2026	2	1
Ginnie Mae I Pool 7% 5/15/2027	512	515
Ginnie Mae I Pool 7% 5/15/2027	154	155
Ginnie Mae I Pool 7% 5/15/2028	4,212	4,282
Ginnie Mae I Pool 7% 5/15/2028	1,473	1,490
Ginnie Mae I Pool 7% 5/15/2028	1,027	1,044
Ginnie Mae I Pool 7% 5/15/2028	704	714
Ginnie Mae I Pool 7% 5/15/2028	626	635
Ginnie Mae I Pool 7% 5/15/2028	498	506
Ginnie Mae I Pool 7% 5/15/2028	417	423
Ginnie Mae I Pool 7% 5/15/2028	219	219
Ginnie Mae I Pool 7% 5/15/2028	171	173
Ginnie Mae I Pool 7% 5/15/2028	25	25
Ginnie Mae I Pool 7% 5/15/2029	3,458	3,533
Ginnie Mae I Pool 7% 5/15/2031	3,731	3,847
Ginnie Mae I Pool 7% 5/15/2031	295	305
Ginnie Mae I Pool 7% 5/15/2032	40,849	42,025
Ginnie Mae I Pool 7% 5/15/2032	3,123	3,236
Ginnie Mae I Pool 7% 5/15/2032	130	135
Ginnie Mae I Pool 7% 6/15/2026	80	80
Ginnie Mae I Pool 7% 6/15/2027	111	111
Ginnie Mae I Pool 7% 6/15/2028	5,468	5,563
Ginnie Mae I Pool 7% 6/15/2028	2,234	2,264
Ginnie Mae I Pool 7% 6/15/2028	1,772	1,801
Ginnie Mae I Pool 7% 6/15/2028	1,301	1,323
Ginnie Mae I Pool 7% 6/15/2028	1,164	1,181
Ginnie Mae I Pool 7% 6/15/2028	1,127	1,145
Ginnie Mae I Pool 7% 6/15/2028	1,062	1,079
Ginnie Mae I Pool 7% 6/15/2028	915	931
Ginnie Mae I Pool 7% 6/15/2028	903	906
Ginnie Mae I Pool 7% 6/15/2028	871	883
Ginnie Mae I Pool 7% 6/15/2028	796	807
Ginnie Mae I Pool 7% 6/15/2028	468	476
Ginnie Mae I Pool 7% 6/15/2028	432	437
Ginnie Mae I Pool 7% 6/15/2028	429	430
Ginnie Mae I Pool 7% 6/15/2028	413	420
Ginnie Mae I Pool 7% 6/15/2028	385	391
Ginnie Mae I Pool 7% 6/15/2028	297	302
Ginnie Mae I Pool 7% 6/15/2028	297	302
Ginnie Mae I Pool 7% 6/15/2028	251	254
Ginnie Mae I Pool 7% 6/15/2028	191	192
Ginnie Mae I Pool 7% 6/15/2028	130	132
Ginnie Mae I Pool 7% 6/15/2028	48	49
Ginnie Mae I Pool 7% 6/15/2029	3,298	3,377
Ginnie Mae I Pool 7% 6/15/2029	2,601	2,656
Ginnie Mae I Pool 7% 6/15/2029	393	395
Ginnie Mae I Pool 7% 6/15/2029	41	42
Ginnie Mae I Pool 7% 6/15/2029	29	29
Ginnie Mae I Pool 7% 6/15/2029	26	26
Ginnie Mae I Pool 7% 6/15/2030	108	111
Ginnie Mae I Pool 7% 6/15/2031	5,413	5,595
Ginnie Mae I Pool 7% 6/15/2031	4,099	4,241
Ginnie Mae I Pool 7% 6/15/2032	34,688	35,904
Ginnie Mae I Pool 7% 6/15/2032	14,508	14,932
Ginnie Mae I Pool 7% 6/15/2032	13,473	13,984
Ginnie Mae I Pool 7% 6/15/2032	7,962	8,269
Ginnie Mae I Pool 7% 6/15/2032	7,407	7,695
Ginnie Mae I Pool 7% 6/15/2032	961	998
Ginnie Mae I Pool 7% 7/15/2026	86	86
Ginnie Mae I Pool 7% 7/15/2028	4,015	4,084
Ginnie Mae I Pool 7% 7/15/2028	3,779	3,847
Ginnie Mae I Pool 7% 7/15/2028	2,880	2,922
Ginnie Mae I Pool 7% 7/15/2028	2,301	2,343
Ginnie Mae I Pool 7% 7/15/2028	1,806	1,836
Ginnie Mae I Pool 7% 7/15/2028	1,777	1,804
Ginnie Mae I Pool 7% 7/15/2028	1,775	1,787
Ginnie Mae I Pool 7% 7/15/2028	1,321	1,341
Ginnie Mae I Pool 7% 7/15/2028	1,143	1,146
Ginnie Mae I Pool 7% 7/15/2028	1,076	1,093
Ginnie Mae I Pool 7% 7/15/2028	941	958
Ginnie Mae I Pool 7% 7/15/2028	752	766
Ginnie Mae I Pool 7% 7/15/2028	750	761
Ginnie Mae I Pool 7% 7/15/2028	576	578
Ginnie Mae I Pool 7% 7/15/2028	381	388
Ginnie Mae I Pool 7% 7/15/2028	305	308
Ginnie Mae I Pool 7% 7/15/2028	173	173
Ginnie Mae I Pool 7% 7/15/2028	107	107
Ginnie Mae I Pool 7% 7/15/2028	51	51
Ginnie Mae I Pool 7% 7/15/2029	3,939	4,033
Ginnie Mae I Pool 7% 7/15/2029	357	365
Ginnie Mae I Pool 7% 7/15/2029	193	198
Ginnie Mae I Pool 7% 7/15/2029	169	172
Ginnie Mae I Pool 7% 7/15/2030	1,054	1,077
Ginnie Mae I Pool 7% 7/15/2031	4,591	4,752
Ginnie Mae I Pool 7% 7/15/2031	1,494	1,545
Ginnie Mae I Pool 7% 7/15/2032	36,827	38,260
Ginnie Mae I Pool 7% 7/15/2032	25,425	26,335
Ginnie Mae I Pool 7% 7/15/2032	6,750	7,006
Ginnie Mae I Pool 7% 7/15/2032	2,079	2,156
Ginnie Mae I Pool 7% 7/15/2032	1,902	1,970
Ginnie Mae I Pool 7% 7/15/2032	271	280
Ginnie Mae I Pool 7% 7/20/2032	114,853	119,239
Ginnie Mae I Pool 7% 8/15/2027	4,713	4,751
Ginnie Mae I Pool 7% 8/15/2027	400	404
Ginnie Mae I Pool 7% 8/15/2027	193	194
Ginnie Mae I Pool 7% 8/15/2028	6,637	6,751
Ginnie Mae I Pool 7% 8/15/2028	4,341	4,400
Ginnie Mae I Pool 7% 8/15/2028	3,775	3,835
Ginnie Mae I Pool 7% 8/15/2028	1,153	1,171
Ginnie Mae I Pool 7% 8/15/2028	1,082	1,102
Ginnie Mae I Pool 7% 8/15/2028	961	973
Ginnie Mae I Pool 7% 8/15/2028	928	942
Ginnie Mae I Pool 7% 8/15/2028	875	891
Ginnie Mae I Pool 7% 8/15/2028	699	712
Ginnie Mae I Pool 7% 8/15/2028	689	701
Ginnie Mae I Pool 7% 8/15/2028	496	502
Ginnie Mae I Pool 7% 8/15/2028	293	296
Ginnie Mae I Pool 7% 8/15/2028	244	247
Ginnie Mae I Pool 7% 8/15/2028	242	246
Ginnie Mae I Pool 7% 8/15/2028	169	171
Ginnie Mae I Pool 7% 8/15/2028	151	153
Ginnie Mae I Pool 7% 8/15/2029	2,036	2,088
Ginnie Mae I Pool 7% 8/15/2029	414	424
Ginnie Mae I Pool 7% 8/15/2031	11,629	12,028
Ginnie Mae I Pool 7% 8/15/2031	1,427	1,477
Ginnie Mae I Pool 7% 8/15/2031	491	508
Ginnie Mae I Pool 7% 8/15/2032	6,861	7,098
Ginnie Mae I Pool 7% 8/15/2032	4,072	4,223
Ginnie Mae I Pool 7% 8/15/2032	516	521
Ginnie Mae I Pool 7% 9/15/2027	12	11
Ginnie Mae I Pool 7% 9/15/2028	2,681	2,732
Ginnie Mae I Pool 7% 9/15/2028	2,134	2,169
Ginnie Mae I Pool 7% 9/15/2028	1,354	1,376
Ginnie Mae I Pool 7% 9/15/2028	995	1,004
Ginnie Mae I Pool 7% 9/15/2028	824	833
Ginnie Mae I Pool 7% 9/15/2028	666	676
Ginnie Mae I Pool 7% 9/15/2028	478	487
Ginnie Mae I Pool 7% 9/15/2028	350	356
Ginnie Mae I Pool 7% 9/15/2028	237	240
Ginnie Mae I Pool 7% 9/15/2029	253	259
Ginnie Mae I Pool 7% 9/15/2031	1,988	2,045
Ginnie Mae I Pool 7.25% 9/15/2027	4,209	4,230
Ginnie Mae I Pool 7.25% 9/15/2027	1,565	1,580
Ginnie Mae I Pool 7.395% 12/20/2026	7,113	7,146
Ginnie Mae I Pool 7.395% 2/20/2027	2,641	2,656
Ginnie Mae I Pool 7.395% 9/20/2026	3,205	3,214
Ginnie Mae I Pool 7.5% 1/15/2027	1,244	1,255
Ginnie Mae I Pool 7.5% 1/15/2027	843	847
Ginnie Mae I Pool 7.5% 1/15/2028	3,211	3,234
Ginnie Mae I Pool 7.5% 1/15/2028	1,923	1,961
Ginnie Mae I Pool 7.5% 1/15/2029	2,474	2,530
Ginnie Mae I Pool 7.5% 1/15/2029	535	538
Ginnie Mae I Pool 7.5% 1/15/2031	7,901	8,235
Ginnie Mae I Pool 7.5% 1/15/2031	5,039	5,265
Ginnie Mae I Pool 7.5% 10/15/2027	1,240	1,259
Ginnie Mae I Pool 7.5% 10/15/2028	10,536	10,827
Ginnie Mae I Pool 7.5% 10/15/2028	5,070	5,150
Ginnie Mae I Pool 7.5% 10/15/2028	145	147
Ginnie Mae I Pool 7.5% 10/15/2028	126	129
Ginnie Mae I Pool 7.5% 10/15/2029	1,096	1,136
Ginnie Mae I Pool 7.5% 10/15/2029	558	577
Ginnie Mae I Pool 7.5% 10/15/2029	371	385
Ginnie Mae I Pool 7.5% 10/15/2029	30	31
Ginnie Mae I Pool 7.5% 10/15/2030	7,417	7,666
Ginnie Mae I Pool 7.5% 10/15/2030	4,517	4,682
Ginnie Mae I Pool 7.5% 10/15/2031	37,695	39,456
Ginnie Mae I Pool 7.5% 10/15/2031	1,940	2,032
Ginnie Mae I Pool 7.5% 11/15/2027	1,050	1,058
Ginnie Mae I Pool 7.5% 11/15/2027	344	348
Ginnie Mae I Pool 7.5% 11/15/2027	175	176
Ginnie Mae I Pool 7.5% 11/15/2027	161	164
Ginnie Mae I Pool 7.5% 11/15/2028	721	724
Ginnie Mae I Pool 7.5% 11/15/2029	27,760	28,732
Ginnie Mae I Pool 7.5% 11/15/2029	13,116	13,584
Ginnie Mae I Pool 7.5% 11/15/2029	9,135	9,468
Ginnie Mae I Pool 7.5% 11/15/2029	3,356	3,458
Ginnie Mae I Pool 7.5% 11/15/2029	666	691
Ginnie Mae I Pool 7.5% 11/15/2029	448	463
Ginnie Mae I Pool 7.5% 11/15/2029	242	251
Ginnie Mae I Pool 7.5% 11/15/2030	15,495	16,171
Ginnie Mae I Pool 7.5% 12/15/2026	703	707
Ginnie Mae I Pool 7.5% 12/15/2027	4,009	4,061
Ginnie Mae I Pool 7.5% 12/15/2027	392	396
Ginnie Mae I Pool 7.5% 12/15/2028	223	227
Ginnie Mae I Pool 7.5% 12/15/2028	184	187
Ginnie Mae I Pool 7.5% 12/15/2029	25,746	26,573
Ginnie Mae I Pool 7.5% 12/15/2029	22,209	22,890
Ginnie Mae I Pool 7.5% 12/15/2029	11,870	12,310
Ginnie Mae I Pool 7.5% 12/15/2029	5,467	5,654
Ginnie Mae I Pool 7.5% 12/15/2029	4,183	4,273
Ginnie Mae I Pool 7.5% 12/15/2029	390	405
Ginnie Mae I Pool 7.5% 12/15/2029	51	53
Ginnie Mae I Pool 7.5% 12/15/2030	50,656	52,570
Ginnie Mae I Pool 7.5% 12/15/2030	9,084	9,486
Ginnie Mae I Pool 7.5% 12/15/2030	3,820	3,907
Ginnie Mae I Pool 7.5% 12/15/2030	711	744
Ginnie Mae I Pool 7.5% 2/15/2028	306	310
Ginnie Mae I Pool 7.5% 2/15/2029	2,560	2,598
Ginnie Mae I Pool 7.5% 2/15/2029	2,112	2,177
Ginnie Mae I Pool 7.5% 2/15/2032	56,722	59,297
Ginnie Mae I Pool 7.5% 2/15/2032	10,064	10,587
Ginnie Mae I Pool 7.5% 2/15/2032	3,707	3,896
Ginnie Mae I Pool 7.5% 3/15/2028	97	98
Ginnie Mae I Pool 7.5% 3/15/2030	6,282	6,528
Ginnie Mae I Pool 7.5% 3/15/2031	43,616	45,604
Ginnie Mae I Pool 7.5% 3/15/2031	23,949	25,068
Ginnie Mae I Pool 7.5% 3/15/2031	11,315	11,844
Ginnie Mae I Pool 7.5% 3/15/2032	22,414	23,405
Ginnie Mae I Pool 7.5% 3/15/2032	4,719	4,962
Ginnie Mae I Pool 7.5% 3/15/2032	4,422	4,565
Ginnie Mae I Pool 7.5% 3/15/2032	3,127	3,285
Ginnie Mae I Pool 7.5% 4/15/2026	373	373
Ginnie Mae I Pool 7.5% 4/15/2026	33	33
Ginnie Mae I Pool 7.5% 4/15/2027	1,583	1,597
Ginnie Mae I Pool 7.5% 4/15/2027	756	764
Ginnie Mae I Pool 7.5% 4/15/2029	1,292	1,319
Ginnie Mae I Pool 7.5% 4/15/2029	1,015	1,047
Ginnie Mae I Pool 7.5% 4/15/2029	373	377
Ginnie Mae I Pool 7.5% 5/15/2026	131	131
Ginnie Mae I Pool 7.5% 5/15/2027	882	882
Ginnie Mae I Pool 7.5% 5/15/2027	591	597
Ginnie Mae I Pool 7.5% 5/15/2029	43	43
Ginnie Mae I Pool 7.5% 5/15/2031	50,030	52,117
Ginnie Mae I Pool 7.5% 5/15/2032	39,132	41,086
Ginnie Mae I Pool 7.5% 5/15/2032	28,732	30,121
Ginnie Mae I Pool 7.5% 5/15/2032	20,462	21,276
Ginnie Mae I Pool 7.5% 5/15/2032	9,677	10,105
Ginnie Mae I Pool 7.5% 5/15/2032	1,241	1,298
Ginnie Mae I Pool 7.5% 5/15/2032	937	957
Ginnie Mae I Pool 7.5% 6/15/2026	450	450
Ginnie Mae I Pool 7.5% 6/15/2027	1,842	1,866
Ginnie Mae I Pool 7.5% 6/15/2027	1,367	1,382
Ginnie Mae I Pool 7.5% 6/15/2027	874	882
Ginnie Mae I Pool 7.5% 6/15/2028	80	82
Ginnie Mae I Pool 7.5% 6/15/2029	691	707
Ginnie Mae I Pool 7.5% 6/15/2029	150	152
Ginnie Mae I Pool 7.5% 6/15/2029	3	2
Ginnie Mae I Pool 7.5% 6/15/2031	30,234	31,625
Ginnie Mae I Pool 7.5% 7/15/2026	172	173
Ginnie Mae I Pool 7.5% 7/15/2026	137	138
Ginnie Mae I Pool 7.5% 7/15/2027	3,233	3,271
Ginnie Mae I Pool 7.5% 7/15/2027	102	102
Ginnie Mae I Pool 7.5% 7/15/2029	14,102	14,586
Ginnie Mae I Pool 7.5% 7/15/2029	8,947	9,241
Ginnie Mae I Pool 7.5% 7/15/2029	5,005	5,170
Ginnie Mae I Pool 7.5% 7/15/2029	4,579	4,736
Ginnie Mae I Pool 7.5% 7/15/2029	2,299	2,378
Ginnie Mae I Pool 7.5% 7/15/2029	1,005	1,024
Ginnie Mae I Pool 7.5% 7/15/2029	603	624
Ginnie Mae I Pool 7.5% 7/15/2029	361	374
Ginnie Mae I Pool 7.5% 7/15/2029	133	138
Ginnie Mae I Pool 7.5% 7/15/2029	130	135
Ginnie Mae I Pool 7.5% 7/15/2030	7,566	7,857
Ginnie Mae I Pool 7.5% 7/15/2030	3,612	3,767
Ginnie Mae I Pool 7.5% 8/15/2027	4,176	4,234
Ginnie Mae I Pool 7.5% 8/15/2027	2,351	2,375
Ginnie Mae I Pool 7.5% 8/15/2027	168	171
Ginnie Mae I Pool 7.5% 8/15/2028	1,146	1,175
Ginnie Mae I Pool 7.5% 8/15/2028	207	212
Ginnie Mae I Pool 7.5% 8/15/2029	18,077	18,684
Ginnie Mae I Pool 7.5% 8/15/2029	5,023	5,165
Ginnie Mae I Pool 7.5% 8/15/2029	3,002	3,103
Ginnie Mae I Pool 7.5% 8/15/2029	2,484	2,568
Ginnie Mae I Pool 7.5% 8/15/2029	2,390	2,463
Ginnie Mae I Pool 7.5% 8/15/2029	1,658	1,714
Ginnie Mae I Pool 7.5% 8/15/2029	1,452	1,500
Ginnie Mae I Pool 7.5% 8/15/2029	771	796
Ginnie Mae I Pool 7.5% 8/15/2029	756	775
Ginnie Mae I Pool 7.5% 8/15/2029	667	689
Ginnie Mae I Pool 7.5% 8/15/2029	526	544
Ginnie Mae I Pool 7.5% 8/15/2029	235	243
Ginnie Mae I Pool 7.5% 8/15/2029	227	234
Ginnie Mae I Pool 7.5% 8/15/2029	192	199
Ginnie Mae I Pool 7.5% 8/15/2029	186	193
Ginnie Mae I Pool 7.5% 8/15/2029	189	193
Ginnie Mae I Pool 7.5% 9/15/2027	2,523	2,566
Ginnie Mae I Pool 7.5% 9/15/2027	2,086	2,113
Ginnie Mae I Pool 7.5% 9/15/2027	6	5
Ginnie Mae I Pool 7.5% 9/15/2028	4,067	4,172
Ginnie Mae I Pool 7.5% 9/15/2028	2,511	2,572
Ginnie Mae I Pool 7.5% 9/15/2028	774	793
Ginnie Mae I Pool 7.5% 9/15/2028	246	249
Ginnie Mae I Pool 7.5% 9/15/2029	12,646	13,098
Ginnie Mae I Pool 7.5% 9/15/2029	8,059	8,342
Ginnie Mae I Pool 7.5% 9/15/2029	2,723	2,753
Ginnie Mae I Pool 7.5% 9/15/2029	2,207	2,280
Ginnie Mae I Pool 7.5% 9/15/2029	2,039	2,095
Ginnie Mae I Pool 7.5% 9/15/2029	1,817	1,859
Ginnie Mae I Pool 7.5% 9/15/2029	717	742
Ginnie Mae I Pool 7.5% 9/15/2029	379	381
Ginnie Mae I Pool 7.5% 9/15/2029	140	144
Ginnie Mae I Pool 7.5% 9/15/2029	138	142
Ginnie Mae I Pool 7.5% 9/15/2029	50	51
Ginnie Mae I Pool 7.5% 9/15/2029	35	35
Ginnie Mae I Pool 7.5% 9/15/2030	13,311	13,883
Ginnie Mae I Pool 8% 1/15/2028	1,709	1,734
Ginnie Mae I Pool 8% 1/15/2028	1,244	1,263
Ginnie Mae I Pool 8% 1/15/2030	2,724	2,806
Ginnie Mae I Pool 8% 1/15/2030	45	46
Ginnie Mae I Pool 8% 10/15/2026	526	528
Ginnie Mae I Pool 8% 10/15/2026	139	140
Ginnie Mae I Pool 8% 10/15/2026	76	77
Ginnie Mae I Pool 8% 10/15/2026	21	21
Ginnie Mae I Pool 8% 10/15/2027	1,773	1,798
Ginnie Mae I Pool 8% 10/15/2027	44	45
Ginnie Mae I Pool 8% 10/15/2029	4,456	4,589
Ginnie Mae I Pool 8% 10/15/2029	2,521	2,595
Ginnie Mae I Pool 8% 10/15/2029	1,747	1,799
Ginnie Mae I Pool 8% 10/15/2029	97	100
Ginnie Mae I Pool 8% 11/15/2026	157	158
Ginnie Mae I Pool 8% 11/15/2026	65	65
Ginnie Mae I Pool 8% 11/15/2026	57	57
Ginnie Mae I Pool 8% 11/15/2026	54	54
Ginnie Mae I Pool 8% 11/15/2027	7,170	7,284
Ginnie Mae I Pool 8% 11/15/2027	6,848	6,935
Ginnie Mae I Pool 8% 11/15/2027	6,556	6,650
Ginnie Mae I Pool 8% 11/15/2027	3,706	3,759
Ginnie Mae I Pool 8% 11/15/2027	1,302	1,321
Ginnie Mae I Pool 8% 11/15/2027	170	173
Ginnie Mae I Pool 8% 11/15/2028	1,869	1,906
Ginnie Mae I Pool 8% 11/15/2028	1,696	1,708
Ginnie Mae I Pool 8% 11/15/2029	1,871	1,920
Ginnie Mae I Pool 8% 12/15/2027	2,140	2,164
Ginnie Mae I Pool 8% 12/15/2027	533	537
Ginnie Mae I Pool 8% 12/15/2027	215	216
Ginnie Mae I Pool 8% 12/15/2029	3,786	3,901
Ginnie Mae I Pool 8% 12/15/2029	150	151
Ginnie Mae I Pool 8% 2/15/2031	20,473	21,189
Ginnie Mae I Pool 8% 3/15/2030	1,618	1,666
Ginnie Mae I Pool 8% 3/15/2030	686	708
Ginnie Mae I Pool 8% 4/15/2030	1,062	1,097
Ginnie Mae I Pool 8% 5/15/2030	4,154	4,278
Ginnie Mae I Pool 8% 5/15/2030	1,133	1,170
Ginnie Mae I Pool 8% 6/15/2026	15	14
Ginnie Mae I Pool 8% 6/15/2026	3	2
Ginnie Mae I Pool 8% 6/15/2027	862	871
Ginnie Mae I Pool 8% 6/15/2028	571	583
Ginnie Mae I Pool 8% 6/15/2030	3,128	3,214
Ginnie Mae I Pool 8% 7/15/2026	58	58
Ginnie Mae I Pool 8% 7/15/2027	2,580	2,608
Ginnie Mae I Pool 8% 7/15/2027	983	993
Ginnie Mae I Pool 8% 7/15/2027	811	818
Ginnie Mae I Pool 8% 7/15/2027	778	786
Ginnie Mae I Pool 8% 7/15/2027	104	105
Ginnie Mae I Pool 8% 7/15/2028	287	293
Ginnie Mae I Pool 8% 7/15/2030	166	171
Ginnie Mae I Pool 8% 7/15/2030	83	84
Ginnie Mae I Pool 8% 8/15/2026	263	263
Ginnie Mae I Pool 8% 8/15/2026	118	118
Ginnie Mae I Pool 8% 8/15/2026	80	80
Ginnie Mae I Pool 8% 8/15/2026	78	78
Ginnie Mae I Pool 8% 8/15/2026	74	74
Ginnie Mae I Pool 8% 8/15/2026	50	50
Ginnie Mae I Pool 8% 8/15/2026	23	22
Ginnie Mae I Pool 8% 8/15/2026	3	2
Ginnie Mae I Pool 8% 8/15/2027	2,279	2,304
Ginnie Mae I Pool 8% 8/15/2027	676	681
Ginnie Mae I Pool 8% 8/15/2027	517	518
Ginnie Mae I Pool 8% 8/15/2030	2,919	3,019
Ginnie Mae I Pool 8% 8/15/2030	1,037	1,072
Ginnie Mae I Pool 8% 9/15/2026	1,474	1,478
Ginnie Mae I Pool 8% 9/15/2026	330	331
Ginnie Mae I Pool 8% 9/15/2026	56	56
Ginnie Mae I Pool 8% 9/15/2026	3	2
Ginnie Mae I Pool 8% 9/15/2027	1,129	1,144
Ginnie Mae I Pool 8% 9/15/2027	1,107	1,118
Ginnie Mae I Pool 8% 9/15/2028	11,873	12,139
Ginnie Mae I Pool 8% 9/15/2029	8,808	9,050
Ginnie Mae I Pool 8% 9/15/2029	1,946	1,978
Ginnie Mae I Pool 8% 9/15/2029	930	957
Ginnie Mae I Pool 8% 9/15/2030	2,257	2,328
Ginnie Mae I Pool 8.5% 1/15/2031	28,214	29,429
Ginnie Mae I Pool 8.5% 2/15/2031	22,592	23,528
Ginnie Mae I Pool 8.5% 9/15/2030	20,865	21,572
Ginnie Mae II Pool 2% 1/20/2051	130,591,494	108,714,690
Ginnie Mae II Pool 2% 10/20/2050	42,335,491	35,235,474
Ginnie Mae II Pool 2% 11/20/2050	22,295,519	18,560,553
Ginnie Mae II Pool 2% 12/20/2050	14,101,939	11,736,264
Ginnie Mae II Pool 2% 2/1/2056 (b)	2,325,000	1,934,060
Ginnie Mae II Pool 2% 2/20/2051	66,132,384	55,035,747
Ginnie Mae II Pool 2% 2/20/2052	724,928	603,601
Ginnie Mae II Pool 2% 3/20/2052	122,400	101,915
Ginnie Mae II Pool 2% 4/20/2051	6,827,947	5,681,989
Ginnie Mae II Pool 2% 8/20/2051	3,821,121	3,179,809
Ginnie Mae II Pool 2% 9/20/2050	57,324,881	47,721,766
Ginnie Mae II Pool 2.5% 1/20/2043	3,458,730	3,108,253
Ginnie Mae II Pool 2.5% 10/20/2042	1,013,452	911,337
Ginnie Mae II Pool 2.5% 11/20/2042	1,626,979	1,464,149
Ginnie Mae II Pool 2.5% 11/20/2051	90,475,952	78,361,358
Ginnie Mae II Pool 2.5% 12/20/2042	400,668	360,793
Ginnie Mae II Pool 2.5% 12/20/2051	2,479,854	2,147,806
Ginnie Mae II Pool 2.5% 2/20/2041	300,285	272,830
Ginnie Mae II Pool 2.5% 2/20/2043	327,879	294,507
Ginnie Mae II Pool 2.5% 3/20/2043	505,763	454,261
Ginnie Mae II Pool 2.5% 3/20/2047	5,807,005	5,102,489
Ginnie Mae II Pool 2.5% 3/20/2050	16,921,523	14,703,348
Ginnie Mae II Pool 2.5% 4/20/2050	80,366,282	69,831,387
Ginnie Mae II Pool 2.5% 4/20/2052	7,630,437	6,611,713
Ginnie Mae II Pool 2.5% 6/20/2051	7,813,823	6,767,564
Ginnie Mae II Pool 2.5% 7/20/2051	45,518,729	39,423,839
Ginnie Mae II Pool 2.5% 9/20/2042	403,223	361,910
Ginnie Mae II Pool 2.5% 9/20/2051	15,656,297	13,559,942
Ginnie Mae II Pool 3% 1/20/2032	1,555,788	1,522,515
Ginnie Mae II Pool 3% 1/20/2043	6,906,971	6,397,572
Ginnie Mae II Pool 3% 10/20/2031	504,119	493,772
Ginnie Mae II Pool 3% 10/20/2042	555,814	515,095
Ginnie Mae II Pool 3% 10/20/2043	8,435,989	7,791,294
Ginnie Mae II Pool 3% 11/20/2031	546,930	535,388
Ginnie Mae II Pool 3% 11/20/2042	27,904	25,861
Ginnie Mae II Pool 3% 12/20/2031	827,719	810,494
Ginnie Mae II Pool 3% 12/20/2042	5,075,356	4,700,893
Ginnie Mae II Pool 3% 12/20/2046	901,977	823,625
Ginnie Mae II Pool 3% 12/20/2050	450,069	406,894
Ginnie Mae II Pool 3% 2/20/2031	65,138	63,954
Ginnie Mae II Pool 3% 2/20/2043	8,705,746	8,061,022
Ginnie Mae II Pool 3% 3/20/2031	130,307	127,898
Ginnie Mae II Pool 3% 3/20/2042	6,526	6,062
Ginnie Mae II Pool 3% 3/20/2050	3,510,367	3,175,814
Ginnie Mae II Pool 3% 4/20/2031	491,457	482,229
Ginnie Mae II Pool 3% 4/20/2043	273,309	252,884
Ginnie Mae II Pool 3% 4/20/2052	26,635,458	24,053,286
Ginnie Mae II Pool 3% 5/20/2031	1,052,458	1,032,387
Ginnie Mae II Pool 3% 5/20/2042	75,243	69,849
Ginnie Mae II Pool 3% 5/20/2051	4,078,740	3,683,900
Ginnie Mae II Pool 3% 5/20/2052	35,211,581	31,797,997
Ginnie Mae II Pool 3% 6/20/2042	81,676	75,717
Ginnie Mae II Pool 3% 6/20/2043	698,405	645,586
Ginnie Mae II Pool 3% 6/20/2050	33,852	30,605
Ginnie Mae II Pool 3% 6/20/2051	1,079,504	975,104
Ginnie Mae II Pool 3% 7/20/2031	13,905	13,632
Ginnie Mae II Pool 3% 7/20/2043	631,971	583,971
Ginnie Mae II Pool 3% 7/20/2046	6,578,891	6,011,516
Ginnie Mae II Pool 3% 7/20/2051	1,370,772	1,238,846
Ginnie Mae II Pool 3% 8/20/2031	162,228	158,992
Ginnie Mae II Pool 3% 8/20/2042	10,400	9,643
Ginnie Mae II Pool 3% 8/20/2043	641,982	593,009
Ginnie Mae II Pool 3% 8/20/2046	10,845,268	9,909,953
Ginnie Mae II Pool 3% 8/20/2051	1,624,431	1,468,093
Ginnie Mae II Pool 3% 9/20/2031	65,040	63,724
Ginnie Mae II Pool 3% 9/20/2042	914,636	847,908
Ginnie Mae II Pool 3% 9/20/2043	1,763,977	1,628,679
Ginnie Mae II Pool 3% 9/20/2051	20,721	18,727
Ginnie Mae II Pool 3.5% 1/20/2041	2,365	2,257
Ginnie Mae II Pool 3.5% 1/20/2044	127,701	120,755
Ginnie Mae II Pool 3.5% 10/20/2041	20,165	19,188
Ginnie Mae II Pool 3.5% 10/20/2043	8,673	8,209
Ginnie Mae II Pool 3.5% 11/20/2041	155,384	147,877
Ginnie Mae II Pool 3.5% 11/20/2043	18,293	17,310
Ginnie Mae II Pool 3.5% 12/20/2040	4,409	4,208
Ginnie Mae II Pool 3.5% 12/20/2041	1,710,524	1,627,901
Ginnie Mae II Pool 3.5% 2/20/2027	2,765	2,754
Ginnie Mae II Pool 3.5% 2/20/2043	358,400	339,925
Ginnie Mae II Pool 3.5% 2/20/2044	3,985	3,767
Ginnie Mae II Pool 3.5% 3/20/2043	820,399	777,932
Ginnie Mae II Pool 3.5% 3/20/2044	3,986	3,767
Ginnie Mae II Pool 3.5% 4/20/2043	5,154,773	4,886,827
Ginnie Mae II Pool 3.5% 4/20/2044	9,453	8,930
Ginnie Mae II Pool 3.5% 4/20/2046	1,830,525	1,710,735
Ginnie Mae II Pool 3.5% 5/20/2027	158,195	157,506
Ginnie Mae II Pool 3.5% 5/20/2043	3,357,510	3,168,601
Ginnie Mae II Pool 3.5% 6/20/2044	7,604,709	7,179,049
Ginnie Mae II Pool 3.5% 7/20/2043	11,094	10,515
Ginnie Mae II Pool 3.5% 8/20/2043	336,221	318,425
Ginnie Mae II Pool 3.5% 9/20/2040	21,216	20,228
Ginnie Mae II Pool 3.5% 9/20/2043	288,281	272,872
Ginnie Mae II Pool 3.75% 4/20/2046	473,907	450,428
Ginnie Mae II Pool 4% 1/20/2040	77,130	75,358
Ginnie Mae II Pool 4% 1/20/2041	3,914,577	3,820,700
Ginnie Mae II Pool 4% 1/20/2042	8,295,105	8,081,275
Ginnie Mae II Pool 4% 10/20/2039	19,438	19,015
Ginnie Mae II Pool 4% 10/20/2040	1,289,397	1,258,799
Ginnie Mae II Pool 4% 10/20/2041	3,235,731	3,153,725
Ginnie Mae II Pool 4% 11/20/2033	38,189	37,742
Ginnie Mae II Pool 4% 11/20/2039	163,554	159,888
Ginnie Mae II Pool 4% 11/20/2045	1,395,284	1,341,124
Ginnie Mae II Pool 4% 11/20/2045	147,768	143,466
Ginnie Mae II Pool 4% 12/20/2039	202,961	198,487
Ginnie Mae II Pool 4% 2/20/2033	439	434
Ginnie Mae II Pool 4% 2/20/2040	486,860	475,837
Ginnie Mae II Pool 4% 2/20/2041	372,931	356,757
Ginnie Mae II Pool 4% 2/20/2042	71,627	69,769
Ginnie Mae II Pool 4% 3/20/2039	46,952	45,996
Ginnie Mae II Pool 4% 3/20/2040	382,064	373,277
Ginnie Mae II Pool 4% 3/20/2042	259,370	252,602
Ginnie Mae II Pool 4% 3/20/2047	2,178,753	2,108,786
Ginnie Mae II Pool 4% 4/20/2039	2,508	2,456
Ginnie Mae II Pool 4% 4/20/2040	22,142	21,647
Ginnie Mae II Pool 4% 4/20/2040	15,324	14,656
Ginnie Mae II Pool 4% 4/20/2042	929,356	904,956
Ginnie Mae II Pool 4% 5/20/2039	995	974
Ginnie Mae II Pool 4% 5/20/2040	224,930	219,900
Ginnie Mae II Pool 4% 5/20/2046	3,555,866	3,434,775
Ginnie Mae II Pool 4% 6/20/2039	154,430	151,173
Ginnie Mae II Pool 4% 6/20/2040	172,848	168,870
Ginnie Mae II Pool 4% 6/20/2041	196,452	191,571
Ginnie Mae II Pool 4% 6/20/2042	30,820	30,002
Ginnie Mae II Pool 4% 7/20/2040	914,395	892,781
Ginnie Mae II Pool 4% 8/20/2039	56,004	54,797
Ginnie Mae II Pool 4% 8/20/2041	2,376	2,316
Ginnie Mae II Pool 4% 9/20/2039	23,289	22,772
Ginnie Mae II Pool 4% 9/20/2040	3,118,137	3,044,007
Ginnie Mae II Pool 4.5% 10/20/2041	82,820	82,903
Ginnie Mae II Pool 4.5% 11/20/2040	1,362,483	1,364,494
Ginnie Mae II Pool 4.5% 11/20/2054	32,192,151	31,481,812
Ginnie Mae II Pool 4.5% 6/20/2040	68,643	67,568
Ginnie Mae II Pool 4.5% 7/20/2041	52,204	51,311
Ginnie Mae II Pool 4.5% 8/20/2040	11,815	11,616
Ginnie Mae II Pool 4.5% 8/20/2041	97,207	97,310
Ginnie Mae II Pool 4.5% 9/20/2041	18,103	18,122
Ginnie Mae II Pool 5% 1/20/2032	223	226
Ginnie Mae II Pool 5% 1/20/2033	7,103	7,209
Ginnie Mae II Pool 5% 1/20/2034	12,075	12,268
Ginnie Mae II Pool 5% 1/20/2035	1,020,006	1,037,690
Ginnie Mae II Pool 5% 1/20/2037	325	331
Ginnie Mae II Pool 5% 1/20/2055	87,389,510	87,438,850
Ginnie Mae II Pool 5% 10/20/2032	87,164	88,471
Ginnie Mae II Pool 5% 10/20/2033	21,367	21,708
Ginnie Mae II Pool 5% 10/20/2034	2,429	2,471
Ginnie Mae II Pool 5% 11/20/2032	23,852	24,210
Ginnie Mae II Pool 5% 11/20/2033	10,105	10,267
Ginnie Mae II Pool 5% 11/20/2035	34,979	35,605
Ginnie Mae II Pool 5% 12/20/2032	9,063	9,204
Ginnie Mae II Pool 5% 12/20/2034	57,442	58,442
Ginnie Mae II Pool 5% 12/20/2035	540,582	550,321
Ginnie Mae II Pool 5% 12/20/2036	70,511	71,827
Ginnie Mae II Pool 5% 12/20/2054	7,737,927	7,764,059
Ginnie Mae II Pool 5% 12/20/2054	7,142,329	7,146,361
Ginnie Mae II Pool 5% 2/20/2032	1,228	1,231
Ginnie Mae II Pool 5% 2/20/2032	607	615
Ginnie Mae II Pool 5% 2/20/2033	27,536	27,942
Ginnie Mae II Pool 5% 2/20/2034	1,055	1,072
Ginnie Mae II Pool 5% 2/20/2035	625	636
Ginnie Mae II Pool 5% 2/20/2036	44,345	45,153
Ginnie Mae II Pool 5% 2/20/2039	15,237	15,530
Ginnie Mae II Pool 5% 3/20/2033	224,169	227,620
Ginnie Mae II Pool 5% 3/20/2034	1,849	1,879
Ginnie Mae II Pool 5% 3/20/2035	76,326	77,660
Ginnie Mae II Pool 5% 3/20/2036	29,569	30,105
Ginnie Mae II Pool 5% 4/20/2033	13,109	13,312
Ginnie Mae II Pool 5% 4/20/2034	10,260	10,430
Ginnie Mae II Pool 5% 4/20/2035	738	751
Ginnie Mae II Pool 5% 4/20/2036	8,712	8,871
Ginnie Mae II Pool 5% 4/20/2037	1,334	1,359
Ginnie Mae II Pool 5% 5/20/2033	24,783	25,164
Ginnie Mae II Pool 5% 5/20/2034	30,210	30,712
Ginnie Mae II Pool 5% 5/20/2035	75,938	77,270
Ginnie Mae II Pool 5% 6/20/2032	155,833	158,045
Ginnie Mae II Pool 5% 6/20/2033	258,459	262,471
Ginnie Mae II Pool 5% 6/20/2034	33,548	34,113
Ginnie Mae II Pool 5% 6/20/2035	11,018	11,213
Ginnie Mae II Pool 5% 6/20/2036	11,627	11,839
Ginnie Mae II Pool 5% 6/20/2038	108,427	110,490
Ginnie Mae II Pool 5% 6/20/2039	278,569	283,927
Ginnie Mae II Pool 5% 7/20/2033	49,476	50,261
Ginnie Mae II Pool 5% 7/20/2034	62,857	63,916
Ginnie Mae II Pool 5% 7/20/2035	8,448	8,599
Ginnie Mae II Pool 5% 7/20/2037	3,682	3,752
Ginnie Mae II Pool 5% 7/20/2048	1,520,075	1,550,384
Ginnie Mae II Pool 5% 8/20/2033	993,517	1,009,134
Ginnie Mae II Pool 5% 8/20/2034	539	548
Ginnie Mae II Pool 5% 8/20/2035	110,207	112,173
Ginnie Mae II Pool 5% 9/20/2033	2,532,911	2,573,026
Ginnie Mae II Pool 5% 9/20/2034	1,207	1,228
Ginnie Mae II Pool 5% 9/20/2035	111,173	113,157
Ginnie Mae II Pool 5% 9/20/2036	4,979	5,071
Ginnie Mae II Pool 5% 9/20/2037	3,433	3,498
Ginnie Mae II Pool 5.5% 1/20/2055	5,855,472	6,002,234
Ginnie Mae II Pool 5.5% 10/20/2039	85,155	88,200
Ginnie Mae II Pool 5.5% 11/20/2039	55,286	57,263
Ginnie Mae II Pool 5.5% 12/20/2039	38,364	39,733
Ginnie Mae II Pool 5.5% 12/20/2041	40,009	41,404
Ginnie Mae II Pool 5.5% 12/20/2054	7,019,053	7,223,495
Ginnie Mae II Pool 5.5% 12/20/2054	4,473,455	4,530,360
Ginnie Mae II Pool 5.5% 2/1/2056 (b)	212,550,000	214,894,958
Ginnie Mae II Pool 5.5% 2/20/2042	59,049	61,143
Ginnie Mae II Pool 5.5% 3/1/2056 (b)	146,325,000	147,739,275
Ginnie Mae II Pool 5.5% 3/20/2040	383,613	397,384
Ginnie Mae II Pool 5.5% 8/20/2039	7,542	7,811
Ginnie Mae II Pool 5.5% 9/20/2039	43,182	44,730
Ginnie Mae II Pool 5.5% 9/20/2041	9,320	9,660
Ginnie Mae II Pool 6% 1/20/2032	3,118	3,216
Ginnie Mae II Pool 6% 10/20/2028	111	114
Ginnie Mae II Pool 6% 11/20/2028	688	704
Ginnie Mae II Pool 6% 11/20/2031	32,693	33,703
Ginnie Mae II Pool 6% 12/20/2027	512	524
Ginnie Mae II Pool 6% 12/20/2029	13,058	13,361
Ginnie Mae II Pool 6% 12/20/2054	7,954,714	8,152,632
Ginnie Mae II Pool 6% 2/1/2056 (b)	258,275,000	264,187,070
Ginnie Mae II Pool 6% 2/20/2028	80	82
Ginnie Mae II Pool 6% 2/20/2032	1,333	1,375
Ginnie Mae II Pool 6% 3/1/2056 (b)	170,925,000	174,209,973
Ginnie Mae II Pool 6% 3/20/2028	469	480
Ginnie Mae II Pool 6% 3/20/2029	286	293
Ginnie Mae II Pool 6% 4/1/2056 (b)	51,600,000	52,519,125
Ginnie Mae II Pool 6% 4/20/2028	1,253	1,282
Ginnie Mae II Pool 6% 4/20/2029	2,025	2,072
Ginnie Mae II Pool 6% 4/20/2031	255,364	262,532
Ginnie Mae II Pool 6% 5/20/2028	1,246	1,275
Ginnie Mae II Pool 6% 5/20/2029	43,744	44,761
Ginnie Mae II Pool 6% 5/20/2032	92,507	95,570
Ginnie Mae II Pool 6% 6/20/2028	83	85
Ginnie Mae II Pool 6% 6/20/2029	997	1,021
Ginnie Mae II Pool 6% 6/20/2032	135	139
Ginnie Mae II Pool 6% 7/20/2029	3,487	3,568
Ginnie Mae II Pool 6% 8/20/2028	28	28
Ginnie Mae II Pool 6% 8/20/2029	353	361
Ginnie Mae II Pool 6% 9/20/2028	2,654	2,716
Ginnie Mae II Pool 6% 9/20/2032	1,021,405	1,055,950
Ginnie Mae II Pool 6.5% 1/20/2029	168	174
Ginnie Mae II Pool 6.5% 1/20/2031	2,234	2,311
Ginnie Mae II Pool 6.5% 1/20/2032	21,441	22,274
Ginnie Mae II Pool 6.5% 1/20/2034	581	609
Ginnie Mae II Pool 6.5% 10/20/2028	1,036	1,072
Ginnie Mae II Pool 6.5% 10/20/2029	141	145
Ginnie Mae II Pool 6.5% 11/20/2028	25,793	26,683
Ginnie Mae II Pool 6.5% 11/20/2029	1,668	1,726
Ginnie Mae II Pool 6.5% 11/20/2031	59,889	62,216
Ginnie Mae II Pool 6.5% 2/1/2056 (b)	90,950,000	94,078,826
Ginnie Mae II Pool 6.5% 2/20/2029	1,060	1,097
Ginnie Mae II Pool 6.5% 2/20/2031	6,168	6,389
Ginnie Mae II Pool 6.5% 3/1/2056 (b)	45,475,000	46,993,228
Ginnie Mae II Pool 6.5% 3/20/2031	26,747	27,691
Ginnie Mae II Pool 6.5% 4/20/2032	1,847	1,924
Ginnie Mae II Pool 6.5% 5/20/2028	13	12
Ginnie Mae II Pool 6.5% 5/20/2031	2,340	2,427
Ginnie Mae II Pool 6.5% 6/20/2034	2,151	2,258
Ginnie Mae II Pool 6.5% 8/20/2028	30,696	31,755
Ginnie Mae II Pool 6.5% 8/20/2034	2,750	2,893
Ginnie Mae II Pool 6.5% 9/20/2031	3,938	4,089
Ginnie Mae II Pool 7% 1/20/2027	59	58
Ginnie Mae II Pool 7% 1/20/2028	25	25
Ginnie Mae II Pool 7% 1/20/2030	12,344	12,722
Ginnie Mae II Pool 7% 1/20/2031	7,669	7,954
Ginnie Mae II Pool 7% 10/20/2028	6,501	6,692
Ginnie Mae II Pool 7% 10/20/2031	19,422	20,194
Ginnie Mae II Pool 7% 10/20/2032	3,308	3,457
Ginnie Mae II Pool 7% 11/20/2028	10,371	10,675
Ginnie Mae II Pool 7% 11/20/2030	52,687	54,554
Ginnie Mae II Pool 7% 11/20/2031	24,173	25,147
Ginnie Mae II Pool 7% 12/20/2027	760	783
Ginnie Mae II Pool 7% 12/20/2028	4,152	4,273
Ginnie Mae II Pool 7% 12/20/2029	2,413	2,486
Ginnie Mae II Pool 7% 12/20/2030	113,326	117,342
Ginnie Mae II Pool 7% 12/20/2032	34,913	36,439
Ginnie Mae II Pool 7% 2/20/2028	22,042	22,687
Ginnie Mae II Pool 7% 2/20/2029	2,549	2,624
Ginnie Mae II Pool 7% 2/20/2030	24,839	25,600
Ginnie Mae II Pool 7% 2/20/2031	4,622	4,794
Ginnie Mae II Pool 7% 2/20/2032	66,589	69,338
Ginnie Mae II Pool 7% 3/20/2026	5	4
Ginnie Mae II Pool 7% 3/20/2027	758	762
Ginnie Mae II Pool 7% 3/20/2028	376	387
Ginnie Mae II Pool 7% 3/20/2029	355	366
Ginnie Mae II Pool 7% 3/20/2030	34,317	35,348
Ginnie Mae II Pool 7% 3/20/2031	14,076	14,614
Ginnie Mae II Pool 7% 3/20/2032	14,039	14,632
Ginnie Mae II Pool 7% 4/20/2026	3	2
Ginnie Mae II Pool 7% 4/20/2028	5,998	6,174
Ginnie Mae II Pool 7% 4/20/2031	4,453	4,626
Ginnie Mae II Pool 7% 5/20/2027	2,084	2,145
Ginnie Mae II Pool 7% 5/20/2028	14,386	14,807
Ginnie Mae II Pool 7% 5/20/2029	3,835	3,948
Ginnie Mae II Pool 7% 5/20/2031	113,392	117,661
Ginnie Mae II Pool 7% 6/20/2026	35	34
Ginnie Mae II Pool 7% 6/20/2028	478	492
Ginnie Mae II Pool 7% 6/20/2031	93,086	96,640
Ginnie Mae II Pool 7% 6/20/2032	221,230	231,005
Ginnie Mae II Pool 7% 7/20/2028	796	819
Ginnie Mae II Pool 7% 7/20/2029	14	13
Ginnie Mae II Pool 7% 7/20/2031	409,128	425,184
Ginnie Mae II Pool 7% 7/20/2032	118,731	123,919
Ginnie Mae II Pool 7% 7/20/2034	182,280	191,403
Ginnie Mae II Pool 7% 8/20/2028	6,584	6,777
Ginnie Mae II Pool 7% 8/20/2029	20,402	21,000
Ginnie Mae II Pool 7% 8/20/2031	142,679	148,279
Ginnie Mae II Pool 7% 8/20/2032	87,436	91,255
Ginnie Mae II Pool 7% 8/20/2034	23,268	24,477
Ginnie Mae II Pool 7% 9/20/2027	1,849	1,903
Ginnie Mae II Pool 7% 9/20/2028	9,929	10,220
Ginnie Mae II Pool 7% 9/20/2031	11,876	12,366
Ginnie Mae II Pool 7% 9/20/2034	24,671	26,015
Ginnie Mae II Pool 7.5% 1/20/2028	10,380	10,539
Ginnie Mae II Pool 7.5% 6/20/2031	12,892	13,469
Ginnie Mae II Pool 7.5% 7/20/2031	1,915	1,996
Ginnie Mae II Pool 7.5% 7/20/2032	15,428	16,183
Ginnie Mae II Pool 7.5% 8/20/2031	52,981	55,385
Uniform Mortgage Backed Securities 2% 2/1/2056 (b)	2,600,000	2,108,844
Uniform Mortgage Backed Securities 2.5% 2/1/2056 (b)	9,800,000	8,316,601
Uniform Mortgage Backed Securities 3% 2/1/2056 (b)	8,575,000	7,598,924
Uniform Mortgage Backed Securities 4% 2/1/2056 (b)	46,775,000	44,651,855
Uniform Mortgage Backed Securities 4% 3/1/2056 (b)	7,950,000	7,581,070
Uniform Mortgage Backed Securities 4.5% 2/1/2056 (b)	19,800,000	19,392,399
Uniform Mortgage Backed Securities 5% 2/1/2056 (b)	17,000,000	16,996,680
Uniform Mortgage Backed Securities 5.5% 2/1/2056 (b)	42,000,000	42,598,828
Uniform Mortgage Backed Securities 6.5% 2/1/2056 (b)	8,925,000	9,241,907
TOTAL UNITED STATES		2,567,685,978
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $2,628,659,773)		2,567,685,978

U.S. Treasury Obligations - 3.0%
	Yield (%) (i)	Principal Amount (a)	Value ($)
US Treasury Bonds 4.625% 11/15/2044	4.74 to 5.12	14,960,000	14,596,519
US Treasury Bonds 4.625% 11/15/2055	4.84	2,230,000	2,137,316
US Treasury Bonds 4.625% 5/15/2054	4.01 to 4.49	6,430,000	6,158,734
US Treasury Bonds 4.75% 5/15/2055	4.67	2,000,000	1,955,313
US Treasury Bonds 4.75% 8/15/2055	4.87	2,210,000	2,161,311
US Treasury Bonds 5% 5/15/2045	4.87	1,430,000	1,461,281
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2055	2.51 to 2.67	8,761,760	8,311,277
US Treasury Notes 4.75% 2/15/2045	4.95	14,470,000	14,335,474
TOTAL U.S. TREASURY OBLIGATIONS (Cost $51,622,650)			51,117,225

Money Market Funds - 0.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j) (Cost $8,828,654)	3.70	8,826,888	8,828,654

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount	Value ($)
Put Swaptions - 0.0%
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annually a fixed rate of 3.964% and receive annually a floating rate based on US SOFR Index, expiring January 2037	1/2027	7,800,000	188,335
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.828% and receive annually a floating rate based on US SOFR Index, expiring July 2036	7/2026	9,100,000	167,789

TOTAL PUT SWAPTIONS			356,124
Call Swaptions - 0.0%
Option on an interest rate swap with JPMorgan Chase Bank NA to receive annually a fixed rate of 3.964% and pay annually a floating rate based on US SOFR Index, expiring January 2037	1/2027	7,800,000	185,046
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 3.828% and pay annually a floating rate based on US SOFR Index, expiring July 2036	7/2026	9,100,000	115,049

TOTAL CALL SWAPTIONS			300,095
TOTAL PURCHASED SWAPTIONS (Cost $657,449)			656,219

TOTAL INVESTMENT IN SECURITIES - 166.6% (Cost $2,958,907,208)	2,881,350,911
NET OTHER ASSETS (LIABILITIES) - (66.6)%	(1,151,374,131)
NET ASSETS - 100.0%	1,729,976,780

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 2% 2/1/2056	(3,000,000)	(2,495,561)
Ginnie Mae II Pool 5.5% 2/1/2056	(194,075,000)	(196,216,132)
Ginnie Mae II Pool 6% 2/1/2056	(258,275,000)	(264,187,071)
Ginnie Mae II Pool 6% 3/1/2056	(51,600,000)	(52,591,690)
Ginnie Mae II Pool 6.5% 2/1/2056	(90,950,000)	(94,078,826)
Uniform Mortgage Backed Securities 2% 2/1/2056	(42,400,000)	(34,390,377)
Uniform Mortgage Backed Securities 2.5% 2/1/2056	(18,325,000)	(15,551,196)
Uniform Mortgage Backed Securities 2.5% 3/1/2056	(9,800,000)	(8,312,390)
Uniform Mortgage Backed Securities 3% 2/1/2056	(16,950,000)	(15,020,614)
Uniform Mortgage Backed Securities 3% 3/1/2056	(8,575,000)	(7,593,230)
Uniform Mortgage Backed Securities 4% 2/1/2056	(46,775,000)	(44,651,855)
Uniform Mortgage Backed Securities 4% 3/1/2056	(21,400,000)	(20,406,905)
Uniform Mortgage Backed Securities 4.5% 2/1/2056	(19,800,000)	(19,392,399)
Uniform Mortgage Backed Securities 4.5% 3/1/2056	(19,800,000)	(19,369,970)
Uniform Mortgage Backed Securities 5% 2/1/2056	(17,000,000)	(16,996,680)
Uniform Mortgage Backed Securities 5% 3/1/2056	(17,000,000)	(16,972,775)
Uniform Mortgage Backed Securities 5.5% 2/1/2056	(42,000,000)	(42,598,828)
Uniform Mortgage Backed Securities 5.5% 3/1/2056	(36,200,000)	(36,670,882)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(907,497,381)

TOTAL TBA SALE COMMITMENTS (Proceeds $906,153,816)		(907,497,381)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Interest Rate Contracts
CBOT 2Y US Treasury Notes Contracts (United States)	590	3/2026	122,987,344	(148,753)
CBOT US Treasury Long Bond Contracts (United States)	149	3/2026	17,097,750	(221,599)
CBOT US Treasury Ultra Bond Contracts (United States)	13	3/2026	1,521,406	(2,947)

TOTAL LONG				(373,299)

SHORT

Interest Rate Contracts
CBOT 10Y US Treasury Notes Contracts (United States)	717	3/2026	80,113,547	751,970

TOTAL FUTURES CONTRACTS				378,671
The notional amount of long futures as a percentage of Net Assets is 8.2%.
The notional amount of short futures as a percentage of Net Assets is 4.6%.

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(3)	Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
U.S. SOFR Index(4)	Annual	3.5%	Annual	LCH	3/2028	79,849,000	(27,336)	0	(27,336)
4%	Annual	U.S. SOFR Index(4)	Annual	LCH	3/2056	4,080,000	(28,519)	0	(28,519)
4.25%	Annual	U.S. SOFR Index(4)	Annual	LCH	3/2046	580,000	(9,439)	0	(9,439)
3.75%	Annual	U.S. SOFR Index(4)	Annual	LCH	3/2033	6,074,000	(32,475)	0	(32,475)
3.5%	Annual	U.S. SOFR Index(4)	Annual	LCH	3/2030	5,000	8	0	8
U.S. SOFR Index(4)	Annual	3.5%	Annual	LCH	3/2029	121,730,000	26,401	0	26,401
TOTAL INTEREST RATE SWAPS							(71,360)	0	(71,360)

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.
(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
(3)Notional amount is stated in U.S. Dollars unless otherwise noted.
(4)Represents floating rate.
Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $3,572,770.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,199,551.
(g)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(h)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(i)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	23,279,270	181,180,196	195,632,649	600,711	1,837	-	8,828,654	8,826,888	0.0%
Fidelity Securities Lending Cash Central Fund	-	1	1	-	-	-	-	-	0.0%
Total	23,279,270	181,180,197	195,632,650	600,711	1,837	-	8,828,654

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of January 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Collateralized Mortgage Obligations	208,515,637	-	208,515,637	-

Commercial Mortgage Securities	44,547,198	-	44,547,198	-

U.S. Government Agency - Mortgage Securities	2,567,685,978	-	2,567,685,978	-

U.S. Treasury Obligations	51,117,225	-	51,117,225	-

Money Market Funds	8,828,654	8,828,654	-	-

Purchased Swaptions	656,219	-	656,219	-
Total Investments in Securities:	2,881,350,911	8,828,654	2,872,522,257	-
Derivative Instruments:

Assets
Futures Contracts	751,970	751,970	-	-
Swaps	26,409	-	26,409	-
Total Assets	778,379	751,970	26,409	-

Liabilities
Futures Contracts	(373,299)	(373,299)	-	-
Swaps	(97,769)	-	(97,769)	-
Total Liabilities	(471,068)	(373,299)	(97,769)	-
Total Derivative Instruments:	307,311	378,671	(71,360)	-
Other Financial Instruments:

TBA Sale Commitments	(907,497,381)	-	(907,497,381)	-
Total Other Financial Instruments:	(907,497,381)	-	(907,497,381)	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Interest Rate Risk
Futures Contracts (a)	751,970	(373,299)
Purchased Swaptions (b)	656,219	-
Swaps (c)	26,409	(97,769)
Total Interest Rate Risk	1,434,598	(471,068)
Total Value of Derivatives	1,434,598	(471,068)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
(b)Gross value is included in the Statement of Assets and Liabilities in the investments in securities, at value line-item.
(c)For centrally cleared swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared swaps is included in receivable or payable for daily variation margin on centrally cleared swaps, and the net cumulative appreciation (depreciation) for centrally cleared swaps is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of January 31, 2026 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $2,950,078,554)	$2,872,522,257
Fidelity Central Funds (cost $8,828,654)	8,828,654

Total Investment in Securities (cost $2,958,907,208)		$2,881,350,911
Cash		6
Receivable for investments sold		6,651
Receivable for TBA sale commitments		906,153,816
Receivable for fund shares sold		259,518
Interest receivable		5,689,033
Distributions receivable from Fidelity Central Funds		54,875
Receivable for daily variation margin on futures contracts		47,106
Other receivables		3,259
Total assets		3,793,565,175
Liabilities
Payable for investments purchased
Regular delivery	$657,442
Delayed delivery	1,152,912,028
TBA sale commitments, at value	907,497,381
Payable for fund shares redeemed	1,166,043
Distributions payable	520,057
Accrued management fee	407,773
Payable for daily variation margin on centrally cleared swaps	181,484
Other affiliated payables	242,928
Other payables and accrued expenses	3,259
Total liabilities		2,063,588,395
Net Assets		$1,729,976,780
Net Assets consist of:
Paid in capital		$2,080,344,476
Total accumulated earnings (loss)		(350,367,696)
Net Assets		$1,729,976,780
Net Asset Value, offering price and redemption price per share ($1,729,976,780 ÷ 166,087,066 shares)		$10.42
Statement of Operations
Six months ended January 31, 2026 (Unaudited)
Investment Income
Interest		$36,518,553
Income from Fidelity Central Funds		600,711
Total income		37,119,264
Expenses
Management fee	$2,505,594
Transfer agent fees	888,508
Fund wide operations fee	601,275
Independent trustees' fees and expenses	2,911
Total expenses before reductions	3,998,288
Expense reductions	(501)
Total expenses after reductions		3,997,787
Net Investment income (loss)		33,121,477
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	3,094,385
Fidelity Central Funds	1,837
Futures contracts	(1,598,352)
Swaps	(1,044,816)
Total net realized gain (loss)		453,054
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	46,318,321
Futures contracts	1,320,778
Swaps	194,183
TBA sale commitments	(1,201,195)
Total change in net unrealized appreciation (depreciation)		46,632,087
Net gain (loss)		47,085,141
Net increase (decrease) in net assets resulting from operations		$80,206,618
Statement of Changes in Net Assets

	Six months ended January 31, 2026 (Unaudited)	Year ended July 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$33,121,477	$70,149,500
Net realized gain (loss)	453,054	964,863
Change in net unrealized appreciation (depreciation)	46,632,087	(11,886,558)
Net increase (decrease) in net assets resulting from operations	80,206,618	59,227,805
Distributions to shareholders	(31,881,053)	(73,208,725)

Share transactions
Proceeds from sales of shares	42,800,578	107,473,793
Reinvestment of distributions	28,221,822	64,463,614
Cost of shares redeemed	(185,678,950)	(414,775,388)

Net increase (decrease) in net assets resulting from share transactions	(114,656,550)	(242,837,981)
Total increase (decrease) in net assets	(66,330,985)	(256,818,901)

Net Assets
Beginning of period	1,796,307,765	2,053,126,666
End of period	$1,729,976,780	$1,796,307,765

Other Information
Shares
Sold	4,130,826	10,572,194
Issued in reinvestment of distributions	2,723,465	6,343,344
Redeemed	(17,925,608)	(40,879,753)
Net increase (decrease)	(11,071,317)	(23,964,215)

Financial Highlights
Fidelity® GNMA Fund

	Six months ended January 31, 2026 (Unaudited)	Years ended July 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.14	$10.21	$10.06	$10.86	$11.73	$11.80
Income from Investment Operations
Net investment income (loss) A,B	.193	.376	.361	.326	.116	.097
Net realized and unrealized gain (loss)	.273	(.054)	.143	(.823)	(.838)	(.065)
Total from investment operations	.466	.322	.504	(.497)	(.722)	.032
Distributions from net investment income	(.186)	(.392)	(.354)	(.303)	(.121)	(.093) C
Distributions from net realized gain	-	-	-	-	(.027)	(.009) C
Total distributions	(.186)	(.392)	(.354)	(.303)	(.148)	(.102)
Net asset value, end of period	$10.42	$10.14	$10.21	$10.06	$10.86	$11.73
Total Return D,E	4.62%	3.22%	5.17%	(4.39)%	(6.19)%	.27%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.45% H	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45 % H	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions, if any	.45% H	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	3.70% H	3.70%	3.64%	3.20%	1.03%	.83%
Supplemental Data
Net assets, end of period (000 omitted)	$1,729,977	$1,796,308	$2,053,127	$2,310,859	$2,892,759	$3,957,595
Portfolio turnover rate I	589 % H	639%	781%	776%	863%	593%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended January 31, 2026

1. Organization.
Fidelity GNMA Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2026 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, capital loss carryforwards and losses deferred due to wash sales and futures transactions.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$20,359,392
Gross unrealized depreciation	(99,303,547)
Net unrealized appreciation (depreciation)	$(78,944,155)
Tax cost	$2,959,258,816

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(235,470,441)
Long-term	(30,060,891)
Total capital loss carryforward	$(265,531,332)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The value of these commitments and proceeds to be received at contractual settlement date are reflected in the Statement of Assets and Liabilities as "TBA sale commitments, at value" and "Receivable for TBA sale commitments," respectively. A fund realizes a gain or loss on settlement, either through the acquisition of an offsetting TBA purchase commitment on or before the sale commitment date, or by delivery of the securities under the commitment.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts, swaps and options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity GNMA Fund
Interest Rate Risk
Futures Contracts	(1,598,352)	1,320,778
Purchased Options	(62,128)	32,617
Swaps	(1,044,816)	194,183
Total Interest Rate Risk	(2,705,296)	1,547,578
Totals	(2,705,296)	1,547,578

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period, unless an average notional amount is presented in the table below.

Average Notional Amount ($)
Fidelity GNMA Fund	246,542,583

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. OTC options, such as swaptions, which are options where the underlying instrument is a swap, were used to manage exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period, unless an average notional amount is presented in the table below.

Average Notional Amount ($)
Fidelity GNMA Fund	208,917,333

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity GNMA Fund	1,682,865,713	1,790,119,840
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .282% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .10% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund-level expenses (which may not include transfer agent, the compensation of the independent Trustees, interest, taxes or extraordinary expenses, as applicable) in return for a FWOE fee equal to .35% of fund-level average net assets less the total amount of the management fee. The FWOE paid by a fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fees were equivalent to the following annualized rate expressed as a percentage of average net assets:

Fidelity GNMA Fund	.07%

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity GNMA Fund	$3,259

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of interest. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity GNMA Fund	-	-	-
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $501.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity GNMA Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered the Investment Advisers' staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, training, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that the Investment Advisers' investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to derivatives and liquidity risk management. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account and market information over the Internet, via the Fidelity mobile app and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's management fee rate as well as other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees, paid by FMR under the fund's management contract. The Board also considered other "class-level" expenses, such as transfer agent fees and fund-paid 12b-1 fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) of the fund relative to the funds and classes in the total peer group; (ii) gross management fee comparisons of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the fund relative to the asset-sized peer group. The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024.
Other Contractual Arrangements. The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" expenses (including, among certain other "fund-level" expenses, the management fee) at 0.35%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity other than the fund, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar investment mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of the fund and all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) and their shareholders have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the findings of the committee.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds and asset classes, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) information about the role of fund profitability in considering changes to the fund lineup; (vi) the types of management fee and total expense comparisons provided, and challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, bond funds, allocation funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2026.

1.930529.114
MOG-SANN-0426

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Income Fund’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Income Fund’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Income Fund

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	March 25, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	March 25, 2026

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	March 25, 2026